Victory Portfolios	Schedule of Portfolio Investments
Victory S&P 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Communication Services (10.8%):
Activision Blizzard, Inc.	5,797	$539
Alphabet, Inc., Class A (a)	2,250	4,640
Alphabet, Inc., Class C (a)	2,157	4,462
AT&T, Inc. (b)	53,359	1,615
Charter Communications, Inc., Class A (a)	1,058	654
Comcast Corp., Class A	34,201	1,852
Discovery, Inc., Class A (a)(b)	1,216	53
Discovery, Inc., Class C (a)	2,167	80
DISH Network Corp., Class A (a)	1,851	67
Electronic Arts, Inc.	2,152	291
Facebook, Inc., Class A (a)	17,997	5,300
Fox Corp., Class A	2,502	90
Fox Corp., Class B	1,150	40
Live Nation Entertainment, Inc. (a)(b)	1,074	91
Lumen Technologies, Inc.	7,386	99
Netflix, Inc. (a)	3,314	1,729
News Corp., Class A	2,926	74
News Corp., Class B	911	21
Omnicom Group, Inc.	1,609	119
Take-Two Interactive Software, Inc. (a)	862	152
The Interpublic Group of Cos., Inc.	2,923	85
The Walt Disney Co. (a)	13,581	2,506
T-Mobile U.S., Inc. (a)	4,370	548
Twitter, Inc. (a)	5,972	380
Verizon Communications, Inc.	30,961	1,800
ViacomCBS, Inc., Class B	4,246	191
		27,478
Communications Equipment (0.8%):
Arista Networks, Inc. (a)	411	124
Cisco Systems, Inc.	31,587	1,634
F5 Networks, Inc. (a)	461	96
Juniper Networks, Inc.	2,455	62
Motorola Solutions, Inc.	1,265	238
		2,154
Consumer Discretionary (12.3%):
Advance Auto Parts, Inc.	490	90
Amazon.com, Inc. (a)	3,202	9,908
Aptiv PLC (a)	2,020	279
AutoZone, Inc. (a)	166	233
Best Buy Co., Inc.	1,724	198

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Booking Holdings, Inc. (a)	306	$713
BorgWarner, Inc.	1,788	83
Caesars Entertainment, Inc. (a)(b)	1,558	136
CarMax, Inc. (a)	1,216	161
Carnival Corp. (a)	5,969	158
Chipotle Mexican Grill, Inc. (a)	211	300
D.R. Horton, Inc.	2,476	221
Darden Restaurants, Inc.	975	138
Dollar General Corp.	1,833	371
Dollar Tree, Inc. (a)	1,760	201
Domino’s Pizza, Inc.	290	107
eBay, Inc.	4,836	296
Etsy, Inc. (a)	943	190
Expedia Group, Inc. (a)	1,035	178
Ford Motor Co. (a)	29,238	358
Garmin Ltd.	1,118	147
General Motors Co. (a)	9,487	545
Genuine Parts Co.	1,080	125
Hanesbrands, Inc.	2,610	51
Hasbro, Inc.	956	92
Hilton Worldwide Holdings, Inc. (a)	2,077	251
L Brands, Inc. (a)	1,748	108
Las Vegas Sands Corp. (a)(c)	2,457	149
Leggett & Platt, Inc.	995	45
Lennar Corp., Class A	2,054	208
LKQ Corp. (a)	2,088	88
Lowe’s Cos., Inc.	5,469	1,041
Marriott International, Inc., Class A (a)	1,990	295
McDonald’s Corp.	5,578	1,251
MGM Resorts International	3,073	117
Mohawk Industries, Inc. (a)	441	85
Newell Brands, Inc.	2,827	76
NIKE, Inc., Class B	9,513	1,265
Norwegian Cruise Line Holdings Ltd. (a)(b)	2,718	75
NVR, Inc. (a)	26	122
O’Reilly Automotive, Inc. (a)	525	266
Penn National Gaming, Inc. (a)	1,112	117
Pool Corp.	301	104
PulteGroup, Inc.	1,989	104
PVH Corp. (a)	532	56
Ralph Lauren Corp. (a)	361	44
Ross Stores, Inc.	2,664	319
Royal Caribbean Cruises Ltd. (a)	1,638	140
Starbucks Corp.	8,808	962
Tapestry, Inc. (a)	2,079	86

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Target Corp. (c)	3,747	$743
Tesla, Inc. (a)	5,745	3,838
The Gap, Inc.	1,539	46
The Home Depot, Inc.	8,055	2,460
The TJX Cos., Inc.	8,983	594
Tractor Supply Co.	870	154
Ulta Beauty, Inc. (a)	422	130
Under Armour, Inc., Class A (a)	1,411	31
Under Armour, Inc., Class C (a)	1,458	27
VF Corp.	2,403	192
Whirlpool Corp.	470	104
Wynn Resorts Ltd. (a)	787	99
Yum! Brands, Inc.	2,245	243
		31,314
Consumer Staples (6.2%):
Altria Group, Inc.	13,906	711
Archer-Daniels-Midland Co.	4,178	238
Brown-Forman Corp., Class B	1,367	94
Campbell Soup Co.	1,519	76
Church & Dwight Co., Inc.	1,834	160
Colgate-Palmolive Co.	6,349	500
Conagra Brands, Inc.	3,655	137
Constellation Brands, Inc., Class A	1,272	290
Costco Wholesale Corp.	3,312	1,167
General Mills, Inc.	4,575	281
Hormel Foods Corp.	2,101	100
Kellogg Co.	1,904	121
Kimberly-Clark Corp.	2,529	352
Lamb Weston Holdings, Inc.	1,095	85
McCormick & Co., Inc.	1,863	166
Molson Coors Beverage Co., Class B (a)(b)	1,408	72
Mondelez International, Inc., Class A	10,565	619
Monster Beverage Corp. (a)	2,766	252
PepsiCo, Inc.	10,322	1,460
Philip Morris International, Inc.	11,652	1,034
Sysco Corp.	3,819	301
The Clorox Co.	941	182
The Coca-Cola Co.	29,017	1,530
The Estee Lauder Cos., Inc.	1,719	500
The Hershey Co.	1,096	173
The J.M. Smucker Co.	820	104
The Kraft Heinz Co.	4,850	194
The Kroger Co.	5,696	205
The Procter & Gamble Co.	18,424	2,495

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tyson Foods, Inc., Class A	2,205	$164
Walgreens Boots Alliance, Inc.	5,366	295
Walmart, Inc.	10,372	1,409
		15,467
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A	4,483	296
CDW Corp.	1,055	175
Corning, Inc.	5,749	250
FLIR Systems, Inc.	982	55
IPG Photonics Corp. (a)	268	57
Keysight Technologies, Inc. (a)	1,392	200
TE Connectivity Ltd.	2,476	320
Trimble, Inc. (a)	1,878	146
Zebra Technologies Corp. (a)	400	194
		1,693
Energy (2.7%):
Apa Corp.	2,827	51
Baker Hughes Co.	5,454	118
Cabot Oil & Gas Corp.	2,988	56
Chevron Corp.	14,413	1,510
ConocoPhillips	10,136	537
Devon Energy Corp.	4,432	97
Diamondback Energy, Inc.	1,353	99
EOG Resources, Inc.	4,366	317
Exxon Mobil Corp.	31,674	1,768
Halliburton Co.	6,649	142
Hess Corp.	2,044	145
HollyFrontier Corp.	1,118	40
Kinder Morgan, Inc.	14,566	243
Marathon Oil Corp.	5,906	63
Marathon Petroleum Corp.	4,873	261
NOV, Inc. (a)	2,905	40
Occidental Petroleum Corp.	6,273	167
ONEOK, Inc.	3,329	169
Phillips 66	3,268	266
Pioneer Natural Resources Co.	1,539	244
Schlumberger Ltd.	10,462	284
The Williams Cos., Inc.	9,081	215
Valero Energy Corp.	3,057	219
		7,051
Financials (11.0%):
Aflac, Inc.	4,791	245
American Express Co.	4,882	691

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
American International Group, Inc.	6,470	$299
Ameriprise Financial, Inc.	874	203
Aon PLC, Class A	1,691	389
Arthur J. Gallagher & Co.	1,450	181
Assurant, Inc.	433	61
Bank of America Corp.	56,841	2,199
Berkshire Hathaway, Inc., Class B (a)	14,266	3,645
BlackRock, Inc.	1,062	801
Capital One Financial Corp.	3,436	437
Cboe Global Markets, Inc.	802	79
Chubb Ltd.	3,369	532
Cincinnati Financial Corp.	1,122	116
Citigroup, Inc.	15,617	1,136
Citizens Financial Group, Inc.	3,181	140
CME Group, Inc.	2,686	549
Comerica, Inc.	1,041	75
Discover Financial Services	2,295	218
Everest Re Group Ltd.	299	74
Fifth Third Bancorp	5,320	199
First Republic Bank	1,317	220
Franklin Resources, Inc.	2,042	60
Globe Life, Inc.	711	69
Huntington Bancshares, Inc.	7,611	120
Intercontinental Exchange, Inc.	4,203	469
Invesco Ltd.	2,816	71
JPMorgan Chase & Co.	22,831	3,475
KeyCorp	7,248	145
Lincoln National Corp.	1,350	84
Loews Corp.	1,698	87
M&T Bank Corp.	962	146
MarketAxess Holdings, Inc.	284	141
Marsh & McLennan Cos., Inc.	3,802	462
MetLife, Inc.	5,624	342
Moody’s Corp.	1,204	360
Morgan Stanley	11,228	872
MSCI, Inc.	618	259
Nasdaq, Inc.	863	127
Northern Trust Corp.	1,559	164
People’s United Financial, Inc.	3,184	57
Principal Financial Group, Inc.	1,897	114
Prudential Financial, Inc.	2,970	271
Raymond James Financial, Inc.	917	112
Regions Financial Corp.	7,188	149
S&P Global, Inc.	1,801	636
State Street Corp.	2,632	221

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SVB Financial Group (a)	389	$192
Synchrony Financial	4,064	165
T. Rowe Price Group, Inc.	1,705	293
The Allstate Corp.	2,266	260
The Bank of New York Mellon Corp.	6,036	285
The Charles Schwab Corp.	11,197	730
The Goldman Sachs Group, Inc.	2,574	842
The Hartford Financial Services Group, Inc.	2,675	179
The PNC Financial Services Group, Inc.	3,172	556
The Progressive Corp.	4,382	419
The Travelers Cos., Inc.	1,887	284
Truist Financial Corp.	10,079	588
U.S. Bancorp	10,227	566
Unum Group	1,524	42
W.R. Berkley Corp.	1,048	79
Wells Fargo & Co.	30,931	1,208
Willis Towers Watson PLC	965	221
Zions Bancorp NA	1,229	68
		28,479
Health Care (12.7%):
Abbott Laboratories	13,254	1,588
AbbVie, Inc.	13,212	1,429
ABIOMED, Inc. (a)	338	108
Agilent Technologies, Inc.	2,280	290
Alexion Pharmaceuticals, Inc. (a)	1,645	252
Align Technology, Inc. (a)	539	292
AmerisourceBergen Corp.	1,103	130
Amgen, Inc.	4,321	1,074
Anthem, Inc.	1,832	658
Baxter International, Inc.	3,779	319
Becton, Dickinson & Co.	2,174	529
Biogen, Inc. (a)	1,140	319
Bio-Rad Laboratories, Inc., Class A (a)	161	92
Boston Scientific Corp. (a)	10,603	410
Bristol-Myers Squibb Co.	16,763	1,058
Cardinal Health, Inc.	2,197	133
Catalent, Inc. (a)	1,274	134
Centene Corp. (a)	4,351	278
Cerner Corp.	2,292	165
Cigna Corp.	2,632	636
CVS Health Corp.	9,811	738
Danaher Corp.	4,742	1,067
DaVita, Inc. (a)	540	58
DENTSPLY SIRONA, Inc.	1,639	105

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
DexCom, Inc. (a)	720	$259
Edwards Lifesciences Corp. (a)	4,673	391
Eli Lilly & Co.	5,952	1,112
Gilead Sciences, Inc. (c)	9,402	608
HCA Healthcare, Inc.	1,984	374
Henry Schein, Inc. (a)	1,066	74
Hologic, Inc. (a)	1,928	143
Humana, Inc.	964	404
IDEXX Laboratories, Inc. (a)	639	313
Illumina, Inc. (a)	1,092	419
Incyte Corp. (a)	1,398	114
Intuitive Surgical, Inc. (a)	881	651
IQVIA Holdings, Inc. (a)	1,431	276
Johnson & Johnson (c)	19,667	3,233
Laboratory Corp. of America Holdings (a)	730	186
McKesson Corp.	1,190	232
Medtronic PLC	10,086	1,191
Merck & Co., Inc.	18,931	1,459
Mettler-Toledo International, Inc. (a)	175	202
PerkinElmer, Inc.	838	108
Perrigo Co. PLC	996	40
Pfizer, Inc.	41,731	1,512
Quest Diagnostics, Inc.	998	128
Regeneron Pharmaceuticals, Inc. (a)	788	373
ResMed, Inc.	1,089	211
STERIS PLC	639	122
Stryker Corp.	2,449	597
Teleflex, Inc.	349	145
The Cooper Cos., Inc.	368	141
Thermo Fisher Scientific, Inc.	2,946	1,345
UnitedHealth Group, Inc.	7,073	2,632
Universal Health Services, Inc., Class B	582	78
Varian Medical Systems, Inc. (a)	687	121
Vertex Pharmaceuticals, Inc. (a)	1,945	418
Viatris, Inc. (a)	9,031	126
Waters Corp. (a)	465	132
West Pharmaceutical Services, Inc.	554	156
Zimmer Biomet Holdings, Inc.	1,555	249
Zoetis, Inc.	3,555	560
		32,697
Industrials (9.0%):
3M Co.	4,333	835
Alaska Air Group, Inc. (a)	929	64
Allegion PLC	679	85
American Airlines Group, Inc. (a)(b)	4,786	114

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
AMETEK, Inc.	1,725	$220
AO Smith Corp.	1,013	68
C.H. Robinson Worldwide, Inc.	1,001	96
Carrier Global Corp.	6,114	259
Caterpillar, Inc.	4,080	946
Cintas Corp.	660	225
Copart, Inc. (a)	1,556	169
CSX Corp.	5,705	550
Cummins, Inc.	1,107	287
Deere & Co.	2,345	877
Delta Air Lines, Inc. (a)	4,775	231
Dover Corp.	1,075	147
Eaton Corp. PLC	2,979	412
Emerson Electric Co.	4,489	405
Enphase Energy, Inc. (a)	965	156
Equifax, Inc.	911	165
Expeditors International of Washington, Inc.	1,267	136
Fastenal Co.	4,297	216
FedEx Corp.	1,825	518
Fortive Corp.	2,529	179
Fortune Brands Home & Security, Inc.	1,037	99
Generac Holdings, Inc. (a)(b)	470	154
General Dynamics Corp.	1,735	315
General Electric Co.	65,600	861
Honeywell International, Inc.	5,204	1,129
Howmet Aerospace, Inc. (a)	2,920	94
Huntington Ingalls Industries, Inc.	301	62
IDEX Corp.	568	119
IHS Markit Ltd.	2,789	270
Illinois Tool Works, Inc.	2,156	478
Ingersoll Rand, Inc. (a)(c)	2,788	137
J.B. Hunt Transport Services, Inc.	625	105
Jacobs Engineering Group, Inc.	973	126
Johnson Controls International PLC	5,389	322
Kansas City Southern	680	179
L3Harris Technologies, Inc.	1,538	312
Lockheed Martin Corp.	1,844	681
Masco Corp.	1,924	115
Nielsen Holdings PLC	2,677	67
Norfolk Southern Corp.	1,885	506
Northrop Grumman Corp.	1,160	375
Old Dominion Freight Line, Inc.	717	172
Otis Worldwide Corp.	3,050	209
PACCAR, Inc.	2,596	241

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Parker-Hannifin Corp.	966	$305
Pentair PLC	1,242	77
Quanta Services, Inc.	1,035	91
Raytheon Technologies Corp.	11,368	878
Republic Services, Inc. (c)	1,575	156
Robert Half International, Inc.	846	66
Rockwell Automation, Inc.	869	231
Rollins, Inc.	1,657	57
Roper Technologies, Inc.	785	317
Snap-on, Inc.	406	94
Southwest Airlines Co. (a)	4,419	270
Stanley Black & Decker, Inc.	1,204	240
Teledyne Technologies, Inc. (a)	277	115
Textron, Inc.	1,698	95
The Boeing Co. (a)	4,105	1,047
Trane Technologies PLC	1,784	295
TransDigm Group, Inc. (a)	409	240
Union Pacific Corp.	5,012	1,106
United Airlines Holdings, Inc. (a)	2,383	137
United Parcel Service, Inc., Class B	5,383	915
United Rentals, Inc. (a)	540	178
Verisk Analytics, Inc.	1,218	216
W.W. Grainger, Inc.	329	132
Waste Management, Inc.	2,913	377
Westinghouse Air Brake Technologies Corp.	1,328	105
Xylem, Inc.	1,349	142
		22,370
IT Services (5.2%):
Accenture PLC, Class A	4,745	1,312
Akamai Technologies, Inc. (a)	1,221	124
Automatic Data Processing, Inc.	3,202	603
Broadridge Financial Solutions, Inc.	866	133
Cognizant Technology Solutions Corp., Class A	3,970	310
DXC Technology Co. (a)	1,905	60
Fidelity National Information Services, Inc.	4,647	653
Fiserv, Inc. (a)	4,308	513
FleetCor Technologies, Inc. (a)	624	168
Gartner, Inc. (a)	664	121
Global Payments, Inc.	2,209	445
International Business Machines Corp.	6,686	891
Jack Henry & Associates, Inc.	569	86
Leidos Holdings, Inc.	998	96
Mastercard, Inc., Class A	6,560	2,336
Paychex, Inc.	2,401	235
PayPal Holdings, Inc. (a)	8,763	2,128

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Western Union Co.	3,074	$76
VeriSign, Inc. (a)	745	148
Visa, Inc., Class A	12,690	2,688
		13,126
Materials (2.7%):
Air Products & Chemicals, Inc.	1,656	465
Albemarle Corp.	873	128
Amcor PLC	11,686	136
Avery Dennison Corp.	621	114
Ball Corp.	2,453	208
Celanese Corp.	854	128
CF Industries Holdings, Inc.	1,601	73
Corteva, Inc.	5,567	260
Dow, Inc.	5,576	357
DuPont de Nemours, Inc.	4,028	311
Eastman Chemical Co.	1,016	112
Ecolab, Inc.	1,861	398
FMC Corp.	968	107
Freeport-McMoRan, Inc. (a)	10,912	359
International Flavors & Fragrances, Inc.	1,861	260
International Paper Co.	2,941	159
Linde PLC	3,912	1,096
LyondellBasell Industries NV, Class A	1,925	200
Martin Marietta Materials, Inc.	466	156
Newmont Corp.	5,988	361
Nucor Corp.	2,230	179
Packaging Corp. of America	709	95
PPG Industries, Inc.	1,773	266
Sealed Air Corp.	1,159	53
The Mosaic Co.	2,581	82
The Sherwin-Williams Co.	603	445
Vulcan Materials Co.	992	168
Westrock Co.	1,972	103
		6,779
Real Estate (2.5%):
Alexandria Real Estate Equities, Inc.	951	156
American Tower Corp.	3,325	795
AvalonBay Communities, Inc.	1,044	193
Boston Properties, Inc.	1,061	107
CBRE Group, Inc., Class A (a)	2,511	199
Crown Castle International Corp.	3,227	555
Digital Realty Trust, Inc.	2,103	296

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Duke Realty Corp.	2,796	$117
Equinix, Inc.	668	454
Equity Residential	2,565	184
Essex Property Trust, Inc.	486	132
Extra Space Storage, Inc.	988	131
Federal Realty Investment Trust	523	53
Healthpeak Properties, Inc.	4,030	128
Host Hotels & Resorts, Inc. (a)	5,277	89
Iron Mountain, Inc. (b)	2,158	80
Kimco Realty Corp.	3,235	61
Mid-America Apartment Communities, Inc.	856	124
Prologis, Inc.	5,533	586
Public Storage	1,138	281
Realty Income Corp.	2,794	177
Regency Centers Corp.	1,182	67
SBA Communications Corp.	818	227
Simon Property Group, Inc.	2,458	280
UDR, Inc.	2,221	97
Ventas, Inc.	2,803	150
Vornado Realty Trust	1,174	53
Welltower, Inc.	3,123	224
Weyerhaeuser Co.	5,595	199
		6,195
Semiconductors & Semiconductor Equipment (5.4%):
Advanced Micro Devices, Inc. (a)	9,066	712
Analog Devices, Inc.	2,760	428
Applied Materials, Inc.	6,866	917
Broadcom, Inc.	3,054	1,416
Intel Corp.	30,399	1,946
KLA Corp.	1,153	381
Lam Research Corp.	1,069	636
Maxim Integrated Products, Inc.	2,005	183
Microchip Technology, Inc.	2,015	313
Micron Technology, Inc. (a)	8,370	738
Monolithic Power Systems, Inc.	321	113
NVIDIA Corp.	4,639	2,476
NXP Semiconductors NV	2,073	418
Qorvo, Inc. (a)	847	155
QUALCOMM, Inc.	8,499	1,127
Skyworks Solutions, Inc.	1,234	226
Teradyne, Inc.	1,247	152
Texas Instruments, Inc.	6,885	1,301

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Xilinx, Inc.	1,839	$228
		13,866
Software (8.3%):
Adobe, Inc. (a)	3,586	1,704
ANSYS, Inc. (a)	649	220
Autodesk, Inc. (a)	1,645	456
Cadence Design Systems, Inc. (a)	2,087	286
Citrix Systems, Inc.	920	129
Fortinet, Inc. (a)	1,013	187
Intuit, Inc.	2,049	785
Microsoft Corp. (c)	56,429	13,303
NortonLifeLock, Inc.	4,354	93
Oracle Corp.	13,877	974
Paycom Software, Inc. (a)	367	136
salesforce.com, Inc. (a)	6,866	1,455
ServiceNow, Inc. (a)(c)	1,467	734
Synopsys, Inc. (a)	1,140	282
Tyler Technologies, Inc. (a)	304	129
		20,873
Technology Hardware, Storage & Peripherals (6.1%):
Apple, Inc.	118,069	14,421
Hewlett Packard Enterprise Co.	9,735	153
HP, Inc.	9,371	298
NetApp, Inc.	1,665	121
Seagate Technology PLC	1,503	115
Western Digital Corp.	2,290	153
		15,261
Utilities (2.6%):
Alliant Energy Corp.	1,870	101
Ameren Corp.	1,896	154
American Electric Power Co., Inc. (c)	3,716	315
American Water Works Co., Inc.	1,357	203
Atmos Energy Corp.	959	95
CenterPoint Energy, Inc.	4,127	93
CMS Energy Corp.	2,162	132
Consolidated Edison, Inc. (c)	2,562	192
Dominion Energy, Inc.	6,028	458
DTE Energy Co.	1,450	193
Duke Energy Corp. (c)	5,751	555
Edison International	2,838	166
Entergy Corp.	1,500	149

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Evergy, Inc. (c)	1,698	$101
Eversource Energy (c)	2,566	222
Exelon Corp.	7,305	320
FirstEnergy Corp.	4,064	141
NextEra Energy, Inc. (c)	14,663	1,109
NiSource, Inc.	2,932	71
NRG Energy, Inc.	1,831	69
Pinnacle West Capital Corp.	843	69
PPL Corp.	5,753	166
Public Service Enterprise Group, Inc.	3,779	228
Sempra Energy	2,264	300
The AES Corp.	4,999	134
The Southern Co. (c)	7,905	491
WEC Energy Group, Inc. (c)	2,360	221
Xcel Energy, Inc. (c)	4,023	268
		6,716

Total Common Stocks (Cost $49,616)		251,519
Collateral for Securities Loaned^ (0.3%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.05% (d)	16,063	16
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	413,656	414
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	8,016	8
JPMorgan Prime Money Market Fund, Capital Shares, 0.10% (d)	63,919	64
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	287,390	287
Total Collateral for Securities Loaned (Cost $789)		789
Total Investments (Cost $50,405) — 99.2%		252,308
Other assets in excess of liabilities — 0.8%		2,009
NET ASSETS - 100.00%		$254,317

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	14	6/18/21	$2,738,289	$2,777,180	$38,891

	Total unrealized appreciation				$38,891
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$38,891

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Multi-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)
Communication Services (8.6%):
Alphabet, Inc., Class A (a)	5,793	$11,948
Charter Communications, Inc., Class A (a)	8,100	4,998
Facebook, Inc., Class A (a)	23,300	6,863
Iridium Communications, Inc. (a)	53,400	2,203
Nexstar Media Group, Inc., Class A	28,600	4,016
Vonage Holdings Corp. (a)	18,800	222
Zynga, Inc., Class A (a)	548,600	5,601
		35,851
Communications Equipment (1.2%):
Lumentum Holdings, Inc. (a)	54,300	4,960

Consumer Discretionary (15.4%):
Amazon.com, Inc. (a)	4,510	13,954
Asbury Automotive Group, Inc. (a)(b)	28,400	5,580
Boyd Gaming Corp. (a)	66,100	3,897
Brunswick Corp.	26,400	2,518
D.R. Horton, Inc.	47,100	4,198
Group 1 Automotive, Inc. (b)	25,800	4,071
LCI Industries	29,100	3,849
LGI Homes, Inc. (a)	39,500	5,897
Lowe’s Cos., Inc.	22,400	4,260
Malibu Boats, Inc., Class A (a)	47,600	3,793
Meritage Homes Corp. (a)	32,300	2,969
Rent-A-Center, Inc.	72,700	4,192
Tesla, Inc. (a)	2,900	1,937
TopBuild Corp. (a)	17,700	3,707
		64,822
Consumer Staples (5.0%):
BJ’s Wholesale Club Holdings, Inc. (a)	92,500	4,150
Monster Beverage Corp. (a)	43,000	3,917
PepsiCo, Inc.	33,600	4,753
Performance Food Group Co. (a)	75,300	4,338
Philip Morris International, Inc.	41,300	3,665
		20,823
Energy (3.5%):
Chevron Corp.	42,710	4,476
Matador Resources Co. (b)	143,800	3,372
Phillips 66	25,575	2,085
Pioneer Natural Resources Co.	15,500	2,462

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Valero Energy Corp.	30,200	$2,162
		14,557
Financials (11.2%):
Ameriprise Financial, Inc.	12,200	2,836
Bank of America Corp.	165,800	6,415
Flagstar Bancorp, Inc.	97,500	4,397
JPMorgan Chase & Co.	57,900	8,814
Morgan Stanley	63,800	4,955
Primerica, Inc.	39,600	5,854
ServisFirst Bancshares, Inc.	52,800	3,238
T. Rowe Price Group, Inc.	25,200	4,324
Western Alliance Bancorp	60,400	5,704
		46,537
Health Care (11.8%):
AbbVie, Inc.	71,450	7,732
Bristol-Myers Squibb Co.	40,000	2,526
Charles River Laboratories International, Inc. (a)	18,800	5,449
Hologic, Inc. (a)	52,600	3,912
ICON PLC (a)	23,700	4,654
Insulet Corp. (a)	8,500	2,218
Pfizer, Inc.	47,100	1,706
Quest Diagnostics, Inc.	30,000	3,850
Regeneron Pharmaceuticals, Inc. (a)	10,700	5,063
Stryker Corp.	18,700	4,555
Thermo Fisher Scientific, Inc.	7,800	3,560
UnitedHealth Group, Inc.	9,625	3,581
		48,806
Industrials (11.9%):
Builders FirstSource, Inc. (a)	93,100	4,317
Chart Industries, Inc. (a)	17,600	2,505
Kansas City Southern	22,300	5,885
Marten Transport Ltd.	218,400	3,706
Masco Corp.	86,900	5,205
Masonite International Corp. (a)	21,900	2,524
Old Dominion Freight Line, Inc.	26,800	6,444
Patrick Industries, Inc.	52,100	4,429
Trex Co., Inc. (a)(b)	43,800	4,009
UFP Industries, Inc.	74,900	5,680
XPO Logistics, Inc. (a)(b)	40,800	5,031
		49,735
IT Services (4.0%):
Akamai Technologies, Inc. (a)	45,000	4,586
EPAM Systems, Inc. (a)	11,500	4,562

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Fiserv, Inc. (a)	40,400	$4,809
Visa, Inc., Class A	12,900	2,731
		16,688
Materials (4.3%):
Avery Dennison Corp.	22,800	4,187
Berry Global Group, Inc. (a)	35,800	2,198
Dow, Inc.	38,900	2,487
Silgan Holdings, Inc.	51,700	2,173
Summit Materials, Inc., Class A (a)	143,400	4,018
Valvoline, Inc. (b)	96,200	2,508
		17,571
Real Estate (1.1%):
American Tower Corp.	18,900	4,518

Semiconductors & Semiconductor Equipment (7.3%):
Advanced Micro Devices, Inc. (a)	78,400	6,154
Applied Materials, Inc.	19,800	2,645
Broadcom, Inc.	15,500	7,187
NVIDIA Corp.	15,900	8,490
Qorvo, Inc. (a)	32,300	5,901
		30,377
Software (7.9%):
Adobe, Inc. (a)	4,000	1,901
Cadence Design Systems, Inc. (a)	31,400	4,302
Microsoft Corp.	95,660	22,555
ServiceNow, Inc. (a)	7,900	3,951
		32,709
Technology Hardware, Storage & Peripherals (4.7%):
Apple, Inc.	161,980	19,786

Total Common Stocks (Cost $276,609)		407,740

Exchange-Traded Funds (2.0%)
iShares Russell 3000 ETF	35,000	8,303

Total Exchange-Traded Funds (Cost $7,930)		8,303
Collateral for Securities Loaned^ (3.3%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.05% (c)	284,108	284
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	7,316,424	7,316
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	141,784	142

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Shares, 0.10% (c)	1,130,540	$1,131
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	5,083,128	5,083
Total Collateral for Securities Loaned (Cost $13,956)		13,956
Total Investments (Cost $298,495) — 103.2%		429,999
Liabilities in excess of other assets — (3.2)%		(13,254)
NET ASSETS - 100.00%		$416,745

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2021.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Mid-Cap Core Growth Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)
Communication Services (2.3%):
Live Nation Entertainment, Inc. (a)(b)	79,344	$6,716
Take-Two Interactive Software, Inc. (a)	35,000	6,185
		12,901
Consumer Discretionary (15.8%):
AutoZone, Inc. (a)	5,400	7,583
Chipotle Mexican Grill, Inc. (a)	5,400	7,673
Choice Hotels International, Inc.	36,100	3,873
D.R. Horton, Inc.	109,800	9,786
Etsy, Inc. (a)	18,800	3,791
Expedia Group, Inc. (a)	43,900	7,556
Five Below, Inc. (a)	24,600	4,693
Lear Corp.	42,600	7,721
Lithia Motors, Inc., Class A	19,400	7,568
Marriott Vacations Worldwide Corp. (a)	35,821	6,239
NVR, Inc. (a)	1,500	7,066
Penn National Gaming, Inc. (a)(b)	63,100	6,615
Rent-A-Center, Inc.	70,100	4,042
YETI Holdings, Inc. (a)	69,900	5,047
		89,253
Consumer Staples (2.1%):
Darling Ingredients, Inc. (a)	96,000	7,064
Monster Beverage Corp. (a)	54,300	4,946
		12,010
Energy (1.3%):
Diamondback Energy, Inc.	43,400	3,189
U.S. Silica Holdings, Inc. (a)(b)	309,800	3,807
		6,996
Financials (8.9%):
Ally Financial, Inc.	230,900	10,439
Brown & Brown, Inc.	115,300	5,270
East West Bancorp, Inc.	71,200	5,255
MarketAxess Holdings, Inc.	8,800	4,382
MSCI, Inc.	21,900	9,182
Radian Group, Inc.	334,377	7,774
Synchrony Financial	212,000	8,620
		50,922
Health Care (14.0%):
ABIOMED, Inc. (a)	15,700	5,004
Agilent Technologies, Inc.	60,593	7,704
BioCryst Pharmaceuticals, Inc. (a)(b)	373,200	3,795

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bruker Corp.	53,900	$3,465
CRISPR Therapeutics AG (a)	12,100	1,474
Dynavax Technologies Corp. (a)(b)	267,100	2,626
Edwards Lifesciences Corp. (a)	58,700	4,910
Horizon Therapeutics PLC (a)	53,200	4,897
IDEXX Laboratories, Inc. (a)	11,700	5,725
Insulet Corp. (a)	24,500	6,393
IQVIA Holdings, Inc. (a)	38,800	7,494
NanoString Technologies, Inc. (a)	90,100	5,920
Teleflex, Inc.	15,900	6,605
Veeva Systems, Inc., Class A (a)	29,300	7,654
Zoetis, Inc.	39,130	6,162
		79,828
Industrials (19.3%):
Advanced Drainage Systems, Inc.	41,900	4,332
Chart Industries, Inc. (a)	48,400	6,890
Clean Harbors, Inc. (a)	61,100	5,136
Copa Holdings SA (a)(b)	59,500	4,807
CSX Corp.	68,200	6,576
Generac Holdings, Inc. (a)	13,700	4,486
Jacobs Engineering Group, Inc.	19,800	2,560
Kratos Defense & Security Solutions, Inc. (a)	225,000	6,138
Old Dominion Freight Line, Inc.	26,050	6,263
Oshkosh Corp.	71,900	8,532
Owens Corning, Inc.	92,000	8,472
Robert Half International, Inc.	87,200	6,808
Southwest Airlines Co. (a)	95,400	5,825
TFI International, Inc.	39,200	2,931
The Middleby Corp. (a)	43,500	7,210
Trane Technologies PLC	59,000	9,768
Trex Co., Inc. (a)(b)	67,600	6,188
WESCO International, Inc. (a)	88,500	7,658
		110,580
Information Technology (20.4%):
Advanced Micro Devices, Inc. (a)	129,800	10,189
Amphenol Corp., Class A	113,620	7,496
Atlassian Corp. PLC, Class A (a)(b)	11,800	2,487
CDW Corp.	47,059	7,800
Concentrix Corp. (a)	27,300	4,087
Crowdstrike Holdings, Inc., Class A (a)	32,000	5,841
DocuSign, Inc. (a)	10,400	2,105
EPAM Systems, Inc. (a)	28,300	11,227
Fidelity National Information Services, Inc.	22,944	3,226

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Fiserv, Inc. (a)	51,100	$6,083
Global Payments, Inc.	23,100	4,656
KLA Corp.	24,700	8,161
Lumentum Holdings, Inc. (a)	42,800	3,910
Microchip Technology, Inc.	43,787	6,797
Monolithic Power Systems, Inc.	12,600	4,450
ServiceNow, Inc. (a)	11,000	5,501
SS&C Technologies Holdings, Inc.	108,579	7,587
SYNNEX Corp.	27,300	3,135
Synopsys, Inc. (a)	33,300	8,252
Zendesk, Inc. (a)	36,800	4,880
		117,870
Materials (7.9%):
Avery Dennison Corp.	32,700	6,005
Cleveland-Cliffs, Inc.	406,900	8,183
Franco-Nevada Corp.	29,600	3,708
Freeport-McMoRan, Inc. (a)	314,700	10,363
Louisiana-Pacific Corp.	152,900	8,480
The Scotts Miracle-Gro Co.	29,500	7,227
		43,966
Real Estate (4.4%):
Digital Realty Trust, Inc.	54,346	7,655
SBA Communications Corp.	24,803	6,884
Simon Property Group, Inc.	43,100	4,903
Sun Communities, Inc.	38,716	5,809
		25,251
Utilities (1.4%):
Atmos Energy Corp.	29,400	2,906
Sempra Energy	36,539	4,844
		7,750

Total Common Stocks (Cost $350,915)		557,327
Exchange-Traded Funds (2.1%)
SPDR S&P MidCap 400 ETF	25,400	12,092

Total Exchange-Traded Funds (Cost $11,415)		12,092
Collateral for Securities Loaned^ (5.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (c)	599,147	599
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (c)	15,433,276	15,433
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	299,079	299
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	2,384,763	2,385

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	10,722,508	$10,723
Total Collateral for Securities Loaned (Cost $29,439)		29,439
Total Investments (Cost $391,769) — 105.1%		598,858
Liabilities in excess of other assets — (5.1)%		(29,282)
NET ASSETS - 100.00%		$569,576

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2021.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Mid-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (2.4%):
Cinemark Holdings, Inc. (a)(b)	55,696	$1,137
Liberty Media Group Corp.-Liberty Formula One, Class C (a)	33,142	1,434
Lions Gate Entertainment Corp., Class B (a)	87,409	1,128
Nexstar Media Group, Inc., Class A	15,550	2,184
		5,883
Consumer Discretionary (14.2%):
Aptiv PLC (a)	9,900	1,365
Aramark	44,332	1,675
Best Buy Co., Inc.	5,992	688
Brunswick Corp.	21,065	2,009
Caesars Entertainment, Inc. (a)	19,150	1,675
D.R. Horton, Inc.	15,835	1,411
Darden Restaurants, Inc.	17,276	2,452
Ford Motor Co. (a)	172,100	2,108
Hilton Worldwide Holdings, Inc. (a)	10,520	1,272
Kohl’s Corp.	24,400	1,454
Mohawk Industries, Inc. (a)	10,973	2,110
Newell Brands, Inc.	60,740	1,627
Norwegian Cruise Line Holdings Ltd. (a)(b)	74,681	2,060
Penske Automotive Group, Inc.	19,800	1,589
Ralph Lauren Corp. (a)	19,362	2,385
Tapestry, Inc. (a)	42,700	1,760
The Gap, Inc.	53,600	1,596
Travel + Leisure Co.	38,384	2,348
VF Corp.	21,200	1,694
Visteon Corp. (a)	13,015	1,587
		34,865
Consumer Staples (4.0%):
Archer-Daniels-Midland Co.	29,611	1,687
Coty, Inc., Class A (a)(b)	198,907	1,792
Darling Ingredients, Inc. (a)	20,259	1,491
Lamb Weston Holdings, Inc.	16,055	1,244
Performance Food Group Co. (a)	32,500	1,872
Tyson Foods, Inc., Class A	22,700	1,687
		9,773
Energy (4.7%):
Devon Energy Corp.	79,204	1,731
Diamondback Energy, Inc.	24,585	1,807
EOG Resources, Inc.	26,300	1,907
Halliburton Co.	28,961	622
Hess Corp.	26,950	1,907

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Pioneer Natural Resources Co.	11,483	$1,824
Schlumberger Ltd.	66,128	1,798
		11,596
Financials (17.2%):
Ally Financial, Inc.	44,095	1,994
Arch Capital Group Ltd. (a)	37,700	1,447
Arthur J. Gallagher & Co.	21,121	2,634
Assurant, Inc.	12,150	1,723
Capital One Financial Corp.	16,577	2,109
Cincinnati Financial Corp.	12,651	1,304
CIT Group, Inc.	32,160	1,657
Comerica, Inc.	29,376	2,107
Invesco Ltd.	77,856	1,964
Lincoln National Corp.	27,220	1,695
LPL Financial Holdings, Inc.	17,553	2,495
M&T Bank Corp.	17,000	2,577
Northern Trust Corp.	22,849	2,402
Regions Financial Corp.	120,000	2,479
Reinsurance Group of America, Inc.	14,116	1,779
State Street Corp.	23,503	1,974
Sterling Bancorp	69,269	1,595
The Hartford Financial Services Group, Inc.	28,476	1,902
Voya Financial, Inc.	35,300	2,246
W.R. Berkley Corp.	28,900	2,178
Western Alliance Bancorp	19,612	1,852
		42,113
Health Care (7.0%):
Elanco Animal Health, Inc. (a)	42,449	1,250
Encompass Health Corp.	30,022	2,459
Hill-Rom Holdings, Inc.	16,015	1,769
Jazz Pharmaceuticals PLC (a)	7,200	1,183
Laboratory Corp. of America Holdings (a)	13,207	3,368
McKesson Corp.	9,471	1,847
Perrigo Co. PLC (b)	34,100	1,381
Viatris, Inc. (a)	89,400	1,249
Zimmer Biomet Holdings, Inc.	15,796	2,529
		17,035
Industrials (16.6%):
Avis Budget Group, Inc. (a)	11,395	827
Barnes Group, Inc.	22,974	1,138
Carlisle Cos., Inc.	10,156	1,671
Clean Harbors, Inc. (a)	14,704	1,236
Colfax Corp. (a)	48,000	2,103
Cummins, Inc.	8,339	2,161

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Delta Air Lines, Inc. (a)	31,300	$1,511
Howmet Aerospace, Inc. (a)	59,100	1,899
ITT, Inc.	21,591	1,963
Kansas City Southern	6,725	1,775
Kirby Corp. (a)	18,500	1,115
Landstar System, Inc.	7,948	1,312
ManpowerGroup, Inc.	19,335	1,912
nVent Electric PLC	55,041	1,536
Old Dominion Freight Line, Inc.	5,164	1,241
Oshkosh Corp.	19,764	2,345
Parker-Hannifin Corp.	7,851	2,476
Quanta Services, Inc.	23,300	2,050
Republic Services, Inc.	13,399	1,331
Rexnord Corp.	32,354	1,524
Sensata Technologies Holding PLC (a)	25,191	1,460
Southwest Airlines Co. (a)	44,814	2,737
Trane Technologies PLC	10,875	1,800
Westinghouse Air Brake Technologies Corp.	22,535	1,784
		40,907
Information Technology (9.7%):
Arrow Electronics, Inc. (a)	14,400	1,596
Ciena Corp. (a)	30,088	1,646
Corning, Inc.	44,930	1,955
DXC Technology Co. (a)	62,224	1,945
Flex Ltd. (a)	98,507	1,804
Hewlett Packard Enterprise Co.	68,000	1,070
Jabil, Inc.	46,104	2,405
Microchip Technology, Inc.	11,100	1,723
MKS Instruments, Inc.	8,040	1,491
NCR Corp. (a)	39,000	1,480
ON Semiconductor Corp. (a)	45,800	1,906
Skyworks Solutions, Inc.	7,741	1,420
Vontier Corp. (a)	48,411	1,465
Western Digital Corp.	26,672	1,781
		23,687
Materials (7.9%):
Arconic Corp. (a)	46,000	1,168
FMC Corp.	19,620	2,170
Freeport-McMoRan, Inc. (a)	77,478	2,552
Huntsman Corp.	81,130	2,339
Martin Marietta Materials, Inc.	3,800	1,276
PPG Industries, Inc.	16,062	2,413
Reliance Steel & Aluminum Co.	12,514	1,906
Steel Dynamics, Inc.	32,890	1,669

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Mosaic Co.	61,302	$1,938
Westlake Chemical Corp.	22,040	1,957
		19,388
Real Estate (8.2%):
Americold Realty Trust	35,250	1,356
Apartment Income REIT Corp.	47,000	2,010
Duke Realty Corp.	49,835	2,090
Essex Property Trust, Inc.	7,380	2,006
Healthpeak Properties, Inc.	65,809	2,089
Host Hotels & Resorts, Inc. (a)	121,120	2,041
Medical Properties Trust, Inc.	91,871	1,955
Realty Income Corp.	26,646	1,692
STORE Capital Corp.	43,948	1,472
Welltower, Inc.	29,250	2,095
Weyerhaeuser Co.	46,446	1,653
		20,459
Utilities (6.6%):
CenterPoint Energy, Inc.	74,200	1,681
DTE Energy Co.	18,200	2,423
Edison International	23,100	1,354
Evergy, Inc.	32,200	1,916
PG&E Corp. (a)	86,000	1,007
Pinnacle West Capital Corp.	14,463	1,177
PPL Corp.	50,200	1,448
Spire, Inc.	22,000	1,625
UGI Corp.	35,736	1,466
Vistra Corp.	61,005	1,079
Xcel Energy, Inc.	13,755	916
		16,092

Total Common Stocks (Cost $176,895)		241,798
Collateral for Securities Loaned^ (1.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (c)	82,191	82
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (c)	2,118,934	2,119
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	41,062	41
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	327,509	328
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	1,472,142	1,472
Total Collateral for Securities Loaned (Cost $4,042)		4,042
Total Investments (Cost $180,937) — 100.1%		245,840
Liabilities in excess of other assets — (0.1)%		(341)
NET ASSETS - 100.00%		$245,499

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Communication Services (2.9%):
Cinemark Holdings, Inc. (a)(b)	43,700	$892
Liberty Media Group Corp.-Liberty Formula One, Class C (a)	26,740	1,158
Lions Gate Entertainment Corp., Class B (a)	70,400	908
Nexstar Media Group, Inc., Class A	11,030	1,549
TEGNA, Inc.	49,504	932
		5,439
Consumer Discretionary (14.7%):
American Eagle Outfitters, Inc.	49,650	1,452
Aramark	33,250	1,256
Asbury Automotive Group, Inc. (a)	4,793	942
Brunswick Corp.	16,570	1,580
Caesars Entertainment, Inc. (a)	13,128	1,148
Darden Restaurants, Inc.	8,730	1,240
Jack in the Box, Inc.	11,400	1,251
Kohl’s Corp.	25,276	1,507
Kontoor Brands, Inc.	15,325	744
Lear Corp.	6,233	1,130
Mohawk Industries, Inc. (a)	7,350	1,413
Newell Brands, Inc.	55,400	1,484
Norwegian Cruise Line Holdings Ltd. (a)(b)	52,400	1,446
PulteGroup, Inc.	18,458	968
Ralph Lauren Corp. (a)	12,595	1,552
Steven Madden Ltd.	25,038	933
Tapestry, Inc. (a)	29,810	1,228
Travel + Leisure Co.	27,900	1,706
Tri Pointe Homes, Inc. (a)	20,068	409
Visteon Corp. (a)	9,910	1,208
Wolverine World Wide, Inc.	37,300	1,429
WW International, Inc. (a)	27,350	856
		26,882
Consumer Staples (2.9%):
Coty, Inc., Class A (a)(b)	148,800	1,340
Edgewell Personal Care Co.	18,272	724
Lamb Weston Holdings, Inc.	15,950	1,236
Performance Food Group Co. (a)	26,400	1,521
Sanderson Farms, Inc.	4,425	689
		5,510
Energy (4.6%):
Cimarex Energy Co.	22,588	1,342
Devon Energy Corp.	61,200	1,337
Diamondback Energy, Inc.	18,400	1,351

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Green Plains, Inc. (a)	36,153	$979
Helix Energy Solutions Group, Inc. (a)	189,700	958
PDC Energy, Inc. (a)	44,850	1,542
Whiting Petroleum Corp. (a)	27,927	990
		8,499
Financials (21.7%):
AGNC Investment Corp.	85,300	1,429
Ally Financial, Inc.	39,237	1,774
American Financial Group, Inc.	6,255	714
Arch Capital Group Ltd. (a)	16,454	631
Assurant, Inc.	10,300	1,459
Assured Guaranty Ltd.	20,958	886
Blackstone Mortgage Trust, Inc., Class A (b)	25,893	803
CIT Group, Inc.	24,904	1,283
Comerica, Inc.	25,300	1,815
Discover Financial Services	16,557	1,573
East West Bancorp, Inc.	29,650	2,188
Hancock Whitney Corp.	48,150	2,023
Invesco Ltd.	52,610	1,327
Investors Bancorp, Inc.	80,400	1,181
Kinsale Capital Group, Inc.	4,407	726
Lincoln National Corp.	11,974	746
LPL Financial Holdings, Inc.	12,200	1,735
MGIC Investment Corp.	91,600	1,269
PacWest Bancorp	50,276	1,918
People’s United Financial, Inc.	78,100	1,398
Primerica, Inc.	8,177	1,209
Reinsurance Group of America, Inc.	8,359	1,054
Sterling Bancorp	71,700	1,651
Stifel Financial Corp.	23,235	1,488
Synovus Financial Corp.	35,900	1,642
The Hanover Insurance Group, Inc.	9,100	1,178
Voya Financial, Inc.	23,800	1,515
WesBanco, Inc.	33,400	1,204
Western Alliance Bancorp	23,152	2,186
		40,005
Health Care (3.3%):
Encompass Health Corp.	19,545	1,601
Hill-Rom Holdings, Inc.	12,000	1,326
Jazz Pharmaceuticals PLC (a)	6,400	1,052
Perrigo Co. PLC	18,451	747
Select Medical Holdings Corp. (a)	40,700	1,388
		6,114

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (20.2%):
Alaska Air Group, Inc. (a)	11,889	$823
Atkore, Inc. (a)	18,024	1,296
Avis Budget Group, Inc. (a)	8,687	630
Barnes Group, Inc.	19,020	942
Beacon Roofing Supply, Inc. (a)	27,500	1,439
Carlisle Cos., Inc.	8,180	1,346
Clean Harbors, Inc. (a)	13,954	1,173
Crane Co.	12,050	1,132
EMCOR Group, Inc.	16,050	1,800
EnPro Industries, Inc.	11,406	973
Flowserve Corp.	24,250	941
Fluor Corp. (a)	40,859	943
Howmet Aerospace, Inc. (a)	50,300	1,616
ITT, Inc.	16,900	1,535
Kirby Corp. (a)	18,900	1,139
Korn Ferry	23,550	1,469
Landstar System, Inc.	5,990	989
ManpowerGroup, Inc.	11,600	1,147
Meritor, Inc. (a)	38,750	1,140
MRC Global, Inc. (a)	92,142	832
nVent Electric PLC	38,708	1,080
Oshkosh Corp.	11,881	1,410
Parsons Corp. (a)	23,854	965
Quanta Services, Inc.	11,650	1,025
Rexnord Corp.	24,625	1,160
Ryder System, Inc.	16,600	1,256
Saia, Inc. (a)	5,970	1,376
Sensata Technologies Holding PLC (a)	19,707	1,142
SkyWest, Inc. (a)	23,730	1,293
Steelcase, Inc., Class A	59,178	852
Trinity Industries, Inc.	26,900	766
Tutor Perini Corp. (a)	31,065	589
Westinghouse Air Brake Technologies Corp.	14,350	1,136
		37,355
Information Technology (9.0%):
Arrow Electronics, Inc. (a)	11,155	1,236
Belden, Inc.	24,115	1,070
Ciena Corp. (a)	14,134	773
Cognyte Software Ltd. (a)	24,000	667
Conduent, Inc. (a)	140,383	935
Diodes, Inc. (a)	9,327	745
Euronet Worldwide, Inc. (a)	8,109	1,121
Flex Ltd. (a)	66,130	1,211
Infinera Corp. (a)(b)	91,000	877

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Jabil, Inc.	24,537	$1,280
MKS Instruments, Inc.	5,940	1,101
NCR Corp. (a)	26,500	1,006
ON Semiconductor Corp. (a)	39,000	1,623
Verint Systems, Inc. (a)	20,160	917
Vishay Intertechnology, Inc.	38,800	934
Vontier Corp. (a)	35,600	1,078
		16,574
Materials (8.2%):
Alcoa Corp. (a)	55,044	1,789
Allegheny Technologies, Inc. (a)	53,864	1,134
Arconic Corp. (a)	31,600	802
Boise Cascade Co.	12,697	760
Carpenter Technology Corp.	24,680	1,016
Huntsman Corp.	45,000	1,297
Kraton Corp. (a)	23,351	854
Olin Corp.	39,025	1,482
Orion Engineered Carbons SA (a)	59,610	1,176
Steel Dynamics, Inc.	21,550	1,094
Summit Materials, Inc., Class A (a)	31,016	869
The Mosaic Co.	41,600	1,315
Westlake Chemical Corp.	16,050	1,425
		15,013
Real Estate (8.3%):
Americold Realty Trust	31,400	1,208
Apartment Income REIT Corp.	35,300	1,509
DiamondRock Hospitality Co. (a)	129,600	1,335
EPR Properties	13,219	616
First Industrial Realty Trust, Inc.	23,700	1,085
Gaming and Leisure Properties, Inc.	30,500	1,294
Highwoods Properties, Inc.	39,400	1,692
Mack Cali Realty Corp.	47,245	731
Medical Properties Trust, Inc.	68,700	1,462
SITE Centers Corp.	115,880	1,571
STORE Capital Corp.	35,400	1,186
VICI Properties, Inc. (b)	51,100	1,443
		15,132
Utilities (3.0%):
ALLETE, Inc.	11,038	742
Black Hills Corp.	13,962	932
PG&E Corp. (a)	60,688	711
Pinnacle West Capital Corp.	11,610	944
Spire, Inc.	8,764	648
UGI Corp.	26,750	1,097

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vistra Corp.	31,104	$551
		5,625

Total Common Stocks (Cost $128,303)		182,148
Collateral for Securities Loaned^ (2.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class,0.05% (c)	109,295	109
Fidelity Investments Money Market Government Portfolio, Class I,0.01% (c)	2,814,599	2,815
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	54,544	55
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	434,914	435
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	1,955,459	1,955
Total Collateral for Securities Loaned (Cost $5,369)		5,369
Total Investments (Cost $133,672) — 101.7%		187,517
Liabilities in excess of other assets — (1.7)%		(3,112)
NET ASSETS - 100.00%		$184,405

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (2.4%):
Cinemark Holdings, Inc. (a)(b)	484,000	$9,879
Gray Television, Inc.	575,000	10,580
Lions Gate Entertainment Corp., Class B (a)	692,000	8,927
TEGNA, Inc.	474,000	8,925
The Marcus Corp. (a)(b)	436,286	8,721
		47,032
Consumer Discretionary (14.7%):
American Eagle Outfitters, Inc.	559,500	16,361
Asbury Automotive Group, Inc. (a)	69,100	13,578
Bloomin’ Brands, Inc. (a)	600,000	16,230
Brinker International, Inc. (a)	140,100	9,956
Brunswick Corp.	126,000	12,017
Caesars Entertainment, Inc. (a)	171,000	14,954
Century Communities, Inc. (a)	120,800	7,287
Cooper Tire & Rubber Co.	178,800	10,009
Dana, Inc.	430,000	10,462
G-III Apparel Group Ltd. (a)	321,000	9,675
Guess?, Inc. (b)	386,000	9,071
Jack in the Box, Inc.	145,500	15,973
Kohl’s Corp.	194,400	11,588
Kontoor Brands, Inc.	209,000	10,143
Macy’s, Inc. (a)(b)	413,700	6,698
Marriott Vacations Worldwide Corp. (a)	101,300	17,644
Norwegian Cruise Line Holdings Ltd. (a)(b)	373,900	10,316
Shoe Carnival, Inc. (b)	108,200	6,695
Steven Madden Ltd.	332,250	12,380
Tapestry, Inc. (a)	250,000	10,303
The Cheesecake Factory, Inc. (a)(b)	177,200	10,368
The ODP Corp. (a)	143,900	6,229
Tri Pointe Homes, Inc. (a)	542,000	11,035
Visteon Corp. (a)	81,500	9,939
Wolverine World Wide, Inc.	394,000	15,097
WW International, Inc. (a)	312,000	9,759
		293,767
Consumer Staples (2.9%):
Coty, Inc., Class A (a)	1,557,900	14,036
Edgewell Personal Care Co.	243,200	9,631
Performance Food Group Co. (a)	305,500	17,600
Sanderson Farms, Inc.	34,100	5,312
The Simply Good Foods Co. (a)	360,000	10,951
		57,530

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (5.7%):
Antero Resources Corp. (a)(b)	1,047,000	$10,679
Comstock Resources, Inc. (a)(b)	1,875,000	10,388
Delek U.S. Holdings, Inc.	457,700	9,969
Green Plains, Inc. (a)(b)	595,100	16,109
Ovintiv, Inc. (b)	658,000	15,674
PDC Energy, Inc. (a)	583,900	20,086
ProPetro Holding Corp. (a)	1,359,200	14,489
Whiting Petroleum Corp. (a)	460,000	16,307
		113,701
Financials (23.8%):
Ameris Bancorp	367,000	19,271
Assured Guaranty Ltd.	202,300	8,553
Banc of California, Inc.	480,000	8,678
BancorpSouth Bank	460,000	14,941
Banner Corp.	256,500	13,679
Blackstone Mortgage Trust, Inc., Class A (b)	403,000	12,494
Cathay General Bancorp	374,000	15,252
CIT Group, Inc.	315,300	16,241
CNO Financial Group, Inc.	373,500	9,072
First Bancorp/Southern Pines NC	162,500	7,069
First Merchants Corp.	353,000	16,415
First Midwest Bancorp, Inc.	742,200	16,262
Hancock Whitney Corp.	495,500	20,815
Heritage Financial Corp.	265,000	7,484
Horace Mann Educators Corp.	201,000	8,685
Invesco Ltd.	543,500	13,707
Investors Bancorp, Inc.	1,032,000	15,160
James River Group Holdings Ltd.	165,000	7,527
Kinsale Capital Group, Inc.	48,500	7,993
Ladder Capital Corp.	948,000	11,186
MGIC Investment Corp.	1,071,000	14,833
PacWest Bancorp	525,500	20,047
People’s United Financial, Inc.	718,000	12,852
Piper Sandler Cos.	102,000	11,184
Primerica, Inc.	59,400	8,781
ProAssurance Corp.	370,800	9,923
Renasant Corp. (b)	341,000	14,111
RLI Corp.	99,000	11,045
Starwood Property Trust, Inc.	337,000	8,337
Sterling Bancorp	670,000	15,423
Stifel Financial Corp.	330,500	21,172
Synovus Financial Corp.	318,700	14,581
United Community Banks, Inc.	482,000	16,446

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Veritex Holdings, Inc.	450,000	$14,724
WesBanco, Inc.	377,700	13,620
Western Alliance Bancorp	201,000	18,982
		476,545
Health Care (2.5%):
CONMED Corp. (b)	78,700	10,277
Patterson Cos., Inc.	318,500	10,176
Select Medical Holdings Corp. (a)	424,000	14,458
Supernus Pharmaceuticals, Inc. (a)	222,000	5,812
Tenet Healthcare Corp. (a)	167,500	8,710
		49,433
Industrials (21.3%):
AAR Corp. (a)	394,000	16,410
Atkore, Inc. (a)	199,200	14,323
Avis Budget Group, Inc. (a)(b)	127,500	9,249
AZZ, Inc.	227,000	11,429
Barnes Group, Inc.	247,000	12,236
Beacon Roofing Supply, Inc. (a)	307,000	16,063
Builders FirstSource, Inc. (a)	210,300	9,752
Clean Harbors, Inc. (a)	146,000	12,272
Crane Co.	132,850	12,476
Ducommun, Inc. (a)	114,000	6,840
EMCOR Group, Inc.	165,500	18,562
EnPro Industries, Inc.	119,700	10,207
Fluor Corp. (a)	441,000	10,183
Hub Group, Inc., Class A (a)	144,000	9,688
Kirby Corp. (a)	172,650	10,407
Korn Ferry	298,500	18,617
Landstar System, Inc.	65,000	10,729
ManpowerGroup, Inc.	82,100	8,120
Meritor, Inc. (a)	415,200	12,215
MRC Global, Inc. (a)	1,147,000	10,357
NOW, Inc. (a)	1,060,000	10,695
nVent Electric PLC	377,000	10,522
Parsons Corp. (a)(b)	259,600	10,498
Rexnord Corp.	363,000	17,094
Ryder System, Inc.	160,000	12,104
Saia, Inc. (a)	62,300	14,365
SkyWest, Inc. (a)	200,000	10,896
Spirit Airlines, Inc. (a)(b)	353,900	13,059
Steelcase, Inc., Class A	717,700	10,328
Terex Corp.	415,000	19,119
Trinity Industries, Inc. (b)	300,000	8,547
Triumph Group, Inc. (a)	574,700	10,563

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
TrueBlue, Inc. (a)	280,000	$6,166
Tutor Perini Corp. (a)	428,000	8,111
Wabash National Corp.	506,000	9,513
WESCO International, Inc. (a)	135,300	11,708
		423,423
Information Technology (7.7%):
ADTRAN, Inc.	420,400	7,012
Belden, Inc.	280,700	12,455
Cognyte Software Ltd. (a)	260,300	7,239
Cohu, Inc. (a)	355,500	14,874
Conduent, Inc. (a)	1,670,000	11,122
CTS Corp.	308,000	9,566
Diebold Nixdorf, Inc. (a)	780,000	11,021
Diodes, Inc. (a)	131,300	10,483
Infinera Corp. (a)(b)	1,170,000	11,267
KBR, Inc.	326,500	12,535
NeoPhotonics Corp. (a)	454,200	5,428
Plexus Corp. (a)	90,900	8,348
TTM Technologies, Inc. (a)	683,009	9,904
Verint Systems, Inc. (a)	207,200	9,426
Vishay Intertechnology, Inc.	454,000	10,932
		151,612
Materials (8.0%):
Alcoa Corp. (a)	600,100	19,497
Allegheny Technologies, Inc. (a)	591,000	12,446
Arconic Corp. (a)	345,600	8,775
Avient Corp.	346,000	16,355
Boise Cascade Co.	147,500	8,825
Carpenter Technology Corp.	255,400	10,510
Cleveland-Cliffs, Inc.	1,042,000	20,955
Kraton Corp. (a)	332,000	12,148
Olin Corp.	395,000	14,998
Orion Engineered Carbons SA (a)	662,000	13,055
Summit Materials, Inc., Class A (a)	333,300	9,339
Tronox Holdings PLC, Class A	592,000	10,834
		157,737
Real Estate (7.3%):
Alexander & Baldwin, Inc.	640,000	10,746
CareTrust REIT, Inc.	415,000	9,663
City Office REIT, Inc.	600,000	6,372
DiamondRock Hospitality Co. (a)	1,419,000	14,616
Essential Properties Realty Trust, Inc.	608,000	13,881
Lexington Realty Trust	1,395,000	15,498
Mack Cali Realty Corp.	678,000	10,495

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Physicians Realty Trust	616,200	$10,888
SITE Centers Corp.	1,250,000	16,950
STAG Industrial, Inc.	551,200	18,527
Summit Hotel Properties, Inc. (a)	958,000	9,733
Sunstone Hotel Investors, Inc. (a)	742,000	9,245
		146,614
Utilities (3.5%):
ALLETE, Inc.	192,000	12,901
Black Hills Corp.	194,800	13,007
New Jersey Resources Corp.	249,500	9,947
NorthWestern Corp.	170,200	11,097
ONE Gas, Inc.	88,300	6,791
Portland General Electric Co.	154,000	7,310
Spire, Inc.	127,900	9,452
		70,505

Total Common Stocks (Cost $1,297,377)		1,987,899
Collateral for Securities Loaned^ (4.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (c)	1,873,121	1,873
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (c)	48,237,154	48,237
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	934,780	935
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	7,453,645	7,454
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	33,513,042	33,513
Total Collateral for Securities Loaned (Cost $92,012)		92,012

Total Investments (Cost $1,389,389) — 104.4%		2,079,911
Liabilities in excess of other assets — (4.4)%		(88,343)
NET ASSETS - 100.00%		$1,991,568

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Discovery Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Banks (22.3%):
Altabancorp (a)	10,000	$420
Atlantic Capital Bancshares, Inc. (b)	42,600	1,028
Central Pacific Financial Corp.	22,200	592
Civista Bancshares, Inc.	31,400	720
ConnectOne Bancorp, Inc.	33,700	854
Dime Community Bancshares, Inc.	20,700	624
Equity Bancshares, Inc., Class A (b)	24,600	674
Financial Institutions, Inc.	26,240	795
First Bank/Hamilton NJ	25,400	309
First Foundation, Inc.	23,500	551
First Internet Bancorp	14,400	507
First Mid Bancshares, Inc.	19,700	865
FVCBankcorp, Inc. (a)(b)	20,286	351
German American Bancorp, Inc.	15,700	726
HarborOne Bancorp, Inc.	50,500	680
Heritage Commerce Corp.	76,900	940
Heritage Financial Corp.	8,500	240
Hometrust Bancshares, Inc.	30,500	743
Howard Bancorp, Inc. (b)	22,525	370
Independent Bank Corp.	32,500	768
Mercantile Bank Corp.	23,500	763
Origin Bancorp, Inc.	23,600	1,002
Peoples Bancorp, Inc.	23,000	763
Primis Financial Corp.	42,000	611
QCR Holdings, Inc.	16,800	793
SmartFinancial, Inc.	30,500	660
The First Bancshares, Inc.	21,700	794
Univest Financial Corp.	28,500	815
Washington Trust Bancorp, Inc.	15,400	795
		19,753
Capital Markets (1.5%):
Cowen, Inc., Class A (a)	20,700	727
Diamond Hill Investment Group, Inc.	3,798	593
		1,320
Communication Services (3.0%):
Emerald Holding, Inc. (a)(b)	91,500	505
Entravision Communications Corp., Class A	100,500	406
The EW Scripps Co., Class A	50,100	966

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Marcus Corp. (a)(b)	40,400	$808
		2,685
Consumer Discretionary (15.3%):
BJ’s Restaurants, Inc. (b)	7,737	449
Caleres, Inc.	35,000	762
Century Communities, Inc. (b)	8,517	514
Chico’s FAS, Inc. (b)	170,000	563
Chuy’s Holdings, Inc. (b)	15,000	665
Dave & Buster’s Entertainment, Inc. (b)	24,500	1,173
Funko, Inc., Class A (b)	28,600	563
Genesco, Inc. (b)	17,200	816
G-III Apparel Group Ltd. (b)	8,000	241
Hibbett Sports, Inc. (b)	9,400	648
Lindblad Expeditions Holdings, Inc. (a)(b)	36,700	694
M/I Homes, Inc. (b)	7,400	437
Malibu Boats, Inc., Class A (b)	7,880	628
Modine Manufacturing Co. (b)	54,000	798
Motorcar Parts of America, Inc. (b)	24,000	540
OneWater Marine, Inc. (b)	9,750	390
Potbelly Corp. (b)	115,000	680
Ruth’s Hospitality Group, Inc. (b)	15,600	387
Shoe Carnival, Inc.	7,100	439
The Aaron’s Co., Inc.	23,800	611
Universal Electronics, Inc. (b)	10,000	550
Universal Technical Institute, Inc. (b)	60,000	350
Zumiez, Inc. (b)	15,500	665
		13,563
Consumer Finance (0.6%):
EZCORP, Inc., Class A (b)	98,500	490

Consumer Staples (0.2%):
Rite Aid Corp. (a)(b)	8,100	166

Energy (5.2%):
DHT Holdings, Inc.	62,200	369
Earthstone Energy, Inc., Class A (b)	88,000	629
International Seaways, Inc.	19,885	385
Matrix Service Co. (b)	37,500	492
Natural Gas Services Group, Inc. (b)	31,700	299
Newpark Resources, Inc. (b)	116,845	367
Northern Oil & Gas, Inc. (b)	47,900	579
ProPetro Holding Corp. (b)	42,800	456
Solaris Oilfield Infrastructure, Inc., Class A	49,000	601

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tidewater, Inc. (b)	40,300	$505
		4,682
Enery (0.6%):
Vine Energy, Inc., Class A (a)(b)	37,546	516

Health Care (6.0%):
AngioDynamics, Inc. (b)	30,400	711
Community Health Systems, Inc. (b)	113,400	1,532
Hanger, Inc. (b)	25,000	571
Invacare Corp.	71,000	569
Orthofix Medical, Inc. (a)(b)	8,294	360
Owens & Minor, Inc.	10,851	408
RadNet, Inc. (b)	34,000	740
Surgery Partners, Inc. (b)	11,185	495
		5,386
Industrials (16.8%):
CIRCOR International, Inc. (b)	19,600	683
Columbus McKinnon Corp.	10,200	538
Covenant Logistics Group, Inc., Class A (b)	30,000	618
CRA International, Inc.	6,300	470
Ducommun, Inc. (b)	9,850	591
DXP Enterprise, Inc. (b)	24,300	733
Eagle Bulk Shipping, Inc. (b)	22,450	811
Echo Global Logistics, Inc. (b)	26,100	820
Great Lakes Dredge & Dock Corp. (b)	31,500	459
Hawaiian Holdings, Inc. (b)	23,000	613
Heidrick & Struggles International, Inc.	12,000	429
Heritage-Crystal Clean, Inc. (b)	27,800	754
Kelly Services, Inc., Class A (b)	24,000	534
Knoll, Inc.	25,300	418
Maxar Technologies, Inc.	24,500	927
NN, Inc. (a)(b)	90,000	636
Park Aerospace Corp.	23,300	308
Park-Ohio Holdings Corp.	14,500	457
SP Plus Corp. (b)	23,800	780
Team, Inc. (b)	54,000	623
The Shyft Group, Inc.	15,200	565
Titan Machinery, Inc. (b)	25,000	638
Triumph Group, Inc. (b)	36,040	662
TrueBlue, Inc. (b)	20,800	458
VSE Corp.	14,000	553
		15,078
Information Technology (10.5%):
ADTRAN, Inc.	29,300	489

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
American Software, Inc., Class A	24,000	$497
Asure Software, Inc. (b)	57,600	440
Benchmark Electronics, Inc.	16,600	513
Cohu, Inc. (b)	12,032	503
Comtech Telecommunications Corp.	23,000	571
Conduent, Inc. (b)	69,107	460
CTS Corp.	21,500	668
Diebold Nixdorf, Inc. (b)	33,556	474
Digi International, Inc. (b)	36,586	695
Extreme Networks, Inc. (b)	57,000	499
Harmonic, Inc. (b)	73,500	576
I3 Verticals, Inc., Class A (b)	10,555	329
Ichor Holdings Ltd. (b)	11,550	622
Impinj, Inc. (a)(b)	5,100	290
NeoPhotonics Corp. (b)	48,200	576
Veeco Instruments, Inc. (b)	22,200	460
Vishay Precision Group, Inc. (b)	18,200	561
		9,223
Insurance (1.2%):
HCI Group, Inc.	6,000	461
Heritage Insurance Holdings, Inc.	51,800	574
		1,035
Materials (4.5%):
Haynes International, Inc.	23,100	685
Koppers Holdings, Inc. (b)	17,200	598
Kraton Corp. (b)	11,700	428
Schnitzer Steel Industries, Inc.	13,400	560
SunCoke Energy, Inc.	124,000	870
Verso Corp., Class A	52,550	767
		3,908
Mortgage Real Estate Investment Trusts (0.7%):
Dynex Capital, Inc.	24,000	455
Western Asset Mortgage Capital Corp. (a)	64,725	206
		661
Real Estate (6.1%):
Bluerock Residential Growth REIT, Inc.	15,000	152
CatchMark Timber Trust, Inc., Class A	41,000	417
Cedar Realty Trust, Inc.	19,200	286
City Office REIT, Inc.	63,200	671
Global Medical REIT, Inc.	47,000	616
NETSTREIT Corp.	25,000	462
New Senior Investment Group, Inc.	95,000	592

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NexPoint Residential Trust, Inc.	12,000	$553
Plymouth Industrial REIT, Inc.	32,500	548
UMH Properties, Inc.	19,000	364
Urstadt Biddle Properties, Inc., Class A	42,100	701
		5,362
Thrifts & Mortgage Finance (4.6%):
Bridgewater Bancshares, Inc. (b)	37,500	606
Home Bancorp, Inc.	8,800	317
HomeStreet, Inc.	11,650	513
Meridian Bancorp, Inc.	48,000	884
PCSB Financial Corp.	35,000	581
Premier Financial Corp.	34,300	1,142
		4,043

Total Common Stocks (Cost $64,521)		87,871
Collateral for Securities Loaned^ (4.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (c)	72,092	72
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (c)	1,856,499	1,856
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	35,977	36
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	286,872	287
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	1,289,862	1,290
Total Collateral for Securities Loaned (Cost $3,541)		3,541
Total Investments (Cost $68,062) — 103.1%		91,412
Liabilities in excess of other assets — (3.1)%		(2,730)
NET ASSETS - 100.00%		$88,682

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on March 31, 2021.

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Fund-Core Equity	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Australia (3.5%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	24,815	$651

Energy (0.5%):
Beach Energy Ltd.	780,695	1,021

Financials (1.0%):
Australia & New Zealand Banking Group Ltd.	48,957	1,051
Macquarie Group Ltd.	8,445	984
		2,035
Health Care (0.3%):
Sonic Healthcare Ltd.	25,522	682

Materials (0.8%):
Rio Tinto Ltd.	20,546	1,736

Real Estate (0.6%):
Charter Hall Group	70,254	691
Stockland	196,363	659
		1,350
		7,475
Austria (0.2%):
Financials (0.2%):
Raiffeisen Bank International AG (a)	21,162	465

Belgium (1.0%):
Consumer Staples (0.3%):
Anheuser-Busch InBev SA	10,577	665

Financials (0.3%):
KBC Group NV (a)	7,946	578

Health Care (0.4%):
UCB SA	9,343	888
		2,131
Brazil (1.2%):
Consumer Staples (0.3%):
Sendas Distribuidora SA (a)	54,362	713

Energy (0.4%):
Petro Rio SA (a)	48,200	790

Financials (0.5%):
Banco Santander Brasil SA	147,200	1,036
		2,539
Canada (5.1%):
Energy (0.8%):
Parex Resources, Inc. (a)	68,158	1,216
Suncor Energy, Inc.	28,434	594
		1,810
Financials (2.6%):
Bank of Montreal	11,274	1,005
iA Financial Corp., Inc.	17,870	972
IGM Financial, Inc. (b)	30,118	918
National Bank of Canada (b)	19,884	1,351
Sun Life Financial, Inc.	24,527	1,240
		5,486
Industrials (0.7%):
Canadian Pacific Railway Ltd. (b)	3,822	1,460

Materials (1.0%):
Barrick Gold Corp.	30,815	611
First Quantum Minerals Ltd.	39,157	746

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
West Fraser Timber Co. Ltd.	10,182	$733
		2,090
		10,846
China (9.1%):
Communication Services (2.7%):
Baidu, Inc., ADR (a)	4,670	1,016
NetEase, Inc., ADR	5,663	585
Tencent Holdings Ltd.	51,400	4,102
		5,703
Consumer Discretionary (3.0%):
Alibaba Group Holding Ltd., ADR (a)	9,767	2,214
BYD Co. Ltd., Class H	24,000	519
China Tourism Group Duty Free Corp. Ltd., Class A	16,400	769
Haier Smart Home Co. Ltd., Class H (a)	206,988	834
JD.com, Inc., ADR (a)	7,055	595
Vipshop Holdings Ltd., ADR (a)	15,723	470
Zhongsheng Group Holdings Ltd.	153,500	1,088
		6,489
Consumer Staples (0.4%):
Tingyi Cayman Islands Holding Corp.	414,000	761

Financials (1.2%):
Bank of China Ltd., Class H	2,382,275	909
Huatai Securities Co. Ltd., Class H (c)	565,400	869
New China Life Insurance Co. Ltd., Class H	215,800	838
		2,616
Health Care (0.3%):
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	150,500	644

Industrials (0.4%):
China Railway Group Ltd., Class H	1,478,000	784

Materials (0.7%):
Anhui Conch Cement Co. Ltd., Class H	229,500	1,499

Real Estate (0.4%):
Agile Group Holdings Ltd.	526,000	863
		19,359
Denmark (2.0%):
Consumer Discretionary (0.3%):
Pandora A/S (a)	5,419	579

Consumer Staples (0.4%):
Carlsberg A/S, Class B	6,389	980

Health Care (0.3%):
GN Store Nord A/S	8,802	693

Industrials (0.5%):
AP Moller - Maersk A/S, Class B	456	1,059

Utilities (0.5%):
Orsted A/S (c)	6,531	1,055
		4,366
Finland (0.5%):
Industrials (0.5%):
Metso Outotec Oyj (a)	93,525	1,043

France (5.7%):
Communication Services (0.5%):
Publicis Groupe SA	17,668	1,077

Consumer Discretionary (0.8%):
Faurecia SE (a)	1,226	66
LVMH Moet Hennessy Louis Vuitton SE	2,516	1,680
		1,746
Energy (0.6%):
TOTAL SE (b)	28,181	1,314

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (1.0%):
Amundi SA (c)	6,559	$524
AXA SA	17,657	474
BNP Paribas SA (a)	18,208	1,109
		2,107
Health Care (0.8%):
Sanofi	8,124	803
Sartorius Stedim Biotech	2,073	853
		1,656
Industrials (1.0%):
Alstom SA (a)	9,357	466
Cie de Saint-Gobain	18,676	1,103
Teleperformance	1,784	650
		2,219
Information Technology (0.8%):
Capgemini SE	6,296	1,071
Worldline SA (a)(c)	7,685	643
		1,714
Utilities (0.2%):
Rubis SCA	8,341	395
		12,228
Germany (7.0%):
Communication Services (0.7%):
Deutsche Telekom AG	73,562	1,482

Consumer Discretionary (1.5%):
HelloFresh SE (a)(b)	8,037	599
Volkswagen AG, Preference Shares	8,980	2,513
		3,112
Financials (1.1%):
Allianz SE, Registered Shares	4,810	1,223
Hannover Rueck SE	3,064	560
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	1,839	566
		2,349
Health Care (0.5%):
Merck KGaA	6,155	1,053

Industrials (1.0%):
Deutsche Post AG, Registered Shares	25,923	1,422
Siemens AG, Registered Shares	4,479	736
		2,158
Information Technology (0.6%):
Infineon Technologies AG	17,430	741
SAP SE	4,840	594
		1,335
Materials (0.5%):
Covestro AG (c)	9,032	608
HeidelbergCement AG	5,916	537
		1,145
Real Estate (0.6%):
alstria office REIT-AG	27,512	445
LEG Immobilien SE	5,372	706
		1,151
Utilities (0.5%):
E.ON SE	89,200	1,040
		14,825
Hong Kong (3.5%):
Consumer Discretionary (0.4%):
Xinyi Glass Holdings Ltd.	242,000	795

Consumer Staples (0.6%):
Vinda International Holdings Ltd.	190,000	643

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
WH Group Ltd. (c)	824,000	$670
		1,313
Energy (0.4%):
Kunlun Energy Co. Ltd.	826,000	871

Financials (0.3%):
BOC Hong Kong Holdings Ltd.	203,500	712

Information Technology (1.0%):
Lenovo Group Ltd.	1,476,000	2,107

Real Estate (0.5%):
CK Asset Holdings Ltd.	67,895	414
Sun Hung Kai Properties Ltd.	44,000	666
		1,080
Utilities (0.3%):
China Water Affairs Group Ltd.	768,000	630
		7,508
Hungary (0.4%):
Financials (0.4%):
OTP Bank Nyrt (a)	21,008	899

India (2.7%):
Energy (0.5%):
Reliance Industries Ltd.	39,199	1,078

Financials (0.7%):
LIC Housing Finance Ltd.	134,932	794
Muthoot Finance Ltd. (a)	42,998	710
		1,504
Health Care (0.6%):
Ipca Laboratories Ltd.	46,143	1,203

Information Technology (0.6%):
HCL Technologies Ltd.	90,351	1,218

Utilities (0.3%):
Power Grid Corp. of India Ltd.	222,154	656
		5,659
Indonesia (0.3%):
Communication Services (0.3%):
PT Sarana Menara Nusantara Tbk	9,086,600	689

Ireland (1.2%):
Health Care (0.6%):
ICON PLC (a)	6,523	1,281

Industrials (0.6%):
DCC PLC	13,672	1,186
		2,467
Italy (1.3%):
Industrials (0.3%):
Leonardo SpA	72,198	584

Utilities (1.0%):
ACEA SpA	30,357	664
Enel SpA	157,268	1,564
		2,228
		2,812
Japan (16.0%):
Communication Services (2.0%):
Capcom Co. Ltd.	20,600	670
KDDI Corp.	31,200	962
Nintendo Co. Ltd.	2,000	1,127
Nippon Telegraph & Telephone Corp.	39,500	1,019

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SoftBank Group Corp.	6,400	$545
		4,323
Consumer Discretionary (3.0%):
Sony Group Corp.	36,200	3,832
Toyo Tire Corp.	36,100	641
Toyota Motor Corp.	25,200	1,961
		6,434
Consumer Staples (1.0%):
Asahi Group Holdings Ltd.	16,400	694
Seven & i Holdings Co. Ltd.	15,600	630
Toyo Suisan Kaisha Ltd.	18,600	781
		2,105
Financials (1.8%):
Mizuho Financial Group, Inc.	69,410	1,004
Nomura Holdings, Inc.	109,100	578
ORIX Corp.	72,500	1,227
Sumitomo Mitsui Financial Group, Inc.	18,925	686
Sumitomo Mitsui Trust Holdings, Inc.	12,900	450
		3,945
Health Care (0.7%):
Ono Pharmaceutical Co. Ltd.	36,100	944
Takeda Pharmaceutical Co. Ltd.	15,800	576
		1,520
Industrials (3.1%):
ITOCHU Corp.	66,000	2,143
Komatsu Ltd.	21,000	651
Mitsubishi Electric Corp.	45,200	691
Mitsui & Co. Ltd.	40,300	841
Obayashi Corp.	54,600	501
Secom Co. Ltd.	6,900	582
Taisei Corp.	15,000	579
Yamato Holdings Co. Ltd.	19,600	538
		6,526
Information Technology (2.6%):
Fujitsu Ltd.	7,100	1,033
Hitachi Ltd.	17,700	802
Murata Manufacturing Co. Ltd.	15,400	1,240
NTT Data Corp.	40,100	622
TDK Corp.	4,600	641
Tokyo Electron Ltd.	2,800	1,217
		5,555
Materials (0.9%):
Rengo Co. Ltd.	59,100	514
Shin-Etsu Chemical Co. Ltd.	4,400	746
Tosoh Corp.	34,100	653
		1,913
Real Estate (0.6%):
Daiwa House Industry Co. Ltd.	19,600	575
Open House Co. Ltd.	14,600	625
		1,200
Utilities (0.3%):
Osaka Gas Co. Ltd.	31,300	611
		34,132
Jersey (0.3%):
Consumer Discretionary (0.3%):
boohoo Group PLC (a)	140,199	656

Korea, Republic Of (3.7%):
Communication Services (0.3%):
NAVER Corp.	1,882	630

Consumer Discretionary (0.6%):
LG Electronics, Inc.	9,891	1,321

Financials (0.4%):

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hana Financial Group, Inc.	19,776	$748

Industrials (0.4%):
Samsung Engineering Co. Ltd. (a)	62,324	775

Information Technology (2.0%):
LG Innotek Co. Ltd.	8,671	1,585
Samsung Electronics Co. Ltd.	28,964	2,096
SK Hynix, Inc.	5,541	654
		4,335
		7,809
Luxembourg (0.7%):
Health Care (0.4%):
Eurofins Scientific SE (a)	8,519	814

Materials (0.3%):
ArcelorMittal SA (a)	24,536	706
		1,520
Malaysia (0.9%):
Communication Services (0.4%):
Telekom Malaysia Bhd	581,300	860

Financials (0.5%):
RHB Bank Bhd	863,600	1,120
		1,980
Netherlands (4.2%):
Consumer Discretionary (1.1%):
Prosus NV	10,309	1,147
Stellantis NV	72,027	1,274
		2,421
Consumer Staples (0.9%):
Koninklijke Ahold Delhaize NV	47,131	1,314
X5 Retail Group NV, GDR	18,325	591
		1,905
Financials (0.6%):
ING Groep NV	43,948	537
NN Group NV	17,038	831
		1,368
Health Care (0.3%):
QIAGEN NV (a)	12,184	590

Information Technology (1.0%):
ASML Holding NV	1,465	899
STMicroelectronics NV	31,626	1,208
		2,107
Materials (0.3%):
Akzo Nobel NV	5,057	564
		8,955
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	20,825	468

Portugal (0.3%):
Energy (0.3%):
Galp Energia SGPS SA	49,183	570

Russian Federation (1.2%):
Energy (0.5%):
LUKOIL PJSC, ADR	14,221	1,149

Financials (0.4%):
Sberbank of Russia PJSC	208,090	799

Materials (0.3%):

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Polymetal International PLC	29,111	$569
		2,517
Singapore (1.4%):
Consumer Discretionary (0.3%):
Genting Singapore Ltd.	942,500	646

Consumer Staples (0.4%):
Wilmar International Ltd.	217,200	877

Financials (0.7%):
DBS Group Holdings Ltd.	36,600	785
Singapore Exchange Ltd.	98,700	732
		1,517
		3,040
South Africa (1.6%):
Communication Services (0.8%):
Naspers Ltd., Class N	7,340	1,759

Materials (0.8%):
Impala Platinum Holdings Ltd.	42,148	779
Kumba Iron Ore Ltd.	23,560	971
		1,750
		3,509
Spain (0.8%):
Industrials (0.4%):
ACS Actividades de Construccion y Servicios SA	25,777	857

Utilities (0.4%):
EDP Renovaveis SA	38,472	821
		1,678
Sweden (3.2%):
Consumer Staples (0.4%):
Swedish Match AB	11,900	929

Financials (0.4%):
Skandinaviska Enskilda Banken AB, Class A (b)	63,581	776

Industrials (1.3%):
Sandvik AB (a)	26,026	713
SKF AB, B Shares (b)	32,527	926
Volvo AB, Class B (b)	39,956	1,012
		2,651
Information Technology (0.4%):
Telefonaktiebolaget LM Ericsson, Class B	64,866	860

Materials (0.4%):
Boliden AB	25,205	935

Real Estate (0.3%):
Fastighets AB Balder, B Shares (a)	11,329	561
		6,712
Switzerland (6.2%):
Consumer Staples (1.3%):
Coca-Cola HBC AG	18,603	591
Nestle SA, Registered Shares	18,948	2,113
		2,704
Financials (1.5%):
Julius Baer Group Ltd.	14,755	943
Swiss Life Holding AG	3,396	1,669
UBS Group AG	41,165	637
		3,249
Health Care (1.9%):
Lonza Group AG, Registered Shares	1,310	733
Novartis AG, Registered Shares	23,289	1,991
Roche Holding AG	4,192	1,358
		4,082

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.3%):
Adecco Group AG	10,122	$683

Information Technology (0.8%):
Logitech International SA, Class R	16,159	1,695

Materials (0.4%):
LafargeHolcim Ltd.	14,242	838
		13,251
Taiwan (4.1%):
Financials (1.1%):
Chailease Holding Co. Ltd.	162,935	1,128
Fubon Financial Holding Co. Ltd.	565,000	1,128
		2,256
Information Technology (3.0%):
Radiant Opto-Electronics Corp.	222,000	992
Realtek Semiconductor Corp.	107,000	1,868
Taiwan Semiconductor Manufacturing Co. Ltd.	168,000	3,539
		6,399
		8,655
Thailand (0.4%):
Consumer Staples (0.4%):
Charoen Pokphand Foods PCL (b)	804,100	761

United Kingdom (7.5%):
Communication Services (0.4%):
Vodafone Group PLC	448,225	817

Consumer Discretionary (0.4%):
Barratt Developments PLC (a)	79,761	820

Consumer Staples (1.5%):
British American Tobacco PLC	16,496	627
Tate & Lyle PLC	66,201	698
Tesco PLC	331,231	1,046
Unilever PLC	13,822	771
		3,142
Energy (0.7%):
BP PLC	280,629	1,140
Cairn Energy PLC	204,682	480
		1,620
Financials (1.8%):
3i Group PLC	90,462	1,438
Barclays PLC	340,266	871
Legal & General Group PLC	193,014	741
Standard Chartered PLC	103,556	713
		3,763
Health Care (0.6%):
AstraZeneca PLC	6,583	657
Hikma Pharmaceuticals PLC	20,081	630
		1,287
Industrials (1.1%):
Ashtead Group PLC	19,783	1,181
BAE Systems PLC	166,181	1,157
		2,338
Materials (1.0%):
Anglo American PLC	55,947	2,191
		15,978
Total Common Stocks (Cost $173,739)		207,502
Exchange-Traded Funds (1.4%)
United States (1.4%):

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
iShares Core MSCI EAFE ETF	31,451	$2,266
iShares Core MSCI Emerging Markets ETF	12,604	811
		3,077
Total Exchange-Traded Funds (Cost $2,997)		3,077
Collateral for Securities Loaned^ (4.3%)
United States (4.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (d)	185,287	185
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (d)	4,771,556	4,772
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	92,567	93
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (d)	737,305	737
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	3,315,066	3,315
Total Collateral for Securities Loaned (Cost $9,102)		9,102
Total Investments (Cost $185,838) — 103.1%		219,681
Liabilities in excess of other assets — (3.1)%		(6,589)
NET ASSETS - 100.00%		$213,092

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $4,369 (thousands) and amounted to 2.1% of net assets.

(d)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)
Australia (7.5%):
Consumer Discretionary (0.8%):
Bapcor Ltd.	1,794,451	$10,256
JB Hi-Fi Ltd.	343,720	13,563
		23,819
Consumer Staples (0.5%):
Elders Ltd.	1,512,009	14,305

Energy (0.7%):
Beach Energy Ltd.	16,006,010	20,925

Financials (0.6%):
Bank of Queensland Ltd.	1,523,714	10,037
Pendal Group Ltd.	1,807,698	8,945
		18,982
Health Care (0.5%):
Ansell Ltd.	502,864	15,030

Industrials (0.4%):
Seven Group Holdings Ltd.	718,325	12,335

Information Technology (0.4%):
Technology One Ltd.	1,460,263	10,408

Materials (2.6%):
CSR Ltd.	2,190,258	9,640
Mineral Resources Ltd.	1,115,532	32,376
OZ Minerals Ltd.	1,467,786	25,597
Silver Lake Resources Ltd. (a)	9,727,185	11,095
		78,708
Real Estate (1.0%):
Charter Hall Group	1,900,373	18,690
Shopping Centres Australasia Property Group	5,084,704	9,736
		28,426
		222,938
Canada (7.7%):
Communication Services (0.4%):
Cogeco Communications, Inc. (b)	132,639	12,456

Consumer Discretionary (0.6%):
BRP, Inc. (b)	202,403	17,554

Energy (0.7%):
Parex Resources, Inc. (a)	1,216,407	21,695

Financials (0.5%):
Canadian Western Bank (b)	534,529	13,609

Health Care (0.4%):
Aphria, Inc. (a)(b)	629,994	11,577

Industrials (2.0%):
Ats Automation Tooling System (a)	543,329	11,446
Ballard Power Systems, Inc. (a)(b)	277,846	6,777
Finning International, Inc.	573,548	14,589
TFI International, Inc.	367,495	27,551
		60,363
Information Technology (0.3%):
The Descartes Systems Group, Inc. (a)	145,583	8,883

Materials (1.3%):
Dundee Precious Metals, Inc. (b)	1,397,074	8,528
Fortuna Silver Mines, Inc. (a)(b)	1,340,664	8,696
Kirkland Lake Gold Ltd.	1	—(c	)
Stella-Jones, Inc.	287,993	11,685
West Fraser Timber Co. Ltd.	130,000	9,354
		38,263
Real Estate (0.8%):
Boardwalk Real Estate Invest (b)	344,732	9,962

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tricon Residential, Inc.	1,506,563	$15,419
		25,381
Utilities (0.7%):
Northland Power, Inc. (b)	546,616	19,816
		229,597
China (0.2%):
Financials (0.2%):
Futu Holdings Ltd., ADR (a)(b)	31,816	5,053

Denmark (1.2%):
Consumer Discretionary (0.5%):
Pandora A/S (a)	130,834	13,994

Consumer Staples (0.4%):
Royal Unibrew A/S	117,251	12,258

Information Technology (0.3%):
Netcompany Group A/S (b)(d)	90,962	8,665
		34,917
Finland (2.0%):
Industrials (1.3%):
Metso Outotec Oyj (a)	1,540,755	17,177
Valmet Oyj	596,972	21,734
		38,911
Information Technology (0.4%):
TietoEVRY Oyj	387,493	12,006

Materials (0.3%):
Kemira Oyj	558,244	8,575
		59,492
France (7.5%):
Communication Services (0.7%):
Publicis Groupe SA	345,153	21,046

Consumer Discretionary (1.4%):
Faurecia SE (a)	414,229	22,040
La Francaise des Jeux SAEM (d)	192,126	8,730
SEB SA	57,180	10,072
		40,842
Health Care (0.4%):
Korian SA (a)	289,149	10,034

Industrials (2.0%):
Alstom SA (a)	180,508	8,993
Eiffage SA	226,213	22,617
Elis SA (a)	660,177	10,774
Nexans SA	201,624	17,839
		60,223
Information Technology (1.3%):
Atos SE (a)	114,577	8,932
SOITEC (a)	85,461	17,443
Sopra Steria Group	78,940	13,190
		39,565
Materials (0.3%):
Arkema SA	76,210	9,229

Real Estate (1.0%):
Klepierre SA	842,160	19,600
Nexity SA	207,237	10,212
		29,812
Utilities (0.4%):
Rubis SCA	261,209	12,361
		223,112
Germany (7.1%):
Communication Services (1.4%):

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Freenet AG	653,195	$15,646
ProSiebenSat.1 Media SE (a)	815,279	16,648
United Internet AG, Registered Shares	220,816	8,864
		41,158
Consumer Discretionary (0.4%):
HelloFresh SE (a)(b)	149,914	11,169

Financials (0.9%):
Deutsche Pfandbriefbank AG (a)(d)	1,149,492	13,388
DWS Group GmbH & Co. KGaA (d)	283,724	12,266
		25,654
Health Care (0.9%):
Carl Zeiss Meditec AG	80,503	12,133
Gerresheimer AG	138,918	13,796
		25,929
Industrials (1.1%):
Brenntag SE	181,459	15,500
Rheinmetall AG	171,502	17,393
		32,893
Information Technology (0.5%):
Bechtle AG	87,955	16,498

Materials (0.8%):
Aurubis AG	134,745	11,166
Covestro AG (d)	209,808	14,115
		25,281
Real Estate (1.1%):
alstria office REIT-AG	841,640	13,601
TAG Immobilien AG	662,860	18,919
		32,520
Utilities (0.0%):(e)
Encavis AG (b)	60,499	1,147
		212,249
Gibraltar (0.1%):
Consumer Discretionary (0.1%):
888 Holdings PLC	553,850	3,013

Hong Kong (1.1%):
Health Care (0.3%):
The United Laboratories International Holdings Ltd.	11,226,000	8,315

Real Estate (0.6%):
Hysan Development Co. Ltd.	4,166,000	16,303

Utilities (0.2%):
Towngas China Co. Ltd.	13,618,000	6,806
		31,424
Ireland (1.4%):
Consumer Discretionary (0.3%):
Dalata Hotel Group PLC (a)	2,047,473	10,107

Financials (0.5%):
Bank of Ireland Group PLC (a)	2,914,324	14,390

Health Care (0.6%):
UDG Healthcare PLC	1,667,869	18,058
		42,555
Isle of Man (0.4%):
Consumer Discretionary (0.4%):
Entain PLC (a)	513,124	10,729

Israel (0.6%):
Health Care (0.6%):
Inmode Ltd. (a)	255,451	18,487

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Italy (2.3%):
Financials (0.4%):
Banca Mediolanum SpA	1,346,579	$12,701

Industrials (0.4%):
Interpump Group SpA	203,020	10,231

Information Technology (0.5%):
Reply SpA	125,843	15,925

Materials (0.5%):
Buzzi Unicem SpA	559,979	14,544

Utilities (0.5%):
ACEA SpA	652,085	14,251
		67,652
Japan (20.7%):
Communication Services (1.2%):
Capcom Co. Ltd.	566,000	18,415
Internet Initiative Japan, Inc.	709,400	16,693
		35,108
Consumer Discretionary (3.5%):
ASKUL Corp.	323,000	12,371
Izumi Co. Ltd.	235,800	9,261
Komeri Co. Ltd.	326,800	9,115
Resorttrust, Inc.	577,900	9,683
Starts Corp., Inc. (b)	389,700	10,252
Sumitomo Forestry Co. Ltd.	580,200	12,570
Sushiro Global Holdings Ltd.	355,700	15,772
Tokyotokeiba Co. Ltd.	189,600	9,593
Toyo Tire Corp.	943,500	16,762
		105,379
Consumer Staples (1.0%):
Morinaga Milk Industry Co. Ltd.	222,500	11,686
Nichirei Corp.	321,500	8,264
Valor Holdings Co. Ltd.	451,600	10,168
		30,118
Financials (0.8%):
North Pacific Bank Ltd. (b)	3,468,700	10,035
Zenkoku Hosho Co. Ltd. (b)	318,600	14,666
		24,701
Health Care (2.0%):
Eiken Chemical Co. Ltd.	609,700	11,933
Miraca Holdings, Inc. (b)	405,500	13,630
Nikkiso Co. Ltd.	763,000	7,782
Sawai Pharmaceutical Co. Ltd.	252,800	12,323
Ship Healthcare Holdings, Inc. (b)	490,400	13,805
		59,473
Industrials (5.1%):
BayCurrent Consulting, Inc.	101,900	23,380
Bell System24 Holdings, Inc.	461,900	7,915
Daihen Corp.	266,500	11,756
Fuji Corp.	669,700	17,195
FULLCAST Holdings Co. Ltd.	446,800	8,103
Kanamoto Co. Ltd.	352,600	9,199
Kintetsu World Express, Inc.	536,400	13,944
Kumagai Gumi Co. Ltd.	373,700	10,140
Penta-Ocean Construction Co. Ltd.	1,865,500	14,663
Sankyu, Inc.	204,600	9,003
Sanwa Holdings Corp.	923,900	12,104
Takeuchi Manufacturing Co. Ltd.	466,100	13,040
		150,442
Information Technology (3.6%):
Anritsu Corp. (b)	554,400	12,136
Freee KK (a)(b)	79,800	6,819
Fuji Soft, Inc.	179,400	9,314
NEC Networks & System Integration Corp.	824,200	14,542

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Nippon Electric Glass Co. Ltd.	585,500	$13,612
Shinko Electric Industries Co. Ltd.	894,300	27,837
Taiyo Yuden Co. Ltd.	319,200	15,077
Tokyo Seimitsu Co. Ltd.	193,700	8,863
		108,200
Materials (1.7%):
Denka Co. Ltd.	409,300	16,373
Kaneka Corp.	247,400	10,183
Rengo Co. Ltd.	1,763,900	15,342
Zeon Corp.	621,600	9,959
		51,857
Real Estate (1.8%):
Invincible Investment Corp.	24,198	9,166
Kenedix Office Investment Corp.	1,519	10,818
Nippon Accommodations Fund, Inc.	2,160	12,676
Open House Co. Ltd.	453,200	19,388
		52,048
		617,326
Korea, Republic Of (4.9%):
Communication Services (0.7%):
AfreecaTV Co. Ltd.	154,351	10,756
Neowiz (a)	543,097	11,273
		22,029
Consumer Discretionary (0.3%):
Coway Co. Ltd.	138,858	8,068

Consumer Staples (0.6%):
Hite Jinro Co. Ltd.	288,140	9,415
Maeil Dairies Co. Ltd.	121,314	7,771
		17,186
Health Care (1.0%):
Osstem Implant Co. Ltd.	279,308	21,074
PHARMA RESEARCH PRODUCTS Co. Ltd.	128,567	7,559
		28,633
Industrials (0.3%):
Samsung Engineering Co. Ltd. (a)	755,769	9,403
Information Technology (1.1%):
Douzone Bizon Co. Ltd.	161,752	14,104
Partron Co. Ltd.	1,017,667	9,679
SFA Engineering Corp.	267,339	9,633
		33,416
Materials (0.9%):
Soulbrain Co. Ltd.	99,323	25,653
		144,388
Luxembourg (0.6%):
Consumer Discretionary (0.6%):
B&M European Value Retail SA	2,653,538	19,303

Malta (0.8%):
Consumer Discretionary (0.8%):
Kindred Group PLC	1,350,181	23,735

Monaco (0.3%):
Materials (0.3%):
Endeavour Mining Corp. (b)	498,384	10,047

Netherlands (4.8%):
Energy (0.4%):
SBM Offshore NV (b)	611,235	11,180

Financials (1.2%):
ASR Nederland NV	420,031	18,771

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Euronext NV (d)	177,749	$17,889
		36,660
Health Care (0.4%):
Argenx SE (a)	40,873	11,238

Industrials (1.5%):
AerCap Holdings NV (a)	226,319	13,294
Intertrust NV (a)(d)	464,450	7,688
Signify NV (d)	440,243	22,641
		43,623
Information Technology (1.3%):
ASM International NV	133,486	38,700
		141,401
Norway (0.3%):
Financials (0.3%):
Sparebanken Vest	924,148	8,475

Singapore (0.8%):
Information Technology (0.4%):
AEM Holdings Ltd.	3,549,200	10,965

Real Estate (0.4%):
Frasers Logistics & Commercial Trust	11,956,000	12,917
		23,882
Spain (2.8%):
Consumer Staples (0.3%):
Viscofan SA	132,739	9,174

Financials (0.5%):
Bankinter SA	2,116,968	14,731

Health Care (0.4%):
Laboratorios Farmaceuticos Rovi SA	200,296	10,794

Industrials (0.7%):
Applus Services SA (a)	1,040,286	10,801
Cia de Distribucion Integral Logista Holdings SA	588,288	11,672
		22,473
Real Estate (0.4%):
Merlin Properties Socimi SA	1,263,042	12,928

Utilities (0.5%):
Acciona SA	84,765	14,242
		84,342
Sweden (2.0%):
Communication Services (0.2%):
G5 Entertainment AB (a)	72,176	4,112

Consumer Discretionary (0.5%):
Dometic Group AB (d)	947,729	13,781

Health Care (0.5%):
Getinge AB, Class B	559,899	15,556

Industrials (0.3%):
Peab AB, Class B (a)	831,519	10,061

Real Estate (0.5%):
Wihlborgs Fastigheter AB	770,984	14,635
		58,145
Switzerland (6.8%):
Consumer Discretionary (0.3%):
Forbo Holding AG, Registered Shares	5,348	9,709

Consumer Staples (0.5%):
Coca-Cola HBC AG	283,447	9,008
Zur Rose Group AG (a)(b)	18,371	6,923
		15,931
Financials (1.6%):

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Julius Baer Group Ltd.	270,592	$17,294
Swiss Life Holding AG	31,077	15,275
Vontobel Holding AG, Class R	190,734	14,560
		47,129
Health Care (0.4%):
Tecan Group AG, Class R	28,604	12,692

Industrials (2.2%):
Adecco Group AG	256,767	17,322
Bucher Industries AG, Registered Shares	34,483	17,574
Sulzer AG, Registered Shares	134,359	15,137
Wizz Air Holdings PLC (a)(d)	210,190	13,967
		64,000
Information Technology (1.2%):
Logitech International SA, Class R	333,664	34,999

Real Estate (0.6%):
PSP Swiss Property AG, Registered Shares	140,346	17,101
		201,561
United Kingdom (12.4%):
Communication Services (0.6%):
Future PLC	661,020	17,449

Consumer Discretionary (1.9%):
Gamesys Group PLC	516,439	13,750
Pets at Home Group PLC	1,886,605	10,756
Redrow PLC	1,932,884	16,732
Vistry Group PLC	949,678	14,259
		55,497
Consumer Staples (1.1%):
Cranswick PLC	195,560	9,790
Stock Spirits Group PLC	2,658,156	10,234
Tate & Lyle PLC	1,281,654	13,519
		33,543
Energy (0.4%):
Cairn Energy PLC	4,817,504	11,306

Financials (1.7%):
Close Brothers Group PLC	549,772	11,749
IG Group Holdings PLC	998,099	12,392
Intermediate Capital Group PLC	483,357	12,270
OSB Group PLC (a)	2,281,005	13,397
		49,808
Health Care (0.7%):
Genus PLC	144,233	9,657
Hikma Pharmaceuticals PLC	318,121	9,978
		19,635
Industrials (2.2%):
IMI PLC	934,516	17,177
Royal Mail PLC (a)	1,753,156	12,200
Serco Group PLC	5,867,624	11,115
Travis Perkins PLC	706,512	15,019
Ultra Electronics Holdings PLC	354,695	9,921
		65,432
Information Technology (1.8%):
Computacenter PLC	596,870	19,496
Electrocomponents PLC	921,444	12,617
Micro Focus International PLC	1,646,444	12,576
Spirent Communications PLC	2,737,146	8,996
		53,685
Materials (0.4%):
Synthomer PLC	1,950,734	12,474

Real Estate (1.3%):
LondonMetric Property PLC	4,106,578	12,089
Safestore Holdings PLC	1,498,418	16,424

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Unite Group PLC (a)	790,500	$11,624
		40,137
Utilities (0.3%):
Atlantica Sustainable Infrastructure PLC (b)	283,277	10,376
		369,342
United States (0.6%):
Consumer Discretionary (0.3%):
Nexteer Automotive Group Ltd.	6,986,000	8,636

Industrials (0.3%):
Reliance Worldwide Corp. Ltd.	3,120,503	10,684
		19,320
Total Common Stocks (Cost $2,216,105)		2,882,485

Exchange-Traded Funds (1.7%)

United States (1.7%):
Vanguard FTSE Developed Markets ETF (b)	1,048,396	51,487

Total Exchange-Traded Funds (Cost $50,813)		51,487
Collateral for Securities Loaned^ (4.2%)
United States (4.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (f)	2,567,457	2,567
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (f)	66,117,891	66,118
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (f)	1,281,288	1,281
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (f)	10,216,591	10,217
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (f)	45,935,787	45,936
Total Collateral for Securities Loaned (Cost $126,119)		126,119
Total Investments (Cost $2,393,037) — 102.8%		3,060,091
Liabilities in excess of other assets — (2.8)%		(83,989)
NET ASSETS - 100.00%		$2,976,102

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1 thousand.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $133,130 (thousands) and amounted to 4.5% of net assets.

(e)	Amount represents less than 0.05% of net assets.
(f)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent Emerging Markets Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (83.4%)
Brazil (5.7%):
Consumer Discretionary (0.7%):
MRV Engenharia e Participacoes SA	22,900	$74

Consumer Staples (0.9%):
SLC Agricola SA	13,000	103

Energy (0.5%):
Petro Rio SA (a)	3,200	52

Financials (0.8%):
Banco do Estado do Rio Grande do Sul SA, Preference Shares	17,800	38
Porto Seguro SA	5,600	47
		85
Industrials (1.3%):
Randon SA Implementos e Participacoes, Preference Shares	27,800	68
SIMPAR SA	12,190	81
		149
Information Technology (0.6%):
Cielo SA	104,600	69

Utilities (0.9%):
Cia de Saneamento do Parana	11,400	45
Omega Geracao SA (a)	7,500	52
		97
		629
China (7.3%):
Consumer Discretionary (0.6%):
Tianneng Power International Ltd. (b)	34,000	64

Consumer Staples (0.6%):
China Modern Dairy Holdings Ltd. (a)	293,000	70

Financials (0.4%):
360 Digitech, Inc., ADR (a)	1,652	43

Health Care (0.6%):
China Medical System Holdings Ltd.	33,000	66

Industrials (2.2%):
Airtac International Group	2,000	71
China Lesso Group Holdings Ltd.	56,000	121
Zhejiang Expressway Co. Ltd., Class H	64,000	57
		249
Information Technology (1.3%):
Chinasoft International Ltd.	100,000	109
JinkoSolar Holding Co. Ltd., ADR (a)	872	36
		145
Real Estate (1.0%):
China SCE Group Holdings Ltd.	136,000	63
Times Neighborhood Holdings Ltd.	69,798	53
		116
Utilities (0.6%):
China Tian Lun Gas Holdings Ltd. (b)	63,500	62
		815
Cyprus (0.7%):
Financials (0.7%):
TCS Group Holding PLC, GDR	1,338	78

Egypt (0.5%):
Communication Services (0.5%):
Telecom Egypt Co.	80,279	57

Greece (1.5%):
Financials (0.8%):

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent Emerging Markets Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
National Bank of Greece SA (a)	28,249	$82

Utilities (0.7%):
Terna Energy SA	5,296	79
		161
Hong Kong (5.8%):
Communication Services (0.5%):
NetDragon Websoft Holdings Ltd.	22,500	58

Financials (0.5%):
Far East Horizon Ltd.	46,000	55

Health Care (0.5%):
The United Laboratories International Holdings Ltd.	74,000	55

Industrials (0.8%):
Sinotruk Hong Kong Ltd.	27,500	83

Information Technology (0.3%):
GCL-Poly Energy Holdings Ltd. (a)(b)	131,000	34

Materials (1.3%):
China Resources Cement Holdings Ltd.	58,000	65
Nine Dragons Paper Holdings Ltd.	53,000	78
		143
Real Estate (1.0%):
China Overseas Grand Oceans Group Ltd.	177,000	116

Utilities (0.9%):
Canvest Environmental Protection Group Co. Ltd.	108,000	50
China Water Affairs Group Ltd. (b)	64,000	52
		102
		646
Hungary (0.8%):
Health Care (0.8%):
Richter Gedeon Nyrt	3,104	92

India (0.1%):
Industrials (0.1%):
Engineers India Ltd.	10,773	11

Indonesia (0.5%):
Communication Services (0.5%):
PT Media Nusantara Citra Tbk (a)	900,200	59

Korea, Republic Of (17.3%):
Communication Services (1.2%):
AfreecaTV Co. Ltd.	1,112	78
Neowiz (a)	2,509	52
		130
Consumer Discretionary (3.3%):
Coway Co. Ltd.	802	47
Danawa Co. Ltd.	1,804	53
GS Home Shopping, Inc.	399	53
S&T Motiv Co. Ltd.	1,330	73
SL Corp.	3,928	78
Youngone Corp.	1,740	62
		366
Consumer Staples (1.3%):
Dongwon F&B Co. Ltd.	322	55
Maeil Dairies Co. Ltd.	1,425	91
		146
Financials (1.4%):
DB Insurance Co. Ltd.	1,340	56
KIWOOM Securities Co. Ltd.	837	94
		150
Health Care (2.5%):

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent Emerging Markets Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Chong Kun Dang Pharmaceutical Corp.	426	$52
Dongkook Pharmaceutical Co. Ltd.	2,305	57
Osstem Implant Co. Ltd.	1,236	93
PHARMA RESEARCH PRODUCTS Co. Ltd.	1,336	79
		281
Industrials (2.0%):
DL E&C Co. Ltd. (a)	713	76
Hyundai Glovis Co. Ltd.	426	71
Samsung Engineering Co. Ltd. (a)	6,318	79
		226
Information Technology (3.0%):
Douzone Bizon Co. Ltd.	1,175	102
NHN KCP Corp. (a)	132	6
Partron Co. Ltd.	5,863	56
SFA Engineering Corp.	2,099	76
Silicon Works Co. Ltd.	1,437	96
		336
Materials (2.6%):
Korea Petrochemical Ind Co. Ltd.	604	174
Soulbrain Co. Ltd.	429	111
		285
		1,920
Malaysia (3.4%):
Communication Services (0.6%):
TIME dotCom Bhd	16,700	58

Energy (0.5%):
Serba Dinamik Holdings Bhd	135,260	56

Information Technology (1.1%):
V.S. Industry Bhd	180,000	124

Real Estate (0.7%):
Eco World Development Group Bhd	536,700	80

Utilities (0.5%):
Mega First Corp. Bhd	33,300	58
		376
Mexico (3.7%):
Communication Services (0.5%):
Megacable Holdings SAB de CV	14,825	53

Consumer Staples (0.5%):
La Comer SAB de CV	28,441	57

Energy (0.4%):
Vista Oil & Gas SAB de CV, ADR (a)	19,153	49

Financials (0.4%):
Banco del Bajio SA (a)(c)	35,401	48

Materials (1.3%):
Grupo Cementos de Chihuahua SAB de CV	20,438	142

Real Estate (0.6%):
Prologis Property Mexico SA de CV	29,019	62
		411
Qatar (0.6%):
Energy (0.6%):
Qatar Gas Transport Co. Ltd.	73,094	64

Russian Federation (1.3%):
Financials (0.5%):
Moscow Exchange MICEX PJSC	24,310	56

Materials (0.8%):
Polymetal International PLC	4,438	87
		143

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent Emerging Markets Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Saudi Arabia (0.5%):
Health Care (0.5%):
Mouwasat Medical Services Co.	1,467	$61

South Africa (5.4%):
Consumer Discretionary (0.5%):
Mr. Price Group Ltd.	4,446	58

Energy (0.7%):
Exxaro Resources Ltd.	6,266	74

Industrials (0.6%):
KAP Industrial Holdings Ltd. (a)	224,706	63

Materials (3.0%):
African Rainbow Minerals Ltd.	8,413	158
Impala Platinum Holdings Ltd.	9,488	175
		333
Real Estate (0.6%):
Redefine Properties Ltd. (a)	265,884	68
		596
Taiwan (21.1%):
Communication Services (0.7%):
International Games System Co. Ltd.	3,000	80

Consumer Discretionary (4.1%):
Gourmet Master Co. Ltd.	15,000	92
Makalot Industrial Co. Ltd.	8,600	75
Merida Industry Co. Ltd.	14,000	172
Nien Made Enterprise Co. Ltd.	4,000	56
Taiwan Paiho Ltd.	20,000	57
		452
Financials (0.7%):
King’s Town Bank Co. Ltd.	58,000	80

Health Care (0.8%):
Ginko International Co. Ltd. (a)	13,000	82

Industrials (2.1%):
Chicony Power Technology Co. Ltd.	30,000	86
Evergreen Marine Corp. Taiwan Ltd. (a)	91,000	146
		232
Information Technology (11.3%):
AU Optronics Corp. (a)	136,000	101
Chipbond Technology Corp.	47,000	128
Elan Microelectronics Corp.	24,200	167
Gigabyte Technology Co. Ltd.	28,000	99
Lite-On Technology Corp.	38,000	84
Macronix International	45,000	71
Parade Technologies Ltd.	2,000	86
Radiant Opto-Electronics Corp.	26,000	116
Simplo Technology Co. Ltd.	7,000	92
Sinbon Electronics Co. Ltd.	14,000	130
Tripod Technology Corp.	22,000	109
Wistron Corp.	60,000	71
		1,254
Materials (0.8%):
China General Plastics Corp. (a)	67,000	88

Real Estate (0.6%):
Chong Hong Construction Co. Ltd.	24,000	70
		2,338
Thailand (3.6%):
Communication Services (0.5%):
Major Cineplex Group PCL	84,900	61

Consumer Discretionary (0.8%):
Sri Trang Agro-Industry PCL	57,200	86

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent Emerging Markets Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.6%):
Thanachart Capital PCL	52,500	$64

Health Care (0.5%):
Chularat Hospital PCL	593,100	55

Information Technology (0.6%):
Hana Microelectronics PCL, Class R	38,400	68

Real Estate (0.6%):
Origin Property PCL	257,000	70
		404
Turkey (3.0%):
Communication Services (0.4%):
Turk Telekomunikasyon A/S	52,880	44

Consumer Discretionary (0.9%):
Arcelik A/S	24,488	100

Consumer Staples (0.9%):
Coca-Cola Icecek A/S	12,424	104

Industrials (0.3%):
Tekfen Holding A/S	16,250	29
Turkiye Sise ve Cam Fabrikalari A/S	1	—(d	)
		29
Utilities (0.5%):
Enerjisa Enerji A/S (c)	41,872	59
		336
United Arab Emirates (0.6%):
Industrials (0.6%):
Aramex PJSC (a)	62,604	66

Total Common Stocks (Cost $7,111)		9,263
Rights (0.0%) (g)
Taiwan (0.0%) (g)
Information Technology (0.0%) (g)
Simplo Technology Co. Ltd., Expires 4/30/21 (a)(e)(f)	241	—(d	)
Total Rights (Cost $–)		—(d	)
Exchange-Traded Funds (16.0%)
United States (16.0%):
iShares MSCI Emerging Markets Small-Cap ETF	2,207	127
iShares MSCI India Small-Cap ETF	33,552	1,645
		1,772
Total Exchange-Traded Funds (Cost $1,806)		1,772

Security Description	Shares	Fair Value
Collateral for Securities Loaned^ (1.7%)
United States (1.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (h)	3,850	4
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (h)	99,156	99
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (h)	1,922	2
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (h)	15,322	15
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (h)	68,889	69
Total Collateral for Securities Loaned (Cost $189)		189
Total Investments (Cost $9,106) — 101.1%		11,224
Liabilities in excess of other assets — (1.1)%		(123)
NET ASSETS - 100.00%		$11,101

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent Emerging Markets Small-Cap Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $107 (thousands) and amounted to 1.0% of net assets.

(d)	Rounds to less than $1 thousand.
(e)	Security was fair valued using significant unobservable inputs as of March 31, 2021.
(f)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.0% of net assets.
(g)	Amount represents less than 0.05% of net assets.
(h)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Total Return Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (2.4%)
Ameriquest Mortgage Securities, Series 2004-R12, Class M1, 0.96% (LIBOR01M+86bps), 1/25/35, Callable 4/25/21 @ 100 (a)	$84	$84
Home Equity Asset Trust, Series 2005-2, Class M5, 1.20% (LIBOR01M+110bps), 7/25/35, Callable 4/25/21 @ 100 (a)	464	464
Park Place Securities, Inc., Series 2004-WCW2, Class M2, 1.08% (LIBOR01M+98bps), 10/25/34, Callable 4/25/21 @ 100 (a)	33	33
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 11/15/23 @ 100 (b)	43	43
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (c)	674	673
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 4/15/24 @ 100 (c)	332	332

Total Asset-Backed Securities (Cost $1,612)		1,629
Collateralized Mortgage Obligations (1.2%)
Bank, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	290	291
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53, Callable 2/15/30 @ 100	257	264
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45, Callable 12/15/22 @ 100	270	274

Total Collateralized Mortgage Obligations (Cost $838)		829
Preferred Stocks (2.0%)
Financials (0.8%):
AMG Capital Trust II, 5.15%, 10/15/37	2,035	114
Bank of America Corp., Series L, 7.25% (d)	100	140
KKR & Co., Inc., Series C, 6.00%, 9/15/23 (e)	1,795	120
Wells Fargo & Co., Series L, 7.50% (d)	115	163
		537
Health Care(0.1%):
Danaher Corp., Series B, 5.00%, 4/15/23 (e)	39	51

Industrials (0.2%):
Stanley Black & Decker, Inc., 5.25%, 11/15/22 (e)	1,332	157

Utilities (0.9%):
American Electric Power Co., Inc., 6.13%, 8/15/23	530	26

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
CenterPoint Energy, Inc., 4.57%, 9/15/29	1,045	$63
Dominion Energy, Inc., Series A, 7.25%, 6/1/22	1,570	154
DTE Energy Co., 6.25%, 11/1/22	1,879	93
NextEra Energy, Inc., 5.28%, 3/1/23	2,740	136
The Southern Co., Series 2019, 6.75%, 8/1/22	2,442	124
		596

Total Preferred Stocks (Cost $1,299)		1,341
Corporate Bonds (55.4%)
Communication Services (2.8%):
Alphabet, Inc., 2.05%, 8/15/50, Callable 2/15/50 @ 100	184	151
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 (b)	129	145
1.65%, 2/1/28, Callable 12/1/27 @ 100	117	113
5.15%, 11/15/46, Callable 5/15/46 @ 100 (b)	312	378
CenturyLink, Inc., 6.75%, 12/1/23	115	127
Comcast Corp.
3.45%, 2/1/50, Callable 8/1/49 @ 100	150	153
2.80%, 1/15/51, Callable 7/15/50 @ 100	128	117
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (c)	143	143
Verizon Communications, Inc.
5.15%, 9/15/23 (b)	142	158
3.38%, 2/15/25 (b)	116	126
3.55%, 3/22/51, Callable 9/22/50 @ 100 (b)	275	273
		1,884
Consumer Discretionary (6.7%):
Booking Holdings, Inc.
0.90%, 9/15/21	30	35
0.75%, 5/1/25 (c)(e)	100	148
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	670	704
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	110	118
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100 (b)	170	185
Expedia Group, Inc.
3.60%, 12/15/23, Callable 11/15/23 @ 100 (c)	201	213
2/15/26 (c)	25	27
General Motors Co., 4.88%, 10/2/23 (b)	229	251
Hasbro, Inc., 2.60%, 11/19/22	300	309
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	110	117
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	130	136
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	112	117
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	212	244
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	326	347

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	$63	$71
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (c)	101	99
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	198	223
NVR, Inc.
3.95%, 9/15/22, Callable 6/15/22 @ 100 (b)	268	278
3.00%, 5/15/30, Callable 11/15/29 @ 100	267	274
Ross Stores, Inc.
3.38%, 9/15/24, Callable 6/15/24 @ 100	160	170
0.88%, 4/15/26, Callable 3/15/26 @ 100	186	180
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	171	164
		4,410

Consumer Staples (2.8%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (c)	368	367
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (b)	105	118
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	167	184
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (b)	70	72
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	105	123
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100	363	348
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (b)	172	184
Molson Coors Beverage Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	95	99
Reynolds American, Inc., 6.15%, 9/15/43 (b)	175	211
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	135	171
		1,877

Energy (3.5%):
Chevron USA, Inc., 3.85%, 1/15/28, Callable 10/15/27 @ 100	320	357
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (b)	234	242
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100	135	166
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (b)	84	87
HollyFrontier Corp., 2.63%, 10/1/23	265	274
Phillips 66 Partners LP, 4.90%, 10/1/46, Callable 4/1/46 @ 100	229	249
Pioneer Natural Resources Co.
0.25%, 5/15/25 (c)	100	156
1.90%, 8/15/30, Callable 5/15/30 @ 100	251	233
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (b)	245	253
Valero Energy Corp.
4.00%, 4/1/29, Callable 1/1/29 @ 100 (b)	102	110
4.90%, 3/15/45	125	140
		2,267

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Financials (14.4%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	$335	$359
4.75%, 1/15/49, Callable 7/15/48 @ 100	35	43
Alleghany Corp.
3.63%, 5/15/30, Callable 2/15/30 @ 100	130	140
4.90%, 9/15/44, Callable 3/15/44 @ 100	204	243
Ares Capital Corp., 4.63%, 3/1/24	160	174
Bank of America Corp.
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	515	521
4.20%, 8/26/24 (b)	160	176
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	205	220
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (b)	224	241
Cincinnati Financial Corp., 6.13%, 11/1/34 (e)	230	305
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	363	372
3.88%, 3/26/25	108	118
4.60%, 3/9/26 (b)	232	261
4.45%, 9/29/27 (b)	108	121
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (a)	94	102
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	130	133
3.65%, 1/25/24, Callable 12/25/23 @ 100 (b)	584	630
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	290	303
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	110	118
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	250	240
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	425	454
5.60%, 7/15/41	87	116
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (c)	120	133
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (c)	170	166
Morgan Stanley
4.88%, 11/1/22 (b)	303	323
3.13%, 7/27/26, MTN	545	587
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	105	114
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	373	388
The Goldman Sachs Group, Inc., 3.50%, 1/23/25, Callable 10/23/24 @ 100	275	297
Truist Financial Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	480	491
Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	195	211
Wells Fargo & Co.
3.45%, 2/13/23	585	616
4.30%, 7/22/27, MTN	410	464
4.90%, 11/17/45 (b)	155	185

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	$250	$252
		9,617
Health Care (5.5%):
AbbVie, Inc.
3.75%, 11/14/23, Callable 10/14/23 @ 100	317	342
3.20%, 11/21/29, Callable 8/21/29 @ 100	285	302
4.45%, 5/14/46, Callable 11/14/45 @ 100	142	164
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	250	287
Anthem, Inc.
2.38%, 1/15/25, Callable 12/15/24 @ 100	148	155
2.75%, 10/15/42	35	177
Baxter International, Inc., 3.50%, 8/15/46, Callable 2/15/46 @ 100	109	113
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100	455	497
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	168	176
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	193	213
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (c)	260	257
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (b)	135	140
Illumina, Inc.
0.50%, 6/15/21	61	92
8/15/23 (e)	55	65
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	135	119
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	262	296
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	146	125
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (c)	102	99
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (c)	95	96
		3,715
Industrials (6.2%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 (e)	241	229
Air Lease Corp., 0.70%, 2/15/24, MTN, Callable 1/15/24 @ 100	282	278
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	150	151
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	195	191
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (b)	275	282
Fortive Corp., 0.88%, 2/15/22	160	163
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100	420	461
Honeywell International, Inc., 2.80%, 6/1/50, Callable 12/1/49 @ 100	82	78
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	140	144
PACCAR Financial Corp., 0.80%, 6/8/23, MTN	226	228
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	165	182
6.25%, 12/1/37	155	205

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 (b)	$379	$395
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (c)	130	128
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	115	132
Southwest Airlines Co., 1.25%, 5/1/25	87	149
The Boeing Co., 2.20%, 2/4/26, Callable 2/4/23 @ 100	470	469
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (b)	279	307
		4,172
Information Technology (6.4%):
Akamai Technologies, Inc., 0.13%, 5/1/25	80	97
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	117	146
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (b)	132	141
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	315	359
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	342	379
Citrix Systems, Inc., 1.25%, 3/1/26, Callable 2/1/26 @ 100	275	271
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (e)	120	137
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100 (e)	228	248
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (b)	166	188
Micron Technology, Inc.
5.33%, 2/6/29, Callable 11/6/28 @ 100	394	461
3.13%, 5/1/32, Callable 5/10/21 @ 100 (f)	18	159
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (c)	87	88
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	150	156
Novellus Systems, Inc., 2.63%, 5/15/41	3	57
PayPal Holdings, Inc., 1.65%, 6/1/25, Callable 5/1/25 @ 100	415	422
ServiceNow, Inc. , 6/1/22	5	18
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	160	190
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	287	232
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	360	372
Western Digital Corp., 1.50%, 2/1/24	140	143
		4,264
Materials (1.3%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (b)	210	223
Domtar Corp., 6.75%, 2/15/44, Callable 8/15/43 @ 100	172	218
Nucor Corp., 2.00%, 6/1/25, Callable 5/1/25 @ 100	160	165
Southern Copper Corp., 5.25%, 11/8/42 (b)	95	115
Steel Dynamics, Inc., 3.25%, 10/15/50, Callable 4/15/50 @ 100	191	178
		899
Real Estate (2.9%):
Duke Realty LP, 3.05%, 3/1/50, Callable 9/1/49 @ 100	90	83
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	630	654

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (c)	$108	$111
Physicians Realty LP, 3.95%, 1/15/28, Callable 10/15/27 @ 100	138	147
Piedmont Operating Partnership LP, 3.15%, 8/15/30, Callable 5/15/30 @ 100	134	131
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	114	125
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	339	354
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	145	161
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	184	180
		1,946
Utilities (2.9%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	225	210
American Water Capital Corp., 2.80%, 5/1/30, Callable 2/1/30 @ 100	135	139
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	250	268
Consolidated Edison, Inc., 6.30%, 8/15/37 (e)	250	339
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (b)	310	322
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	232
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (b)	159	176
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (c)	287	299
		1,985

Total Corporate Bonds (Cost $35,891)		37,036
Residential Mortgage-Backed Securities (0.2%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.43% (LIBOR01M+132bps), 10/25/32, Callable 4/25/21 @ 100 (a)	94	94
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 9/25/22 @ 100 (b)(c)(g)	14	14

Total Residential Mortgage-Backed Securities (Cost $106)		108
Yankee Dollars (9.9%)
Communication Services (0.4%):
Vodafone Group PLC, 5.25%, 5/30/48	193	241

Consumer Discretionary (0.8%):
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	460	498

Consumer Staples (3.2%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (c)	638	695
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b)(c)	670	697
Suntory Holdings Ltd.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.55%, 6/28/22, Callable 5/28/22 @ 100 (b)(c)	$574	$588
2.25%, 10/16/24, Callable 9/16/24 @ 100 (c)	200	208
		2,188
Energy (0.9%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	140	145
Ecopetrol SA, 5.88%, 9/18/23 (b)	325	358
Statoil ASA, 3.95%, 5/15/43	100	109
		612
Financials (2.1%):
Barclays Bank PLC
2/4/25 (b)	75	98
2/18/25	65	72
Enel Finance International NV, 2.88%, 5/25/22 (b)(c)	415	426
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (c)	155	197
4.20%, 5/13/50, Callable 11/13/49 @ 100 (c)	110	120
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (c)	300	325
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	195	187
		1,425
Industrials (0.9%):
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	150	146
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	150	175
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	85	86
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (c)	200	204
		611
Materials (1.2%):
Anglo American Capital PLC, 2.88%, 3/17/31, Callable 12/17/30 @ 100 (c)	300	298
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	190	209
5.20%, 11/2/40	75	97
Vale Overseas Ltd., 6.25%, 8/10/26	143	170
		774
Utilities (0.4%):
Iberdrola International BV
6.75%, 9/15/33	50	66

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
6.75%, 7/15/36	$152	$221
		287
Total Yankee Dollars (Cost $6,412)		6,636
U.S. Government Mortgage-Backed Agencies (25.6%)
Federal Home Loan Mortgage Corp.
9.00%, 4/1/25 (b)	12	14
7.50%, 8/1/29 (b)	9	10
Series 4395, Class PA, 2.50%, 4/15/37 - 7/1/50 (b)	566	585
5.00%, 7/1/39 (b)	543	619
Series 4320, Class AP, 3.50%, 7/15/39 - 10/15/40 (b)	444	465
Series 4444, Class CH, 3.00%, 1/15/41 - 10/1/46 (b)	857	893
4.50%, 7/1/44 - 12/1/45 (b)	943	1,057
2.00%, 3/1/51	650	649
		4,292
Federal National Mortgage Association
3.50%, 2/1/32 - 12/25/50	2,318	2,447
6.00%, 2/1/37 (b)	99	115
Series 2011-21, Class PA, 4.50%, 5/25/40 - 5/1/50 (b)	519	552
3.00%, 6/1/40 - 5/1/48	2,688	2,835
2.50%, 7/1/40 - 12/25/47	264	265
Series 2013-81, Class KA, 2.75%, 9/25/42 (b)	273	284
4.00%, 3/1/47 - 6/1/49	1,251	1,370
2.00%, 3/1/51 - 5/25/51	2,549	2,540
2.50%, 5/25/51(h)	2,000	2,046
		12,454
Government National Mortgage Association
3.00%, 8/20/50	346	362

Total U.S. Government Mortgage-Backed Agencies (Cost $16,684)		17,108
U.S. Treasury Obligations (3.4%)
U.S. Treasury Bonds, 1.25%, 5/15/50	1,350	1,017
U.S. Treasury Notes
0.25%, 3/15/24	650	648
0.38%, 1/31/26	600	585
Total U.S. Treasury Obligations (Cost $2,424)		2,250
Collateral for Securities Loaned^ (2.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (i)	28,968	29

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (i)	746,001	$746
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (i)	14,457	14
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (i)	115,273	115
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (i)	518,289	518
Total Collateral for Securities Loaned (Cost $1,422)		1,422
Total Investments (Cost $66,688) — 102.2%		68,359
Liabilities in excess of other assets — (2.2)%		(1,471)
NET ASSETS - 100.00%		$66,888

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2021.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $7,307 (thousands) and amounted to 10.9% of net assets.

(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e)	All or a portion of this security is on loan.
(f)	Continuously callable with 30 days’ notice.
(g)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2021.

(h)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(i)	Rate disclosed is the daily yield on March 31, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Mexican Peso Currency Futures	19	6/14/21	$461,700	$461,130	$(570)
Ultra Long Term U.S. Treasury Bond Futures	11	6/21/21	2,093,517	1,993,406	(100,111)
					$(100,681)

Futures Contracts Sold
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures	35	6/21/21	4,621,641	4,582,813	38,828
2-Year U.S. Treasury Note Futures	7	6/30/21	$1,544,984	$1,545,086	$(102)
5-Year U.S. Treasury Note Futures	2	6/30/21	247,478	246,797	681
Canadian Dollar Futures	9	6/15/21	711,720	716,130	(4,410)
					$34,997

	Total unrealized appreciation				$39,509
	Total unrealized depreciation				(105,193)
	Total net unrealized appreciation (depreciation)				$(65,684)

Centrally Cleared
(Amounts not in thousands)
Credit Default Swap Agreements - Sell Protection(a)
Underlying Instruments	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 35	5.00%	12/20/25	Quarterly	2.86%	$2,100,000	$(191,088)	$(190,796)	$(292)
						$(191,088)	$(190,796)	$(292)

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Small Cap Growth Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Biotechnology (21.3%):
4D Molecular Therapeutics, Inc. (a)	662	$29
Akero Therapeutics, Inc. (a)(b)	1,608	47
Akouos, Inc. (a)	663	9
Annexon, Inc. (a)	439	12
Arrowhead Pharmaceuticals, Inc. (a)	1,813	120
Athenex, Inc. (a)(b)	1,662	7
Atreca, Inc., Class A (a)	1,590	24
Aurinia Pharmaceuticals, Inc. (a)	6,904	89
Avidity Biosciences, Inc. (a)(b)	1,205	26
Beam Therapeutics, Inc. (a)(b)	1,499	120
Bicycle Therapeutics PLC, ADR (a)	5,276	158
BioAtla, Inc. (a)(b)	665	34
BioCryst Pharmaceuticals, Inc. (a)(b)	11,342	115
BioMarin Pharmaceutical, Inc. (a)	283	21
Black Diamond Therapeutics, Inc. (a)(b)	437	11
Bolt Biotherapeutics, Inc. (a)	699	23
C4 Therapeutics, Inc. (a)(b)	249	9
Cabaletta Bio, Inc. (a)	2,967	33
Cara Therapeutics, Inc. (a)	1,428	31
Castle Biosciences, Inc. (a)(b)	2,000	137
Codiak Biosciences, Inc. (a)	6,305	95
Cortexyme, Inc. (a)(b)	409	15
CRISPR Therapeutics AG (a)	410	50
Decibel Therapeutics, Inc. (a)	3,545	40
Deciphera Pharmaceuticals, Inc. (a)	708	32
Dicerna Pharmaceuticals, Inc. (a)	2,168	55
Dynavax Technologies Corp. (a)(b)	6,261	62
Esperion Therapeutics, Inc. (a)	873	24
Fusion Pharmaceuticals, Inc. (a)	4,261	46
Gamida Cell Ltd. (a)	9,195	74
Generation Bio Co. (a)	1,180	34
Genetron Holdings Ltd., ADR (a)	5,361	115
IGM Biosciences, Inc. (a)(b)	796	61
Immunocore Holdings PLC, ADR (a)	699	30
Instil Bio, Inc. (a)	1,072	27
Intellia Therapeutics, Inc. (a)(b)	1,924	154
Iovance Biotherapeutics, Inc. (a)	2,461	78
Natera, Inc. (a)	2,234	227
Neurocrine Biosciences, Inc. (a)	336	33
Neximmune, Inc. (a)	709	14

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Novavax, Inc. (a)	473	$86
Nurix Therapeutics, Inc. (a)	439	14
Orchard Therapeutics PLC, ADR (a)(b)	6,720	49
Oyster Point Pharma, Inc. (a)	396	7
Passage Bio, Inc. (a)	1,346	24
Stoke Therapeutics, Inc. (a)(b)	1,486	58
Sutro Biopharma, Inc. (a)	3,661	83
TCR2 Therapeutics, Inc. (a)	8,824	195
TG Therapeutics, Inc. (a)	2,119	102
Veracyte, Inc. (a)	3,428	184
Viking Therapeutics, Inc. (a)(b)	5,623	36
Xencor, Inc. (a)	822	35
Zai Lab Ltd., ADR (a)	984	131
		3,325
Communication Services (2.2%):
Bumble, Inc., Class A (a)	71	4
Iridium Communications, Inc. (a)	2,861	118
Motorsport Games, Inc., Class A (a)	1,701	40
Vonage Holdings Corp. (a)	15,601	184
		346
Consumer Discretionary (13.7%):
Academy Sports & Outdoors, Inc. (a)(b)	7,777	210
Burlington Stores, Inc. (a)	509	152
Cavco Industries, Inc. (a)	567	128
Chegg, Inc. (a)	1,378	118
Chewy, Inc., Class A (a)(b)	809	69
Cricut, Inc., Class A (a)	4,698	93
Five Below, Inc. (a)	1,001	191
Group 1 Automotive, Inc.	1,287	203
Legacy Housing Corp. (a)	5,799	103
Levi Strauss & Co., Class A	6,726	161
Marine Products Corp.	3,094	50
Nordstrom, Inc. (a)(b)	4,923	186
Polaris, Inc.	1,361	182
Skyline Champion Corp. (a)	4,307	195
Tractor Supply Co.	724	128
		2,169
Consumer Staples (2.5%):
Albertsons Cos., Inc., Class A	4,314	82
Grocery Outlet Holding Corp. (a)(b)	2,063	76
Performance Food Group Co. (a)	4,200	242
		400

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (1.0%):
Magnolia Oil & Gas Corp., Class A (a)(b)	3,428	$39
Pioneer Natural Resources Co.	546	87
Talos Energy, Inc. (a)	3,132	38
		164
Financials (9.9%):
Amerant Bancorp, Inc. (a)	4,402	82
American Business Bank (a)	1,502	60
Coastal Financial Corp. (a)	8,400	220
Colony Bankcorp, Inc.	2,215	35
Customers Bancorp, Inc., Class A	3,942	125
First Western Financial, Inc. (a)	6,683	167
Morningstar, Inc.	668	150
Radian Group, Inc.	5,519	128
Silvercrest Asset Management Group, Inc., Class A	3,935	57
SLM Corp.	5,481	98
South Plains Financial, Inc.	5,120	116
Tradeweb Markets, Inc., Class A	2,436	180
WTB Financial Corp., Class B	360	139
		1,557
Health Care Equipment & Supplies (4.4%):
Ambu A/S, Class B	—	—
Brainsway Ltd., ADR (a)(b)	11,679	106
Cerus Corp. (a)	6,712	40
Inari Medical, Inc. (a)	42	4
Insulet Corp. (a)	546	143
Merit Medical Systems, Inc. (a)	1,525	91
Outset Medical, Inc. (a)	180	10
PolyPid Ltd. (a)	7,333	67
Pulmonx Corp. (a)	1,906	87
Silk Road Medical, Inc. (a)	2,804	143
		691
Health Care Providers & Services (1.4%):
Guardant Health, Inc. (a)	1,011	154
RadNet, Inc. (a)	3,159	69
		223
Health Care Technology (0.1%):
Schrodinger, Inc. (a)(b)	217	17

Industrials (11.8%):
ASGN, Inc. (a)	1,743	166
BWX Technologies, Inc.	1,070	71

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Casella Waste Systems, Inc. (a)	2,586	$165
Chart Industries, Inc. (a)	1,114	159
Comfort Systems USA, Inc.	2,713	203
Construction Partners, Inc., Class A (a)	1,877	56
ESCO Technologies, Inc.	571	62
Hydrofarm Holdings Group, Inc. (a)	981	59
Kaman Corp.	1,610	83
Kratos Defense & Security Solutions, Inc. (a)	6,093	166
Marten Transport Ltd.	4,300	73
McGrath RentCorp	1,035	83
Owens Corning, Inc.	1,289	118
Parsons Corp. (a)	3,000	121
PGT Innovations, Inc. (a)	3,825	97
Rexnord Corp.	1,529	72
The AZEK Co. Inc. (a)	2,561	108
		1,862
Information Technology (20.7%):
908 Devices, Inc. (a)	482	23
Acv Auctions, Inc., Class A (a)	357	12
Alteryx, Inc., Class A (a)	441	37
Blackline, Inc. (a)	540	59
BM Technologies, Inc. (a)	606	7
Brooks Automation, Inc.	1,901	155
C3.ai, Inc., Class A (a)	848	56
Cambium Networks Corp. (a)	3,412	160
Cloudflare, Inc., Class A (a)	1,467	103
Dropbox, Inc., Class A (a)	1,247	33
Elastic NV (a)	1,342	149
Endava PLC, ADR (a)	1,434	121
EPAM Systems, Inc. (a)	305	121
Globant SA (a)	753	156
Lumentum Holdings, Inc. (a)	792	72
Marvell Technology Group Ltd.	1,167	57
Napco Security Technologies, Inc. (a)	6,551	229
New Relic, Inc. (a)	422	26
ON Semiconductor Corp. (a)	5,499	229
OneSpan, Inc. (a)	6,297	154
PagerDuty, Inc. (a)(b)	3,709	149
Ping Identity Holding Corp. (a)	3,255	71
Powerfleet, Inc. (a)	9,414	77
QAD, Inc., Class A	1,749	116
Sapiens International Corp. NV	3,065	97
SiTime Corp. (a)	459	45
Smartsheet, Inc., Class A (a)	2,908	186

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Telos Corp. (a)	1,641	$62
Vizio Holding Corp., Class A (a)	2,145	52
WNS Holdings Ltd., ADR (a)	2,735	198
Yext, Inc. (a)	4,806	70
Zix Corp. (a)	23,117	175
		3,257
Life Sciences Tools & Services (4.1%):
Adaptive Biotechnologies Corp. (a)	1,407	57
Berkeley Lights, Inc. (a)	1,468	74
Maravai LifeSciences Holdings, Inc., Class A (a)	6,479	231
NanoString Technologies, Inc. (a)	4,359	286
		648
Materials (1.9%):
Franco-Nevada Corp.	1,104	138
Summit Materials, Inc., Class A (a)	6,383	179
		317
Pharmaceuticals (1.3%):
Collegium Pharmaceutical, Inc. (a)	1,187	28
Cymabay Therapeutics, Inc. (a)	1,278	6
Horizon Therapeutics PLC (a)	987	91
PMV Pharmaceuticals, Inc. (a)	280	9
Reata Pharmaceuticals, Inc., Class A (a)	645	64
Terns Pharmaceuticals, Inc. (a)	175	4
Vaxcyte, Inc. (a)	129	3
		205
Real Estate (2.8%):
FirstService Corp.	868	129
Rexford Industrial Realty, Inc.	1,252	63
The Macerich Co.	11,499	135
UMH Properties, Inc.	6,434	123
		450

Total Common Stocks (Cost $9,321)		15,631
Warrants (0.2%)
Health Care (0.2%):
BioNano Genomics, Inc. (a)(c)	8,136	38

Total Warrants (Cost $–)		38

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	March 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (10.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (d)	33,582	$34
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (d)	864,805	864
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	16,759	17
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (d)	133,630	134
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	600,828	601
Total Collateral for Securities Loaned (Cost $1,650)		1,650
Total Investments (Cost $10,971) — 109.7%		17,319
Liabilities in excess of other assets — (9.7)%		(1,526)
NET ASSETS - 100.00%		$15,793

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.2% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS International Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)
Australia (5.0%):
Financials (0.9%):
Macquarie Group Ltd.	30,525	$3,557,863

Health Care (1.1%):
CSL Ltd.	21,833	4,411,660

Materials (2.1%):
BHP Group Ltd.	227,129	7,877,411

Real Estate (0.9%):
Scentre Group	1,589,327	3,421,293
		19,268,227
Belgium (0.9%):
Information Technology (0.9%):
Melexis NV	33,418	3,534,581

China (2.4%):
Communication Services (0.8%):
Tencent Holdings Ltd.	40,300	3,216,368

Consumer Discretionary (0.8%):
China Meidong Auto Holdings Ltd.	672,000	3,120,987

Financials (0.8%):
China Merchants Bank Co. Ltd., Class H	393,000	3,010,964
		9,348,319
Denmark (1.2%):
Consumer Staples (1.2%):
Royal Unibrew A/S	43,490	4,546,634

France (9.7%):
Consumer Discretionary (4.5%):
Cie Generale des Etablissements Michelin SCA	34,976	5,237,891
Faurecia SE (a)	52,891	2,814,148
LVMH Moet Hennessy Louis Vuitton SE	14,051	9,384,541
		17,436,580
Energy (1.4%):
Gaztransport Et Technigaz SA	16,340	1,301,738
TOTAL SE (b)	83,263	3,881,351
		5,183,089
Industrials (1.1%):
Safran SA (a)	30,155	4,101,540

Information Technology (1.7%):
Capgemini SE	37,920	6,446,840

Materials (1.0%):
Arkema SA	32,635	3,951,917
		37,119,966
Germany (7.4%):
Financials (1.9%):
Allianz SE, Registered Shares	28,925	7,356,558

Industrials (2.3%):
Siemens AG, Registered Shares	52,596	8,641,352

Information Technology (2.1%):
SAP SE	65,281	8,006,429

Real Estate (1.1%):

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Vonovia SE	66,914	$4,372,387
		28,376,726
Hong Kong (3.1%):
Financials (1.6%):
AIA Group Ltd.	486,600	5,954,642

Real Estate (1.5%):
CK Asset Holdings Ltd.	975,000	5,935,621
		11,890,263
Italy (4.9%):
Energy (1.0%):
Snam SpA	700,919	3,885,497

Financials (1.0%):
Banca Generali SpA (a)	104,214	3,666,873

Health Care (0.9%):
Recordati Industria Chimica e Farmaceutica SpA	66,215	3,560,686

Utilities (2.0%):
Enel SpA	771,801	7,676,686
		18,789,742
Japan (22.4%):
Communication Services (2.0%):
Capcom Co. Ltd.	126,000	4,099,463
Kakaku.com, Inc.	138,100	3,780,641
		7,880,104
Consumer Discretionary (3.2%):
Hikari Tsushin, Inc.	8,000	1,613,153
Toyota Motor Corp.	136,100	10,592,740
		12,205,893
Consumer Staples (0.7%):
Toyo Suisan Kaisha Ltd.	69,100	2,900,456

Financials (2.3%):
JAFCO Group Co. Ltd. (b)	41,300	2,466,995
Mitsubishi UFJ Financial Group, Inc.	658,700	3,522,738
Tokio Marine Holdings, Inc.	56,800	2,703,542
		8,693,275
Health Care (2.8%):
Hoya Corp.	56,600	6,662,543
Shionogi & Co. Ltd.	73,300	3,957,628
		10,620,171
Industrials (6.5%):
en-japan, Inc.	85,900	2,664,528
Fuji Electric Co. Ltd.	124,800	5,222,444
ITOCHU Corp.	131,300	4,263,366
Nippon Yusen KK	138,300	4,730,560
OKUMA Corp.	63,600	3,651,915
Sanwa Holdings Corp.	347,400	4,551,364
		25,084,177
Information Technology (3.2%):
Fujitsu Ltd.	41,900	6,097,850
Oracle Corp.	33,600	3,289,730
Ulvac, Inc.	68,400	2,888,990
		12,276,570
Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd.	82,400	2,919,290

Utilities (0.9%):

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Chubu Electric Power Co., Inc.	261,500	$3,370,011
		85,949,947
Netherlands (4.7%):
Communication Services (1.1%):
Koninklijke KPN NV	1,260,362	4,274,823

Financials (1.3%):
ING Groep NV	390,430	4,768,316

Industrials (1.1%):
Wolters Kluwer NV	49,161	4,269,486

Information Technology (1.2%):
ASM International NV	15,553	4,509,084
		17,821,709
New Zealand (0.9%):
Health Care (0.9%):
Fisher & Paykel Healthcare Corp. Ltd.	144,236	3,237,546

Norway (1.5%):
Energy (0.5%):
Aker BP ASA	75,604	2,145,646

Financials (1.0%):
SpareBank 1 SMN	295,326	3,715,163
		5,860,809
Spain (1.1%):
Communication Services (1.1%):
Telefonica SA	946,006	4,252,746

Sweden (2.6%):
Industrials (2.6%):
Atlas Copco AB, Class B	127,947	6,670,905
Epiroc AB, Class B	157,323	3,278,583
		9,949,488
Switzerland (14.7%):
Consumer Staples (4.7%):
Coca-Cola HBC AG	106,867	3,396,200
Nestle SA, Registered Shares	131,443	14,655,117
		18,051,317
Financials (3.1%):
Cembra Money Bank AG	27,154	2,992,891
Partners Group Holding AG	3,534	4,516,907
UBS Group AG	296,967	4,595,251
		12,105,049
Health Care (5.3%):
Novartis AG, Registered Shares	95,738	8,185,052
Roche Holding AG	37,456	12,135,550
		20,320,602
Industrials (1.6%):
Adecco Group AG	90,492	6,104,826
		56,581,794
United Kingdom (15.4%):
Communication Services (0.8%):
ITV PLC (a)	1,908,078	3,158,202

Consumer Discretionary (1.1%):
Next PLC (a)	38,636	4,186,840

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Staples (3.2%):
Diageo PLC	167,496	$6,879,980
Imperial Brands PLC	260,627	5,342,311
		12,222,291
Energy (2.3%):
BP PLC	828,200	3,363,619
Royal Dutch Shell PLC, Class A	275,532	5,355,271
		8,718,890
Financials (2.7%):
Close Brothers Group PLC	176,212	3,765,625
HSBC Holdings PLC	419,011	2,441,921
Legal & General Group PLC	1,102,185	4,231,240
		10,438,786
Health Care (0.4%):
Smith & Nephew PLC	83,265	1,580,552

Industrials (1.0%):
Ashtead Group PLC	66,737	3,983,325

Materials (3.9%):
Croda International PLC	31,480	2,753,979
Evraz PLC	485,423	3,865,244
Rio Tinto PLC	109,325	8,338,982
		14,958,205
		59,247,091
Total Common Stocks (Cost $318,683,685)		375,775,588

Rights (0.0%)(c)
Italy (0.0%):(c)
Energy (0.0%):(c)
Snam SpA , Expires 4/8/21 (a)(d)(e)	700,919	—
Total Rights (Cost $–)		—

Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares MSCI EAFE ETF	12,630	958,238

Total Exchange-Traded Funds (Cost $950,758)		958,238
Collateral for Securities Loaned^ (1.6%)
United States (1.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (g)	133,569	133,569
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (g)	3,439,698	3,439,698
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (g)	66,657	66,657
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (g)	531,505	531,505
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (g)	2,389,750	2,389,750
Total Collateral for Securities Loaned (Cost $6,561,179)		6,561,179
Total Investments (Cost $326,195,622) — 99.8%		383,295,005
Other assets in excess of liabilities — 0.2%		713,060
NET ASSETS - 100.00%		$384,008,065

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	March 31, 2021
(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of March 31, 2021.
(e)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.0% of net assets.

(g)	Rate disclosed is the daily yield on March 31, 2021.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Global Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Australia (1.3%):
Financials (0.6%):
Macquarie Group Ltd.	11,939	$1,391,559

Health Care (0.7%):
CSL Ltd.	8,524	1,722,392
		3,113,951
Belgium (0.5%):
Information Technology (0.5%):
Melexis NV	11,672	1,234,533

Bermuda (1.0%):
Industrials (1.0%):
Triton International Ltd.	44,516	2,447,935

Canada (3.3%):
Energy (0.7%):
Parex Resources, Inc. (a)	98,554	1,757,736

Industrials (1.0%):
Canadian Pacific Railway Ltd. (b)	6,024	2,301,249

Information Technology (1.1%):
Constellation Software, Inc.	1,876	2,620,338

Materials (0.5%):
Kirkland Lake Gold Ltd. (b)	32,299	1,090,943
		7,770,266
China (4.5%):
Communication Services (2.1%):
Baidu, Inc., ADR (a)	7,212	1,568,971
Tencent Holdings Ltd.	43,400	3,463,781
		5,032,752
Consumer Discretionary (0.5%):
China Meidong Auto Holdings Ltd.	272,000	1,263,257

Consumer Staples (0.7%):
Foshan Haitan Flavouring & Food Co. Ltd., Class A	67,149	1,643,517

Financials (1.2%):
Industrial & Commercial Bank of China Ltd., Class H	3,761,000	2,705,393
		10,644,919
Denmark (0.7%):
Consumer Staples (0.7%):
Royal Unibrew A/S	15,323	1,601,933

France (4.8%):
Consumer Discretionary (1.3%):
Faurecia SE (a)	23,547	1,252,855
LVMH Moet Hennessy Louis Vuitton SE	2,735	1,826,682
		3,079,537

Energy (0.8%):
Gaztransport Et Technigaz SA	14,091	1,122,570
TOTAL SE (b)	18,580	866,117
		1,988,687
Financials (0.9%):
BNP Paribas SA (a)	34,357	2,093,160

Industrials (0.7%):

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Safran SA (a)	12,132	$1,650,137

Materials (1.1%):
Arkema SA	20,970	2,539,350
		11,350,871
Indonesia (1.2%):
Communication Services (1.2%):
PT Telkom Indonesia Persero Tbk	12,460,400	2,942,112

Ireland (1.2%):
Industrials (1.2%):
Eaton Corp. PLC	20,894	2,889,222

Italy (2.9%):
Energy (0.7%):
Snam SpA	307,839	1,706,485

Financials (0.5%):
Banca Generali SpA (a)	32,374	1,139,111

Health Care (0.9%):
Recordati Industria Chimica e Farmaceutica SpA	39,203	2,108,126

Utilities (0.8%):
Enel SpA	180,924	1,799,553
		6,753,275
Japan (6.4%):
Communication Services (1.3%):
Capcom Co. Ltd.	60,400	1,965,139
Kakaku.com, Inc.	38,900	1,064,931
		3,030,070
Consumer Discretionary (0.8%):
Toyota Motor Corp.	24,600	1,914,632

Consumer Staples (0.3%):
Toyo Suisan Kaisha Ltd.	16,100	675,794

Financials (1.0%):
JAFCO Group Co. Ltd. (b)	16,600	991,577
Mitsubishi UFJ Financial Group, Inc.	272,400	1,456,799
		2,448,376
Health Care (0.9%):
As One Corp.	7,079	891,202
Hoya Corp.	9,800	1,153,585
		2,044,787
Industrials (1.5%):
Nippon Yusen KK (b)	73,200	2,503,810
OKUMA Corp.	20,200	1,159,885
		3,663,695
Information Technology (0.6%):
Ulvac, Inc.	33,600	1,419,153
		15,196,507
Korea, Republic Of (1.7%):
Information Technology (1.7%):
Samsung Electronics Co. Ltd.	55,387	4,007,483

Mexico (0.3%):
Industrials (0.3%):
Promotora y Operadora de Infraestructura SAB de CV	87,252	667,658

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Netherlands (1.1%):
Information Technology (1.1%):
ASM International NV	8,714	$2,526,339

New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd.	60,278	1,353,010

Norway (1.0%):
Energy (0.6%):
Aker BP ASA	52,506	1,490,123

Financials (0.4%):
SpareBank 1 SMN	69,798	878,050
		2,368,173
Singapore (0.5%):
Financials (0.5%):
Singapore Exchange Ltd.	169,200	1,255,190

South Africa (0.2%):
Consumer Discretionary (0.2%):
Mr. Price Group Ltd.	26,727	350,349

Sweden (0.9%):
Industrials (0.9%):
Atlas Copco AB, Class B	41,642	2,171,132

Switzerland (3.0%):
Financials (0.7%):
Partners Group Holding AG	1,278	1,633,448

Health Care (1.2%):
Roche Holding AG	8,343	2,703,089

Industrials (1.1%):
Adecco Group AG	39,724	2,679,885
		7,016,422
Taiwan (1.9%):
Financials (1.6%):
Cathay Financial Holding Co. Ltd.	2,254,000	3,796,420

Information Technology (0.3%):
Lite-On Technology Corp.	300,000	665,483
		4,461,903
United Kingdom (6.1%):
Communication Services (0.6%):
ITV PLC (a)	838,491	1,387,849

Consumer Discretionary (0.6%):
Next PLC (a)	13,645	1,478,658

Consumer Staples (0.6%):
Imperial Brands PLC	63,665	1,305,000

Financials (0.7%):
Close Brothers Group PLC	78,393	1,675,247

Industrials (0.9%):
Ashtead Group PLC	36,317	2,167,649

Materials (2.7%):
Croda International PLC	17,937	1,569,191
Evraz PLC	259,758	2,068,357

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Rio Tinto PLC	36,516	$2,785,331
		6,422,879
		14,437,282
United States (53.2%):
Communication Services (4.4%):
Alphabet, Inc., Class C (a)	2,689	5,562,546
Facebook, Inc., Class A (a)	16,749	4,933,083
		10,495,629
Consumer Discretionary (7.5%):
Amazon.com, Inc. (a)	1,954	6,045,832
McDonald’s Corp.	17,703	3,967,951
PulteGroup, Inc.	56,507	2,963,227
Ross Stores, Inc.	20,276	2,431,295
Tesla, Inc. (a)	1,412	943,117
The TJX Cos., Inc.	19,374	1,281,590
		17,633,012
Consumer Staples (4.3%):
Colgate-Palmolive Co.	38,889	3,065,620
PepsiCo, Inc.	24,856	3,515,881
The Estee Lauder Cos., Inc.	12,138	3,530,337
		10,111,838
Energy (1.7%):
Cactus, Inc., Class A	32,796	1,004,214
ConocoPhillips	37,467	1,984,627
Phillips 66	11,698	953,855
		3,942,696
Financials (8.4%):
Bank of America Corp.	107,033	4,141,107
JPMorgan Chase & Co.	34,340	5,227,578
LPL Financial Holdings, Inc.	14,229	2,022,795
MSCI, Inc.	3,327	1,394,945
S&P Global, Inc.	6,590	2,325,413
The PNC Financial Services Group, Inc.	14,521	2,547,129
The Progressive Corp.	21,835	2,087,644
		19,746,611
Health Care (7.2%):
Amedisys, Inc. (a)	4,309	1,140,980
Amgen, Inc.	11,988	2,982,734
CVS Health Corp.	38,732	2,913,809
Eli Lilly & Co.	14,544	2,717,110
IDEXX Laboratories, Inc. (a)	5,954	2,913,352
Johnson & Johnson	26,712	4,390,117
		17,058,102
Industrials (1.7%):
Honeywell International, Inc.	18,798	4,080,482

Information Technology (16.9%):
Apple, Inc.	85,733	10,472,286
Cisco Systems, Inc.	79,098	4,090,157
Fortinet, Inc. (a)	13,588	2,505,899
Mastercard, Inc., Class A	12,974	4,619,393
Microsoft Corp.	40,457	9,538,547
NVIDIA Corp.	7,510	4,009,814
Texas Instruments, Inc.	25,004	4,725,506
		39,961,602
Real Estate (0.6%):
Prologis, Inc.	13,652	1,447,112

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Utilities (0.5%):
MGE Energy, Inc. (b)	17,462	$1,246,612
		125,723,696
Total Common Stocks (Cost $177,153,013)		232,284,161

Rights (0.0%)(c)
Italy (0.0%):(c)
Energy (0.0%):(c)
Snam SpA , Expires 4/8/21 (a)(d)(e)	307,839	—
Total Rights (Cost $–)		—

Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI ACWI ETF (b)	2,379	226,362

Total Exchange-Traded Funds (Cost $176,010)		226,362
Collateral for Securities Loaned^ (2.5%)
United States (2.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (f)	122,013	122,013
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (f)	3,142,123	3,142,123
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (f)	60,891	60,891
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (f)	485,524	485,524
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (f)	2,183,008	2,183,008
Total Collateral for Securities Loaned (Cost $5,993,559)		5,993,559
Total Investments (Cost $183,322,582) — 100.9%		238,504,082
Liabilities in excess of other assets — (0.9)%		(2,128,481)
NET ASSETS - 100.00%		$236,375,601

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of March 31, 2021.
(e)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.0% of net assets.
(f)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Bermuda (0.5%):
Health Care (0.5%):
Alibaba Health Information Technology Ltd. (a)	924,000	$2,640,261

Brazil (5.9%):
Communication Services (0.5%):
TIM SA	1,133,343	2,551,477

Consumer Discretionary (0.9%):
Lojas Americanas SA, Preference Shares	500,100	1,986,929
Petrobras Distribuidora SA	700,600	2,748,671
		4,735,600
Financials (1.2%):
Banco Bradesco SA, ADR	705,205	3,314,463
Banco do Brasil SA	544,200	2,944,418
		6,258,881
Industrials (0.8%):
Randon SA Implementos e Participacoes, Preference Shares	863,700	2,102,505
SIMPAR SA	334,041	2,217,483
		4,319,988
Materials (1.6%):
Klabin SA (a)	578,200	2,838,655
Vale SA	311,700	5,426,047
		8,264,702
Real Estate (0.5%):
Multiplan Empreendimentos Imobiliarios SA	648,300	2,821,100

Utilities (0.4%):
Neoenergia SA	635,400	1,879,815
		30,831,563
Canada (0.5%):
Energy (0.5%):
Parex Resources, Inc. (a)	159,019	2,836,145

Chile (0.7%):
Financials (0.7%):
Banco de Chile	32,358,637	3,815,206
Banco de Credito e Inversiones SA	1	53
		3,815,259
China (30.9%):
Communication Services (7.0%):
Baidu, Inc., ADR (a)(b)	29,464	6,409,893
Tencent Holdings Ltd.	379,215	30,265,390
		36,675,283
Consumer Discretionary (8.7%):
Alibaba Group Holding Ltd., ADR (a)	100,375	22,758,024
China Yongda Automobiles Services Holdings Ltd.	1,832,000	3,354,161
JD.com, Inc., ADR (a)	68,823	5,803,843
Jiumaojiu International Holdings Ltd. (a)(c)	628,000	2,517,708
Meituan Dianping, Class B (a)(c)	171,900	6,708,518
Topsports International Holdings Ltd. (c)	1,516,000	2,260,627
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c)	1,070,000	2,174,058
		45,576,939
Consumer Staples (1.6%):
By-health Co. Ltd., Class A	471,800	2,066,163
China Feihe Ltd. (c)	1,184,000	3,361,557

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Wuliangye Yibin Co. Ltd., Class A	73,600	$3,027,727
		8,455,447
Energy (0.2%):
China Oilfield Services Ltd., Class H	820,000	843,860

Financials (4.4%):
China Merchants Bank Co. Ltd., Class H	1,015,000	7,776,407
CSC Financial Co. Ltd., Class H (b)(c)	2,788,000	3,674,043
Ping An Insurance Group Co. of China Ltd.	687,500	8,223,750
Postal Savings Bank of China Co. Ltd., Class H (c)	4,714,000	3,533,016
		23,207,216
Health Care (1.4%):
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	596,000	2,859,123
Wuxi Biologics Cayman, Inc. (a)(c)	352,905	4,450,571
		7,309,694
Industrials (2.7%):
COSCO SHIPPING Holdings Co. Ltd., Class H (a)	4,031,500	5,218,127
Hangcha Group Co. Ltd., Class A	955,160	3,423,380
Sany Heavy Industry Co. Ltd., Class A	395,900	2,074,774
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	2,193,600	3,146,970
		13,863,251
Information Technology (2.6%):
21Vianet Group, Inc., ADR (a)	122,087	3,943,410
Chinasoft International Ltd.	3,306,000	3,584,833
Xiaomi Corp., Class B (a)(c)	1,092,200	3,648,207
Yonyou Network Technology Co. Ltd., Class A	474,000	2,595,668
		13,772,118
Materials (1.0%):
China Hongqiao Group Ltd.	2,756,000	3,686,180
China Molybdenum Co. Ltd., Class H	2,184,000	1,323,245
		5,009,425
Real Estate (0.8%):
Shimao Services Holdings Ltd. (a)(c)	1,909,787	4,220,537

Utilities (0.5%):
China Longyuan Power Group Corp. Ltd., Class H	1,763,000	2,407,929
		161,341,699
Greece (1.0%):
Financials (0.5%):
National Bank of Greece SA (a)	917,958	2,672,688

Industrials (0.5%):
Mytilineos SA (a)	142,632	2,350,403
		5,023,091
Hong Kong (2.3%):
Energy (0.8%):
Kunlun Energy Co. Ltd.	3,864,000	4,076,742

Financials (0.8%):
BOC Hong Kong Holdings Ltd.	1,200,500	4,199,987

Information Technology (0.7%):
Lenovo Group Ltd.	2,684,000	3,830,748
		12,107,477
India (7.7%):
Energy (1.3%):
Hindustan Petroleum Corp. Ltd.	1,235,036	3,970,351

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Petronet LNG Ltd.	861,620	$2,652,011
		6,622,362
Financials (3.5%):
Bandhan Bank Ltd. (a)(c)	706,390	3,304,563
Cholamandalam Investment and Finance Co. Ltd.	597,932	4,595,705
Federal Bank Ltd. (a)	2,796,834	2,909,863
HDFC Bank Ltd., ADR (a)	47,224	3,668,833
LIC Housing Finance Ltd.	626,875	3,689,450
		18,168,414

Health Care (0.5%):
Dr. Reddy’s Laboratories Ltd.	46,344	2,867,295

Information Technology (1.8%):
Infosys Ltd., ADR	512,232	9,588,983

Materials (0.6%):
Asian Paints Ltd.	84,996	2,957,474
		40,204,528
Indonesia (1.2%):
Consumer Discretionary (0.5%):
PT Astra International Tbk	7,494,000	2,732,083

Financials (0.7%):
PT Bank Negara Indonesia Persero Tbk (a)	8,776,700	3,467,699
		6,199,782
Korea, Republic Of (17.4%):
Communication Services (1.7%):
LG Uplus Corp.	343,384	3,726,509
NAVER Corp.	15,203	5,090,674
		8,817,183

Consumer Discretionary (0.7%):
LG Electronics, Inc.	28,726	3,835,568

Consumer Staples (1.0%):
Cosmax, Inc. (a)	25,121	2,719,155
Orion Corp.	19,302	2,239,060
		4,958,215
Financials (2.5%):
DB Insurance Co. Ltd.	60,227	2,518,801
Hana Financial Group, Inc.	107,277	4,058,074
Samsung Securities Co. Ltd.	85,695	3,000,147
Woori Financial Group, Inc.	404,337	3,609,462
		13,186,484
Health Care (0.8%):
Hugel, Inc. (a)	9,609	1,520,006
Samsung Biologics Co. Ltd. (a)(c)	3,543	2,358,497
		3,878,503
Industrials (2.0%):
CJ Corp.	30,808	2,569,683
CJ Logistics Corp. (a)	13,787	2,236,809
Hanwha Aerospace Co. Ltd.	78,719	2,863,284
LG Corp.	36,972	2,966,894
		10,636,670
Information Technology (6.8%):
Samsung Electro-Mechanics Co. Ltd.	19,670	3,283,676
Samsung Electronics Co. Ltd.	296,470	21,450,854
Samsung Electronics Co. Ltd., Preference Shares	42,343	2,742,844
SK Hynix, Inc.	67,475	7,967,271
		35,444,645

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Materials (1.9%):
Korea Petrochemical Ind Co. Ltd.	15,553	$4,498,723
LG Chem Ltd.	3,661	2,620,242
PI Advanced Materials Co. Ltd.	69,360	2,821,461
		9,940,426
		90,697,694
Luxembourg (0.9%):
Materials (0.9%):
Ternium SA, ADR (a)	114,237	4,436,965

Mexico (2.2%):
Communication Services (0.5%):
America Movil SAB de CV, ADR	194,548	2,641,962

Industrials (0.4%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)(b)	137,122	1,955,360

Materials (0.8%):
Cemex SAB de CV, ADR (a)	625,146	4,357,268

Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV	1,219,152	2,554,803
		11,509,393
Philippines (0.4%):
Financials (0.4%):
BDO Unibank, Inc.	1,020,330	2,147,467

Poland (0.6%):
Financials (0.6%):
Bank Polska Kasa Opieki SA (a)	173,816	3,102,823

Russian Federation (2.7%):
Consumer Discretionary (0.7%):
Detsky Mir PJSC (c)	1,815,590	3,427,233

Energy (0.8%):
Rosneft Oil Co. PJSC, GDR	566,814	4,283,283

Financials (1.2%):
Sberbank of Russia PJSC, ADR	421,552	6,483,605
		6,483,605
		14,194,121
Singapore (0.5%):
Communication Services (0.5%):
Sea Ltd., ADR (a)	10,898	2,432,760

South Africa (4.3%):
Communication Services (1.8%):
MTN Group Ltd.	734,600	4,317,907
Naspers Ltd., Class N	21,747	5,212,553
		9,530,460
Consumer Discretionary (0.6%):
Mr. Price Group Ltd.	244,658	3,207,080

Financials (0.6%):
Absa Group Ltd.	340,165	2,908,117

Materials (1.3%):
Impala Platinum Holdings Ltd.	353,848	6,537,498

		22,183,155

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Taiwan (12.7%):
Consumer Discretionary (1.2%):
Gourmet Master Co. Ltd.	181,000	$1,112,272
Makalot Industrial Co. Ltd.	352,000	3,047,017
Topkey Corp.	302,000	1,895,012
		6,054,301
Financials (0.8%):
Yuanta Financial Holding Co. Ltd.	5,663,760	4,475,594

Industrials (0.9%):
Evergreen Marine Corp. Taiwan Ltd. (a)	2,406,000	3,862,787
Sunonwealth Electric Machine Industry Co. Ltd.	363,000	676,295
		4,539,082
Information Technology (9.8%):
Hon Hai Precision Industry Co. Ltd.	885,000	3,883,196
MediaTek, Inc.	196,000	6,743,430
Nanya Technology Corp.	1,840,000	5,992,945
Taiwan Semiconductor Manufacturing Co. Ltd.	1,374,998	28,963,480
Walsin Technology Corp.	360,000	3,177,903
Zhen Ding Technology Holding Ltd.	564,000	2,395,441
		51,156,395
		66,225,372
Thailand (2.2%):
Consumer Staples (0.5%):
Carabao Group PCL	611,400	2,528,453

Energy (0.5%):
PTT PCL (b)	1,901,500	2,498,667

Financials (0.7%):
The Siam Commercial Bank PCL (b)	1,107,400	3,956,409

Real Estate (0.5%):
AP Thailand PCL	9,839,400	2,589,638
		11,573,167
Turkey (1.1%):
Consumer Staples (0.4%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S	699,749	1,790,942

Industrials (0.3%):
Turkiye Sise ve Cam Fabrikalari A/S	2,007,912	1,771,030

Information Technology (0.4%):
Logo Yazilim Sanayi Ve Ticaret A/S (a)	114,361	2,157,752
		5,719,724
United Kingdom (1.9%):
Materials (1.9%):
Anglo American PLC	126,005	4,934,620
Antofagasta PLC	212,669	4,952,997
		9,887,617
Total Common Stocks (Cost $392,008,419)		509,110,063

Collateral for Securities Loaned^ (1.2%)
United States (1.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (d)	133,632	133,632

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (d)	3,441,329	$3,441,329
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	66,689	66,689
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (d)	531,757	531,757
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	2,390,883	2,390,883
Total Collateral for Securities Loaned (Cost $6,564,290)		6,564,290
Total Investments (Cost $398,572,709) — 98.8%		515,674,353
Other assets in excess of liabilities — 1.2%		6,174,990
NET ASSETS - 100.00%		$521,849,343

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $48,498,258 and amounted to 9.3% of net assets.

(d)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Small Cap Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Belgium (1.1%):
Materials (1.1%):
Titan Cement International SA	2,151	$40,355

Brazil (5.8%):
Consumer Discretionary (2.3%):
Lojas Quero-Quero SA	10,300	28,038
Petrobras Distribuidora SA	5,900	23,148
Tupy SA (a)	9,600	35,566
		86,752
Financials (0.6%):
Banco do Estado do Rio Grande do Sul SA, Preference Shares	10,300	22,035

Industrials (1.6%):
Randon SA Implementos e Participacoes, Preference Shares	14,600	35,541
SIMPAR SA	4,064	26,978
		62,519
Real Estate (0.8%):
Iguatemi Empresa de Shopping Centers SA	4,400	29,240

Utilities (0.5%):
Neoenergia SA	6,700	19,822
		220,368
Canada (1.5%):
Energy (1.5%):
Canacol Energy Ltd.	7,347	21,050
Parex Resources, Inc. (a)	2,077	37,044
		58,094
Chile (0.8%):
Materials (0.8%):
CAP SA	1,986	32,163

China (9.1%):
Consumer Discretionary (4.0%):
China Kepei Education Group Ltd.	38,000	26,407
China Yongda Automobiles Services Holdings Ltd.	22,500	41,195
Jiumaojiu International Holdings Ltd. (a)(b)	8,000	32,073
Minth Group Ltd.	6,000	25,137
Xiabuxiabu Catering Management China Holdings Co. Ltd. (b)	12,500	25,398
		150,210
Health Care (0.5%):
Amoy Diagnostics Co. Ltd., Class A	1,900	20,762

Industrials (2.2%):
Binjiang Service Group Co. Ltd.	11,000	28,161
S-Enjoy Service Group Co. Ltd.	9,000	27,716
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	18,600	26,684
		82,561
Information Technology (1.6%):
21Vianet Group, Inc., ADR (a)	978	31,589
Chinasoft International Ltd.	28,000	30,362
		61,951
Utilities (0.8%):
China Tian Lun Gas Holdings Ltd.	30,000	29,210
		344,694

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Small Cap Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Greece (3.2%):
Financials (1.4%):
National Bank of Greece SA (a)	17,911	$52,149

Industrials (1.0%):
Mytilineos SA (a)	2,324	38,297

Utilities (0.8%):
Terna Energy SA	2,073	30,643
		121,089
Hong Kong (2.9%):
Communication Services (0.6%):
iClick Interactive Asia Group Ltd., ADR (a)	1,952	22,975

Financials (0.6%):
Guotai Junan International Holdings Ltd.	130,000	24,008

Industrials (1.7%):
Johnson Electric Holdings Ltd.	10,000	26,972
Orient Overseas International Ltd. (a)	2,500	36,924
		63,896
		110,879
India (14.7%):
Consumer Discretionary (1.3%):
Balkrishna Industries Ltd.	977	22,616
Garware Technical Fibres Ltd. (a)	802	28,242
		50,858
Energy (1.4%):
Hindustan Petroleum Corp. Ltd.	9,863	31,708
Petronet LNG Ltd.	7,355	22,638
		54,346
Financials (3.1%):
Cholamandalam Investment and Finance Co. Ltd.	6,408	49,252
Federal Bank Ltd. (a)	33,936	35,307
LIC Housing Finance Ltd.	5,868	34,536
		119,095
Health Care (2.0%):
Alkem Laboratories Ltd.	625	23,707
Sequent Scientific Ltd. (a)	15,189	50,224
		73,931
Industrials (2.7%):
Ashoka Buildcon Ltd. (a)	16,442	23,021
Polycab India Ltd. (a)	1,688	31,955
RITES Ltd.	4,869	16,076
Somany Ceramics Ltd.	5,195	30,486
		101,538
Information Technology (1.0%):
Mphasis Ltd.	1,513	36,810

Materials (2.3%):
APL Apollo Tubes Ltd. (a)	2,454	47,160
JK Lakshmi Cement Ltd. (a)	6,878	40,804
		87,964
Utilities (0.9%):
CESC Ltd.	4,146	33,749
		558,291
Indonesia (2.0%):
Financials (0.8%):

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Small Cap Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
PT Bank Danamon Indonesia Tbk	150,000	$28,276

Industrials (0.6%):
PT Buana Lintas Lautan Tbk (a)	1,126,100	22,962

Materials (0.6%):
PT Merdeka Copper Gold Tbk (a)	163,100	24,269
		75,507
Korea, Republic Of (23.0%):
Communication Services (0.9%):
AfreecaTV Co. Ltd.	498	34,705

Consumer Discretionary (1.4%):
Danawa Co. Ltd.	880	26,089
Handsome Co. Ltd.	772	27,800
		53,889
Consumer Staples (2.2%):
Cosmax, Inc. (a)	288	31,174
Newtree Co. Ltd.	1,065	27,752
Orion Corp.	198	22,968
		81,894
Financials (2.2%):
DB Insurance Co. Ltd.	721	30,154
JB Financial Group Co. Ltd.	5,258	30,450
KIWOOM Securities Co. Ltd.	202	22,660
		83,264
Health Care (2.8%):
Classys, Inc.	1,754	22,539
Daewon Pharmaceutical Co. Ltd.	1,448	20,605
Hugel, Inc. (a)	152	24,044
Huons Co. Ltd.	21	1,064
I-Sens, Inc.	737	16,066
Samjin Pharmaceutical Co. Ltd.	943	20,291
		104,609
Industrials (5.8%):
CJ Corp.	296	24,689
CJ Logistics Corp. (a)	190	30,826
Hanwha Aerospace Co. Ltd.	1,224	44,521
HMM Co. Ltd. (a)	2,486	64,018
Jinsung T.E.C.	1,740	23,567
Posco International Corp.	1,827	32,673
		220,294
Information Technology (3.6%):
Hana Materials, Inc.	838	28,996
Silicon Works Co. Ltd.	480	32,265
TES Co. Ltd.	1,353	41,114
WONIK IPS Co. Ltd.	761	35,017
		137,392
Materials (4.1%):
Hansol Chemical Co. Ltd.	258	55,235
Korea Petrochemical Ind Co. Ltd.	110	31,818
PI Advanced Materials Co. Ltd.	771	31,363
SK Materials Co. Ltd.	137	37,882
		156,298
		872,345
Luxembourg (1.2%):
Materials (1.2%):
Ternium SA, ADR (a)	1,209	46,958

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Small Cap Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Malaysia (2.7%):
Financials (0.9%):
Hong Leong Financial Group Bhd	8,000	$33,653

Industrials (1.0%):
MMC Corp. Bhd	150,100	37,373

Information Technology (0.8%):
Inari Amertron Bhd	41,500	32,913
		103,939
Mexico (2.9%):
Industrials (2.0%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)(c)	2,196	31,315
Grupo Traxion SAB de CV (a)(b)	31,771	45,790
		77,105
Real Estate (0.9%):
Concentradora Fibra Danhos SA de CV	26,318	32,843
		109,948
Philippines (0.8%):
Real Estate (0.8%):
Filinvest Land, Inc.	1,307,000	29,648

Poland (1.5%):
Financials (0.9%):
Bank Polska Kasa Opieki SA (a)	1,946	34,738

Industrials (0.6%):
Famur SA (a)	38,605	23,209
		57,947
Russian Federation (0.7%):
Consumer Discretionary (0.7%):
Detsky Mir PJSC (b)	13,600	25,672

South Africa (3.2%):
Consumer Discretionary (0.8%):
Mr. Price Group Ltd.	2,303	30,189

Financials (1.0%):
Transaction Capital Ltd. (a)	18,466	38,825

Materials (1.4%):
Impala Platinum Holdings Ltd.	2,756	50,918
		119,932
Taiwan (17.9%):
Consumer Discretionary (2.0%):
Makalot Industrial Co. Ltd.	5,000	43,282
Topkey Corp.	5,000	31,374
		74,656
Industrials (2.3%):
Chicony Power Technology Co. Ltd.	11,000	31,606
Sunonwealth Electric Machine Industry Co. Ltd.	9,000	16,768
Yang Ming Marine Transport Corp. (a)	29,000	38,666
		87,040
Information Technology (10.5%):
ADATA Technology Co. Ltd. (a)	10,000	30,240
Chipbond Technology Corp.	13,000	35,499
Holy Stone Enterprise Co. Ltd.	7,000	32,093
King Yuan Electronics Co. Ltd.	23,000	33,408
Lelon Electronics Corp.	14,000	37,216

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Small Cap Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Parade Technologies Ltd.	1,000	$43,192
Phison Electronics Corp.	2,000	34,535
Powertech Technology, Inc.	7,000	25,989
Sigurd Microelectronics Corp.	19,000	35,033
Tripod Technology Corp.	8,000	39,590
Walsin Technology Corp.	3,000	26,482
Zhen Ding Technology Holding Ltd.	6,000	25,483
		398,760
Materials (3.1%):
China General Plastics Corp. (a)	33,000	43,174
Taiwan Hon Chuan Enterprise Co. Ltd.	12,000	29,195
Tung Ho Steel Enterprise Corp.	29,000	45,257
		117,626
		678,082
Thailand (1.9%):
Consumer Staples (0.8%):
Carabao Group PCL	6,900	28,535

Real Estate (1.1%):
AP Thailand PCL	158,300	41,663
		70,198
Turkey (1.8%):
Consumer Staples (0.6%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S	9,071	23,217

Industrials (0.6%):
Turkiye Sise ve Cam Fabrikalari A/S	25,741	22,704

Information Technology (0.6%):
Logo Yazilim Sanayi Ve Ticaret A/S (a)	1,272	24,000
		69,921

Total Common Stocks (Cost $3,003,224)		3,746,030
Collateral for Securities Loaned^ (0.8%)
United States (0.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (e)	642	642
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (e)	16,530	16,530
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	320	320
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (e)	2,554	2,554
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	11,485	11,485
Total Collateral for Securities Loaned (Cost $31,531)		31,531
Total Investments (Cost $3,034,755) — 99.5%		3,777,561
Other assets in excess of liabilities — 0.5%		17,139
NET ASSETS - 100.00%		$3,794,700

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $128,933 and amounted to 3.4% of net assets.

(c)	All or a portion of this security is on loan.
(e)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
PCL—Public Company Limited

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Growth Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Biotechnology (19.2%):
Allogene Therapeutics, Inc. (a)(b)	506,820	$17,890,746
Apellis Pharmaceuticals, Inc. (a)(b)	773,690	33,199,037
Arcus Biosciences, Inc. (a)(b)	812,730	22,821,458
Ascendis Pharma A/S, ADR (a)	149,620	19,283,026
Avidity Biosciences, Inc. (a)(b)	518,660	11,311,975
Beam Therapeutics, Inc. (a)(b)	297,020	23,773,481
bluebird bio, Inc. (a)	556,149	16,767,892
Blueprint Medicines Corp. (a)	240,588	23,392,371
Celyad SA, ADR (a)(b)	399,608	2,789,264
Constellation Pharmaceuticals, Inc. (a)	834,100	19,509,599
CytomX Therapeutics, Inc. (a)	1,451,320	11,218,704
DermTech, Inc. (a)(b)	368,350	18,708,497
Equillium, Inc. (a)(b)	1,439,240	10,290,566
Fate Therapeutics, Inc. (a)	384,650	31,714,392
Generation Bio Co. (a)	553,950	15,765,417
Iovance Biotherapeutics, Inc. (a)	675,025	21,371,292
Jounce Therapeutics, Inc. (a)	1,260,200	12,942,254
Kura Oncology, Inc. (a)	870,400	24,606,207
MacroGenics, Inc. (a)	654,120	20,833,722
Opthea Ltd., ADR (a)(c)	725,400	7,000,110
ORIC Pharmaceuticals, Inc. (a)(b)	552,060	13,525,470
Replimune Group, Inc. (a)	564,480	17,222,285
REVOLUTION Medicines, Inc. (a)	390,410	17,912,011
Rubius Therapeutics, Inc. (a)(b)	633,890	16,798,085
Sage Therapeutics, Inc. (a)	238,540	17,854,719
Scholar Rock Holding Corp. (a)(b)	340,110	17,229,973
SpringWorks Therapeutics, Inc. (a)	414,290	30,479,314
TCR2 Therapeutics, Inc. (a)	575,920	12,716,314
Turning Point Therapeutics, Inc. (a)	235,000	22,228,650
Twist Bioscience Corp. (a)	182,480	22,601,973
		553,758,804

Communication Services (3.6%):
Bandwidth, Inc., Class A (a)(b)	504,130	63,893,437
EverQuote, Inc., Class A (a)	615,580	22,339,398
Vonage Holdings Corp. (a)(b)	1,424,970	16,843,145
		103,075,980
Communications Equipment (1.0%):
Viavi Solutions, Inc. (a)(b)	1,869,410	29,349,737

Consumer Discretionary (11.3%):
Arco Platform Ltd., Class A (a)(b)	821,620	20,819,851
Bally’s Corp. (a)(b)	301,090	19,564,828
Brinker International, Inc. (a)	494,650	35,149,829
Canada Goose Holdings, Inc. (a)	533,030	20,921,428
Churchill Downs, Inc. (b)	220,380	50,118,820
Fox Factory Holding Corp. (a)	266,450	33,855,137
Lithia Motors, Inc., Class A	91,590	35,728,343
Meritage Homes Corp. (a)	207,470	19,070,642
Skyline Champion Corp. (a)	537,310	24,318,651
Steven Madden Ltd.	596,240	22,215,902
Wingstop, Inc.	119,410	15,185,370
YETI Holdings, Inc. (a)	455,940	32,923,427
		329,872,228

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Staples (5.4%):
BellRing Brands, Inc., Class A (a)	1,180,580	$27,873,494
BJ’s Wholesale Club Holdings, Inc. (a)(b)	627,710	28,159,071
elf Beauty, Inc. (a)	1,256,090	33,700,895
Freshpet, Inc. (a)	427,850	67,946,859
		157,680,319
Electronic Equipment, Instruments & Components (1.3%):
Itron, Inc. (a)	437,150	38,753,348

Financials (3.9%):
Green Dot Corp., Class A (a)	427,490	19,574,767
PRA Group, Inc. (a)	803,560	29,787,969
PROG Holdings, Inc.	476,350	20,621,192
Walker & Dunlop, Inc.	415,920	42,731,621
		112,715,549
Health Care Equipment & Supplies (4.4%):
CryoPort, Inc. (a)(b)	443,900	23,087,239
Eargo, Inc. (a)(b)	189,470	9,464,027
iRhythm Technologies, Inc. (a)	135,000	18,746,100
Nevro Corp. (a)(b)	222,020	30,971,789
Silk Road Medical, Inc. (a)(b)	414,980	21,018,737
SmileDirectClub, Inc. (a)(b)	2,426,850	25,020,824
		128,308,716
Health Care Providers & Services (4.6%):
AdaptHealth Corp. (a)	673,810	24,769,256
Hanger, Inc. (a)	561,000	12,802,020
HealthEquity, Inc. (a)	400,170	27,211,560
Innovage Holding Corp. (a)	590,060	15,217,647
LHC Group, Inc. (a)	182,160	34,830,814
Surgery Partners, Inc. (a)(b)	445,400	19,713,404
		134,544,701
Health Care Technology (3.1%):
Health Catalyst, Inc. (a)(b)	476,210	22,272,342
Inspire Medical Systems, Inc. (a)	205,110	42,455,719
Omnicell, Inc. (a)	187,660	24,371,404
		89,099,465
Industrials (15.1%):
Advanced Drainage Systems, Inc.	433,510	44,820,600
Arcosa, Inc.	496,240	32,300,262
Builders FirstSource, Inc. (a)	956,190	44,338,530
Chart Industries, Inc. (a)(b)	224,820	32,003,127
ESCO Technologies, Inc.	312,080	33,982,391
Evoqua Water Technologies Corp. (a)	1,506,030	39,608,589
Kornit Digital Ltd. (a)	296,820	29,420,798
Plug Power, Inc. (a)(b)	839,800	30,098,432
Saia, Inc. (a)	204,180	47,079,824
Simpson Manufacturing Co., Inc.	271,010	28,111,867
SiteOne Landscape Supply, Inc. (a)	271,400	46,338,836
Sunrun, Inc. (a)(b)	336,700	20,363,616
The AZEK Co., Inc. (a)	305,620	12,851,321
		441,318,193
IT Services (5.8%):
DigitalOcean Holdings, Inc. (a)(b)	483,680	20,377,438
LiveRamp Holdings, Inc. (a)	340,690	17,674,997

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Repay Holdings Corp. (a)	1,127,050	$26,463,135
Shift4 Payments, Inc., Class A (a)(b)	288,340	23,646,763
Wix.com Ltd. (a)	186,600	52,102,452
WNS Holdings Ltd., ADR (a)	385,997	27,961,623
		168,226,408

Life Sciences Tools & Services (0.7%):
Quanterix Corp. (a)	341,760	19,982,707

Materials (0.6%):
Kronos Bio, Inc. (a)(b)	558,890	16,358,710

Pharmaceuticals (0.9%):
Compass Pathways PLC, ADR (a)(b)	333,830	12,291,621
PMV Pharmaceuticals, Inc. (a)(b)	416,860	13,710,525
		26,002,146

Semiconductors & Semiconductor Equipment (7.7%):
Advanced Energy Industries, Inc.	440,200	48,056,634
CMC Materials, Inc.	173,030	30,589,974
Lattice Semiconductor Corp. (a)	1,246,950	56,137,688
MACOM Technology Solutions Holdings, Inc. (a)	942,933	54,708,973
Silicon Laboratories, Inc. (a)	234,260	33,047,058
		222,540,327

Software (11.0%):
ACI Worldwide, Inc. (a)	970,880	36,941,984
Avaya Holdings Corp. (a)	3,114,080	87,287,661
Everbridge, Inc. (a)(b)	304,410	36,888,404
Five9, Inc. (a)	123,120	19,247,350
Medallia, Inc. (a)(b)	536,260	14,956,291
Q2 Holdings, Inc. (a)	238,720	23,919,744
Telos Corp. (a)(b)	724,150	27,459,768
Varonis Systems, Inc. (a)	1,329,530	68,258,070
		314,959,272

Total Common Stocks (Cost $2,068,897,539)		2,886,546,610
Collateral for Securities Loaned^ (9.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (d)	5,815,032	5,815,032
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (d)	149,750,390	149,750,390
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	2,901,988	2,901,988
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (d)	23,139,554	23,139,554
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	104,039,949	104,039,949
Total Collateral for Securities Loaned (Cost $285,646,913)		285,646,913
Total Investments (Cost $2,354,544,452) — 109.4%		3,172,193,523
Liabilities in excess of other assets — (9.4)%		(271,639,671)
NET ASSETS - 100.00%		$2,900,553,852

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.2% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Select Growth Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Biotechnology (6.3%):
Castle Biosciences, Inc. (a)(b)	64,320	$4,403,347
Halozyme Therapeutics, Inc. (a)	153,390	6,394,829
Twist Bioscience Corp. (a)	29,360	3,636,530
		14,434,706
Communication Services (3.7%):
Bandwidth, Inc., Class A (a)(b)	27,890	3,534,779
IAC/InterActiveCorp. (a)	23,410	5,063,817
		8,598,596
Consumer Discretionary (13.4%):
Bright Horizons Family Solutions, Inc. (a)	13,730	2,354,009
Brinker International, Inc. (a)	39,400	2,799,764
Chegg, Inc. (a)	62,380	5,343,470
Churchill Downs, Inc.	12,990	2,954,186
Marriott Vacations Worldwide Corp. (a)	11,650	2,029,197
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	23,910	2,080,170
Planet Fitness, Inc., Class A (a)	33,520	2,591,096
Pool Corp.	11,770	4,063,475
Tempur Sealy International, Inc. (b)	172,450	6,304,772
		30,520,139
Consumer Staples (3.3%):
Beyond Meat, Inc. (a)(b)	16,130	2,098,836
Freshpet, Inc. (a)	33,630	5,340,780
		7,439,616
Electronic Equipment, Instruments & Components (1.2%):
Dolby Laboratories, Inc., Class A	28,470	2,810,558

Financials (5.4%):
Focus Financial Partners, Inc., Class A (a)	100,660	4,189,469
LPL Financial Holdings, Inc.	26,100	3,710,376
Western Alliance Bancorp	45,130	4,262,077
		12,161,922
Health Care Equipment & Supplies (6.0%):
Novocure Ltd. (a)(b)	37,520	4,959,394
SmileDirectClub, Inc. (a)(b)	231,340	2,385,115
Tandem Diabetes Care, Inc. (a)	25,650	2,263,613
West Pharmaceutical Services, Inc.	13,996	3,943,793
		13,551,915
Health Care Providers & Services (3.5%):
Encompass Health Corp.	33,080	2,709,252
HealthEquity, Inc. (a)	32,960	2,241,280
LHC Group, Inc. (a)	16,190	3,095,690
		8,046,222
Health Care Technology (1.0%):
Omnicell, Inc. (a)	18,220	2,366,231

Industrials (16.6%):
Advanced Drainage Systems, Inc.	58,300	6,027,637
Axon Enterprise, Inc. (a)(b)	19,960	2,842,703
Enphase Energy, Inc. (a)	23,450	3,802,652
Evoqua Water Technologies Corp. (a)	144,970	3,812,711

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Select Growth Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Generac Holdings, Inc. (a)	11,960	$3,916,302
MSA Safety, Inc.	17,790	2,668,856
Pentair PLC	63,990	3,987,857
SiteOne Landscape Supply, Inc. (a)	27,990	4,779,013
The Middleby Corp. (a)	21,420	3,550,365
Trex Co., Inc. (a)	29,310	2,683,037
		38,071,133
IT Services (2.7%):
GoDaddy, Inc., Class A (a)	27,467	2,131,989
Shift4 Payments, Inc., Class A (a)	23,430	1,921,494
Wix.com Ltd. (a)	7,600	2,122,072
		6,175,555
Life Sciences Tools & Services (1.6%):
Charles River Laboratories International, Inc. (a)	12,330	3,573,604

Pharmaceuticals (8.6%):
Horizon Therapeutics PLC (a)	92,860	8,546,834
Ocular Therapeutix, Inc. (a)	271,620	4,457,284
Royalty Pharma PLC, Class A (b)	154,280	6,729,694
		19,733,812
Semiconductors & Semiconductor Equipment (9.4%):
Entegris, Inc.	44,730	5,000,815
Lattice Semiconductor Corp. (a)	74,010	3,331,930
MACOM Technology Solutions Holdings, Inc. (a)	54,820	3,180,656
MKS Instruments, Inc.	26,800	4,969,256
Monolithic Power Systems, Inc.	7,635	2,696,758
SiTime Corp. (a)	25,560	2,520,216
		21,699,631
Software (16.7%):
ACI Worldwide, Inc. (a)	121,540	4,624,597
Dynatrace, Inc. (a)	112,760	5,439,542
Fair Isaac Corp. (a)	7,800	3,791,190
Five9, Inc. (a)	30,930	4,835,287
Proofpoint, Inc. (a)	22,230	2,796,312
Q2 Holdings, Inc. (a)(b)	26,490	2,654,298
RingCentral, Inc., Class A (a)	19,480	5,802,702
Varonis Systems, Inc. (a)(b)	46,560	2,390,390
Zendesk, Inc. (a)	46,190	6,125,718
		38,460,036

Total Common Stocks (Cost $162,946,817)		227,643,676
Collateral for Securities Loaned^ (9.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (c)	458,793	458,793
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (c)	11,814,970	11,814,970
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	228,960	228,960
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	1,825,659	1,825,659

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Select Growth Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	8,208,519	$8,208,519
Total Collateral for Securities Loaned (Cost $22,536,901)		22,536,901
Total Investments (Cost $185,483,718) — 109.3%		250,180,577
Liabilities in excess of other assets — (9.3)%		(21,380,240)
NET ASSETS - 100.00%		$228,800,337

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Mid Cap Growth Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (6.5%):
IAC/InterActiveCorp. (a)	54,840	$11,862,440
Match Group, Inc. (a)	73,104	10,043,028
Take-Two Interactive Software, Inc. (a)	29,160	5,152,572
Twitter, Inc. (a)	168,900	10,747,107
		37,805,147
Communications Equipment (1.7%):
Palo Alto Networks, Inc. (a)	31,900	10,273,714

Consumer Discretionary (13.1%):
Bright Horizons Family Solutions, Inc. (a)	29,400	5,040,630
Burlington Stores, Inc. (a)	23,350	6,976,980
CarMax, Inc. (a)	26,880	3,565,901
Chewy, Inc., Class A (a)(b)	78,436	6,644,314
Chipotle Mexican Grill, Inc. (a)	8,880	12,616,882
Darden Restaurants, Inc.	28,640	4,066,880
Lululemon Athletica, Inc. (a)	31,980	9,808,586
Marriott Vacations Worldwide Corp. (a)	24,630	4,290,053
Meritage Homes Corp. (a)	27,290	2,508,497
Nordstrom, Inc. (a)(b)	98,820	3,742,313
Pool Corp.	29,280	10,108,627
Roku, Inc. (a)	23,310	7,593,699
		76,963,362
Consumer Staples (3.1%):
Freshpet, Inc. (a)	52,160	8,283,530
The Boston Beer Co., Inc., Class A (a)	8,170	9,855,308
		18,138,838
Electronic Equipment, Instruments & Components (4.3%):
Amphenol Corp., Class A	63,440	4,185,137
Dolby Laboratories, Inc., Class A	69,630	6,873,874
Keysight Technologies, Inc. (a)	46,580	6,679,572
Trimble, Inc. (a)	95,380	7,419,610
		25,158,193
Financials (5.3%):
LPL Financial Holdings, Inc.	57,300	8,145,768
MarketAxess Holdings, Inc.	13,170	6,557,606
MSCI, Inc.	25,060	10,507,157
Western Alliance Bancorp	64,760	6,115,934
		31,326,465
Health Care (21.4%):
10X Genomics, Inc., Class A (a)	22,460	4,065,260
Align Technology, Inc. (a)	15,480	8,382,883
AmerisourceBergen Corp.	54,270	6,407,659
Apellis Pharmaceuticals, Inc. (a)	70,010	3,004,129
Ascendis Pharma A/S, ADR (a)	15,480	1,995,062
Centene Corp. (a)	68,371	4,369,591
Charles River Laboratories International, Inc. (a)	30,300	8,781,849
DexCom, Inc. (a)	17,730	6,371,985
Encompass Health Corp.	67,230	5,506,137
Exact Sciences Corp. (a)	51,040	6,726,050
Fate Therapeutics, Inc. (a)	39,850	3,285,633
Horizon Therapeutics PLC (a)	74,910	6,894,716
Insulet Corp. (a)	26,350	6,875,242

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Mid Cap Growth Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Iovance Biotherapeutics, Inc. (a)	91,410	$2,894,041
Mirati Therapeutics, Inc. (a)	14,170	2,427,321
Novocure Ltd. (a)	39,160	5,176,169
ResMed, Inc.	34,430	6,680,109
Royalty Pharma PLC, Class A (b)	193,120	8,423,894
Sage Therapeutics, Inc. (a)	41,750	3,124,988
SmileDirectClub, Inc. (a)(b)	486,080	5,011,485
Teladoc Health, Inc. (a)(b)	24,630	4,476,503
Veeva Systems, Inc., Class A (a)	29,610	7,735,316
West Pharmaceutical Services, Inc.	25,390	7,154,394
		125,770,416
Industrials (12.0%):
Advanced Drainage Systems, Inc.	45,660	4,720,787
Axon Enterprise, Inc. (a)	42,710	6,082,758
Builders FirstSource, Inc. (a)	145,670	6,754,718
Carrier Global Corp.	133,390	5,631,726
CoStar Group, Inc. (a)	8,630	7,092,911
Generac Holdings, Inc. (a)	21,870	7,161,332
IDEX Corp.	34,010	7,118,973
Pentair PLC	119,700	7,459,704
Ritchie Bros. Auctioneers, Inc. (b)	79,670	4,664,679
The Middleby Corp. (a)	40,010	6,631,658
Trex Co., Inc. (a)	57,850	5,295,589
Verisk Analytics, Inc.	17,020	3,007,264
		71,622,099
IT Services (9.0%):
Black Knight, Inc. (a)	39,794	2,944,358
Gartner, Inc. (a)	17,190	3,138,035
GoDaddy, Inc., Class A (a)	91,650	7,113,873
Square, Inc., Class A (a)	16,300	3,700,915
Twilio, Inc., Class A (a)	51,580	17,576,400
Wix.com Ltd. (a)	65,070	18,168,845
		52,642,426
Materials (1.0%):
The Scotts Miracle-Gro Co.	25,200	6,173,244

Semiconductors & Semiconductor Equipment (7.3%):
Entegris, Inc.	81,530	9,115,054
KLA Corp.	27,880	9,211,552
Lattice Semiconductor Corp. (a)	110,580	4,978,312
Marvell Technology Group Ltd.	106,070	5,195,309
Microchip Technology, Inc.	59,680	9,263,529
Monolithic Power Systems, Inc.	14,070	4,969,665
		42,733,421
Software (14.9%):
Bill.com Holdings, Inc. (a)	27,940	4,065,270
Coupa Software, Inc. (a)	21,840	5,557,843
Crowdstrike Holdings, Inc., Class A (a)	28,460	5,194,235
DocuSign, Inc. (a)	19,500	3,947,775
Dropbox, Inc., Class A (a)	183,890	4,902,507
Fair Isaac Corp. (a)(b)	10,200	4,957,710
Lightspeed POS, Inc. (a)	80,420	5,051,180
Paycom Software, Inc. (a)	15,750	5,828,445
Proofpoint, Inc. (a)	32,040	4,030,312
RingCentral, Inc., Class A (a)	73,960	22,031,204
Synopsys, Inc. (a)	54,570	13,521,354

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Mid Cap Growth Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Zendesk, Inc. (a)	60,360	$8,004,943
		87,092,778

Total Common Stocks (Cost $403,042,254)		585,700,103
Collateral for Securities Loaned^ (3.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (c)	369,163	369,163
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (c)	9,506,795	9,506,795
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	184,231	184,231
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	1,468,998	1,468,998
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	6,604,901	6,604,901

Total Collateral for Securities Loaned (Cost $18,134,088)		18,134,088
Total Investments (Cost $421,176,342) — 102.7%		603,834,191
Liabilities in excess of other assets — (2.7)%		(15,751,066)
NET ASSETS - 100.00%		$588,083,125

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Growth Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (15.2%):
Activision Blizzard, Inc.	52,830	$4,913,190
Alphabet, Inc., Class C (a)	9,851	20,378,074
Facebook, Inc., Class A (a)	38,640	11,380,639
Netflix, Inc. (a)	2,780	1,450,215
Twitter, Inc. (a)	119,940	7,631,782
		45,753,900
Communications Equipment (1.1%):
Palo Alto Networks, Inc. (a)	10,750	3,462,145

Consumer Discretionary (16.9%):
Amazon.com, Inc. (a)	4,670	14,449,354
Aptiv PLC (a)	23,440	3,232,376
Booking Holdings, Inc. (a)	1,850	4,310,204
Caesars Entertainment, Inc. (a)	17,090	1,494,521
Chipotle Mexican Grill, Inc. (a)	3,050	4,333,501
Dollar General Corp.	13,760	2,788,051
NIKE, Inc., Class B	39,740	5,281,049
Target Corp.	17,270	3,420,669
Tesla, Inc. (a)	8,980	5,998,011
The Home Depot, Inc.	12,275	3,746,944
The TJX Cos., Inc.	36,520	2,415,798
		51,470,478
Consumer Staples (3.1%):
Constellation Brands, Inc., Class A	17,500	3,990,000
The Boston Beer Co., Inc., Class A (a)	4,580	5,524,762
		9,514,762
Electronic Equipment, Instruments & Components (0.9%):
Amphenol Corp., Class A	42,560	2,807,683

Health Care (12.1%):
Align Technology, Inc. (a)	7,720	4,180,612
Ascendis Pharma A/S, ADR (a)	12,850	1,656,108
Charles River Laboratories International, Inc. (a)	17,500	5,072,025
DexCom, Inc. (a)	6,020	2,163,528
Exact Sciences Corp. (a)	16,230	2,138,789
Fate Therapeutics, Inc. (a)	23,290	1,920,261
Horizon Therapeutics PLC (a)	18,050	1,661,322
Novocure Ltd. (a)(b)	8,590	1,135,426
Royalty Pharma PLC, Class A	106,980	4,666,468
UnitedHealth Group, Inc.	13,830	5,145,728
Vertex Pharmaceuticals, Inc. (a)	19,680	4,229,035
West Pharmaceutical Services, Inc.	11,340	3,195,385
		37,164,687
Industrials (4.2%):
IDEX Corp.	24,350	5,096,942
IHS Markit Ltd.	24,730	2,393,369
United Parcel Service, Inc., Class B	30,460	5,177,895
		12,668,206
IT Services (12.3%):
Fiserv, Inc. (a)	50,880	6,056,755
Gartner, Inc. (a)	10,580	1,931,379
PayPal Holdings, Inc. (a)	24,630	5,981,149

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Growth Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Square, Inc., Class A (a)	9,220	$2,093,401
Twilio, Inc., Class A (a)	30,380	10,352,289
Visa, Inc., Class A	49,587	10,499,055
		36,914,028
Materials (1.2%):
The Scotts Miracle-Gro Co.	15,470	3,789,686

Real Estate (0.7%):
SBA Communications Corp.	8,080	2,242,604

Semiconductors & Semiconductor Equipment (7.8%):
Advanced Micro Devices, Inc. (a)	33,050	2,594,425
Lam Research Corp.	8,920	5,309,541
Marvell Technology Group Ltd.	65,690	3,217,497
Microchip Technology, Inc.	22,010	3,416,392
NVIDIA Corp.	11,590	6,188,249
STMicroelectronics NV, NYS (b)	81,570	3,126,578
		23,852,682
Software (16.8%):
Fair Isaac Corp. (a)	6,850	3,329,443
Microsoft Corp.	126,160	29,744,742
RingCentral, Inc., Class A (a)	24,250	7,223,589
salesforce.com, Inc. (a)	5,800	1,228,846
Synopsys, Inc. (a)	11,460	2,839,559
Workday, Inc., Class A (a)	19,060	4,735,076
Zoom Video Communications, Inc., Class A (a)	5,040	1,619,302
		50,720,557
Technology Hardware, Storage & Peripherals (7.5%):
Apple, Inc.	184,258	22,507,115

Total Common Stocks (Cost $174,361,251)		302,868,533
Collateral for Securities Loaned^ (1.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (c)	86,073	86,073
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (c)	2,216,577	2,216,577
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	42,955	42,955
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	342,507	342,507
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	1,539,980	1,539,980
Total Collateral for Securities Loaned (Cost $4,228,092)		4,228,092
Total Investments (Cost $178,589,343) — 101.2%		307,096,625
Liabilities in excess of other assets — (1.2)%		(3,665,139)
NET ASSETS - 100.00%		$303,431,486

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2021.
ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Science and Technology Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Biotechnology (24.2%):
Adverum Biotechnologies, Inc. (a)	61,050	$601,953
Akouos, Inc. (a)(b)	32,370	448,972
Albireo Pharma, Inc. (a)	23,060	812,865
Allogene Therapeutics, Inc. (a)(b)	34,890	1,231,617
Apellis Pharmaceuticals, Inc. (a)	70,553	3,027,429
Arcus Biosciences, Inc. (a)	65,020	1,825,762
Ascendis Pharma A/S, ADR (a)	10,810	1,393,193
Avidity Biosciences, Inc. (a)(b)	59,530	1,298,349
Avrobio, Inc. (a)(b)	81,550	1,034,870
Beam Therapeutics, Inc. (a)(b)	29,360	2,349,974
Bicycle Therapeutics PLC, ADR (a)	71,089	2,123,429
bluebird bio, Inc. (a)	86,550	2,609,483
Blueprint Medicines Corp. (a)	10,090	981,051
Celyad SA, ADR (a)	45,980	320,940
Centogene NV (a)	67,370	817,198
Codiak Biosciences, Inc. (a)	132,290	1,994,933
Constellation Pharmaceuticals, Inc. (a)	79,770	1,865,820
Crinetics Pharmaceuticals, Inc. (a)(b)	55,888	853,969
Cullinan Oncology, Inc. (a)	24,790	1,032,999
CytomX Therapeutics, Inc. (a)	163,010	1,260,067
DermTech, Inc. (a)(b)	103,013	5,232,029
Editas Medicine, Inc. (a)(b)	24,240	1,018,080
Equillium, Inc. (a)(b)	245,170	1,752,966
Exact Sciences Corp. (a)	19,270	2,539,401
Fate Therapeutics, Inc. (a)	75,420	6,218,378
Fusion Pharmaceuticals, Inc. (a)(b)	151,650	1,625,688
Generation Bio Co. (a)	65,040	1,851,038
Gracell Biotechnologies, Inc., ADR (a)	41,740	642,796
Halozyme Therapeutics, Inc. (a)	34,030	1,418,711
IGM Biosciences, Inc. (a)(b)	16,030	1,229,341
Ikena Oncology, Inc. (a)	68,290	1,929,193
Inhibrx, Inc. (a)	50,990	1,023,369
Invitae Corp. (a)(b)	34,185	1,306,209
Iovance Biotherapeutics, Inc. (a)	78,660	2,490,376
Jounce Therapeutics, Inc. (a)	93,990	965,277
Kezar Life Sciences, Inc. (a)(b)	310,586	1,851,093
Kinnate Biopharma, Inc. (a)(b)	73,460	2,289,014
Kura Oncology, Inc. (a)	90,170	2,549,106
MacroGenics, Inc. (a)	57,370	1,827,235
Marker Therapeutics, Inc. (a)(b)	722,250	1,617,840
Matinas BioPharma Holdings, Inc. (a)(b)	659,340	692,307
Merus NV (a)	33,080	691,041
Mirati Therapeutics, Inc. (a)	7,940	1,360,122
Opthea Ltd., ADR (a)	100,560	970,404
ORIC Pharmaceuticals, Inc. (a)	95,840	2,348,080
Passage Bio, Inc. (a)(b)	46,670	815,792
Regulus Therapeutics, Inc. PIPE (a)(b)	1,768,489	2,758,843
Replimune Group, Inc. (a)	45,590	1,390,951
REVOLUTION Medicines, Inc. (a)	44,160	2,026,061
Rubius Therapeutics, Inc. (a)	72,400	1,918,600
Sage Therapeutics, Inc. (a)	18,840	1,410,174
Scholar Rock Holding Corp. (a)(b)	32,790	1,661,141
Shattuck Labs, Inc. (a)(b)	38,590	1,128,372
Sigilon Therapeutics, Inc. (a)	44,780	1,000,833
Silverback Therapeutics, Inc. (a)(b)	21,840	952,879
SpringWorks Therapeutics, Inc. (a)	55,060	4,050,763

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Stoke Therapeutics, Inc. (a)(b)	22,350	$868,074
Surface Oncology, Inc. (a)(b)	251,850	1,964,430
Sutro Biopharma, Inc. (a)(b)	70,570	1,606,173
TCR2 Therapeutics, Inc. (a)	83,660	1,847,213
Turning Point Therapeutics, Inc. (a)	27,890	2,638,115
Twist Bioscience Corp. (a)	24,760	3,066,774
VistaGen Therapeutics, Inc. (a)	298,340	635,464
Zymeworks, Inc. (a)(b)	27,130	856,765
		107,921,384

Communication Services (6.5%):
Facebook, Inc., Class A (a)	20,370	5,999,576
IAC/InterActiveCorp. (a)	16,130	3,489,080
Match Group, Inc. (a)	39,336	5,403,980
Take-Two Interactive Software, Inc. (a)	23,840	4,212,528
Twitter, Inc. (a)	118,600	7,546,518
Yelp, Inc. (a)	51,650	2,014,350
		28,666,032
Communications Equipment (0.7%):
Viavi Solutions, Inc. (a)	197,350	3,098,395

Consumer Discretionary (6.3%):
Amazon.com, Inc. (a)	3,430	10,612,694
Arco Platform Ltd., Class A (a)	49,010	1,241,913
Booking Holdings, Inc. (a)	1,870	4,356,801
Chegg, Inc. (a)(b)	44,740	3,832,428
Roku, Inc. (a)	11,960	3,896,209
Sonos, Inc. (a)	95,550	3,580,259
		27,520,304
Electronic Equipment, Instruments & Components (2.1%):
908 Devices, Inc. (a)	14,850	720,225
Dolby Laboratories, Inc., Class A	50,710	5,006,091
Keysight Technologies, Inc. (a)	23,350	3,348,390
		9,074,706

Financials (0.2%):
Omega Alpha SPAC, Class A (a)	101,380	1,003,662

Health Care Equipment & Supplies (2.3%):
BioLife Solutions, Inc. (a)(b)	55,790	2,008,440
Butterfly Network, Inc. (a)(b)	242,950	4,088,849
CryoPort, Inc. (a)(b)	72,133	3,751,637
Quotient Ltd. (a)	103,280	380,070
		10,228,996

Health Care Providers & Services (0.3%):
Exagen, Inc. (a)	71,772	1,256,010

Health Care Technology (0.8%):
iCAD, Inc. (a)	16,950	359,679
Veeva Systems, Inc., Class A (a)	12,010	3,137,492
		3,497,171

IT Services (9.1%):
Global Payments, Inc.	15,390	3,102,316
GoDaddy, Inc., Class A (a)	44,060	3,419,937
Twilio, Inc., Class A (a)	47,100	16,049,797
Visa, Inc., Class A	29,010	6,142,287

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Wix.com Ltd. (a)	41,160	$11,492,696
		40,207,033

Life Sciences Tools & Services (3.1%):
10X Genomics, Inc., Class A (a)	23,960	4,336,760
Berkeley Lights, Inc. (a)(b)	45,400	2,280,442
NeoGenomics, Inc. (a)(b)	58,790	2,835,442
Quanterix Corp. (a)	75,500	4,414,485
		13,867,129

Materials (0.4%):
Kronos Bio, Inc. (a)(b)	54,270	1,588,483

Pharmaceuticals (1.5%):
Angion Biomedica Corp. (a)	59,540	1,075,888
Compass Pathways PLC, ADR (a)(b)	44,490	1,638,122
Foghorn Therapeutics, Inc. (a)	11,380	149,988
Marinus Pharmaceuticals, Inc. (a)(b)	60,004	928,862
Nuvation Bio, Inc. (a)(b)	143,070	1,495,081
PMV Pharmaceuticals, Inc. (a)(b)	41,030	1,349,477
		6,637,418

Semiconductors & Semiconductor Equipment (18.0%):
Ambarella, Inc. (a)	42,450	4,261,556
Applied Materials, Inc.	42,560	5,686,016
Cohu, Inc. (a)	165,930	6,942,511
Ichor Holdings Ltd. (a)	98,660	5,307,908
Lam Research Corp.	17,890	10,648,843
Lattice Semiconductor Corp. (a)	181,430	8,167,979
MACOM Technology Solutions Holdings, Inc. (a)	176,210	10,223,704
Marvell Technology Group Ltd.	100,290	4,912,204
MKS Instruments, Inc.	33,900	6,285,738
Monolithic Power Systems, Inc.	10,420	3,680,448
NVIDIA Corp.	10,290	5,494,140
SiTime Corp. (a)	35,110	3,461,846
STMicroelectronics NV, NYS (b)	121,620	4,661,695
		79,734,588

Software (21.1%):
Avaya Holdings Corp. (a)	169,350	4,746,881
Coupa Software, Inc. (a)	24,410	6,211,857
DocuSign, Inc. (a)	33,770	6,836,737
Domo, Inc., Class B (a)	63,890	3,596,368
Dropbox, Inc., Class A (a)	142,440	3,797,450
Fair Isaac Corp. (a)	7,420	3,606,491
Microsoft Corp.	80,450	18,967,697
Paycom Software, Inc. (a)	13,490	4,992,109
Proofpoint, Inc. (a)	32,169	4,046,539
RingCentral, Inc., Class A (a)	67,380	20,071,153
ServiceNow, Inc. (a)	12,540	6,271,379
Varonis Systems, Inc. (a)	130,350	6,692,169
Zendesk, Inc. (a)	26,320	3,490,558
		93,327,388
Technology Hardware, Storage & Peripherals (1.0%):
Western Digital Corp.	66,570	4,443,549

Total Common Stocks (Cost $236,040,930)		432,072,248

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Warrants (0.3%)
Health Care (0.3%):
Nuvation Bio, Inc.	48,570	$129,682
Regulus Therapeutics, Inc. PIPE (a)(c)	1,326,367	1,074,357
		1,204,039
Total Warrants (Cost $165,796)		1,204,039

Collateral for Securities Loaned^ (9.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (d)	880,464	880,464
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (d)	22,673,953	22,673,953
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	439,395	439,395
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (d)	3,503,598	3,503,598
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	15,752,860	15,752,860
Total Collateral for Securities Loaned (Cost $43,250,270)		43,250,270
Total Investments (Cost $279,456,996) — 107.7%		476,526,557
Liabilities in excess of other assets — (7.7)%		(33,886,799)
NET ASSETS - 100.00%		$442,639,758

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.2% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PIPE—Private Investment in Public Equity
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Equity Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (5.5%):
Bandwidth, Inc., Class A (a)(b)	13,450	$1,704,653
EverQuote, Inc., Class A (a)	74,890	2,717,758
		4,422,411
Consumer Staples (1.3%):
BellRing Brands, Inc., Class A (a)	43,490	1,026,799

Electronic Equipment, Instruments & Components (3.8%):
Itron, Inc. (a)	34,300	3,040,695

Energy (4.3%):
Amyris, Inc. (a)(b)	44,580	851,478
Renewable Energy Group, Inc. (a)	38,750	2,559,050
		3,410,528
Financials (16.4%):
Green Dot Corp., Class A (a)	51,680	2,366,427
Open Lending Corp., Class A (a)	58,810	2,083,050
PRA Group, Inc. (a)	64,810	2,402,507
PROG Holdings, Inc.	73,220	3,169,693
Trupanion, Inc. (a)	20,650	1,573,737
Upstart Holdings, Inc. (a)(b)	11,780	1,517,971
		13,113,385
Health Care (20.7%):
Apellis Pharmaceuticals, Inc. (a)	31,410	1,347,804
Blueprint Medicines Corp. (a)	10,280	999,524
Butterfly Network, Inc. (a)(b)	48,760	820,631
CryoPort, Inc. (a)(b)	46,790	2,433,548
DermTech, Inc. (a)(b)	17,760	902,030
Fate Therapeutics, Inc. (a)	11,560	953,122
Inspire Medical Systems, Inc. (a)	9,640	1,995,384
Iovance Biotherapeutics, Inc. (a)	24,271	768,420
iRhythm Technologies, Inc. (a)	6,300	874,818
Ocular Therapeutix, Inc. (a)	45,610	748,460
Quanterix Corp. (a)	13,760	804,547
Scholar Rock Holding Corp. (a)(b)	14,250	721,905
SmileDirectClub, Inc. (a)(b)	95,730	986,976
SpringWorks Therapeutics, Inc. (a)	15,410	1,133,714
Twist Bioscience Corp. (a)	8,470	1,049,094
		16,539,977
Industrials (11.0%):
Chart Industries, Inc. (a)	18,960	2,698,956
Evoqua Water Technologies Corp. (a)	148,220	3,898,186
SiteOne Landscape Supply, Inc. (a)	12,550	2,142,787
		8,739,929
IT Services (3.3%):
Repay Holdings Corp. (a)	112,864	2,650,047

Semiconductors & Semiconductor Equipment (9.8%):
Lattice Semiconductor Corp. (a)	65,220	2,936,204
MACOM Technology Solutions Holdings, Inc. (a)	57,800	3,353,556
SiTime Corp. (a)	15,630	1,541,118
		7,830,878

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Equity Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Software (23.0%):
ACI Worldwide, Inc. (a)	111,100	$4,227,355
Avaya Holdings Corp. (a)	175,380	4,915,901
BTRS Holdings, Inc. (a)(b)	172,060	2,489,708
Q2 Holdings, Inc. (a)	19,280	1,931,856
The Descartes Systems Group, Inc. (a)	29,900	1,821,209
Varonis Systems, Inc. (a)	57,650	2,959,751
		18,345,780

Total Common Stocks (Cost $69,082,423)		79,120,429
Collateral for Securities Loaned^ (10.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (c)	176,839	176,839
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (c)	4,554,006	4,554,006
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	88,251	88,251
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	703,689	703,689
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	3,163,922	3,163,922
Total Collateral for Securities Loaned (Cost $8,686,707)		8,686,707
Total Investments (Cost $77,769,130) — 110.0%		87,807,136
Liabilities in excess of other assets — (10.0)%		(7,965,690)
NET ASSETS - 100.00%		$79,841,446

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2021.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Partners Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Banks (23.3%):
Ameris Bancorp	241,930	$12,703,743
Associated Bancorp	243,150	5,188,821
Banner Corp.	133,600	7,124,888
Columbia Banking System, Inc.	141,286	6,088,014
Eastern Bankshares, Inc.	401,340	7,741,849
Independent Bank Corp.	49,380	4,157,302
Investors Bancorp, Inc.	460,070	6,758,428
Pacific Premier Bancorp, Inc.	120,170	5,220,185
Pinnacle Financial Partners, Inc.	97,970	8,686,020
South State Corp.	86,010	6,752,645
Synovus Financial Corp.	156,360	7,153,470
Texas Capital Bancshares, Inc. (a)	27,180	1,927,606
UMB Financial Corp.	68,592	6,333,099
		85,836,070
Capital Markets (1.6%):
Federated Hermes, Inc.	186,500	5,837,450

Communication Services (2.0%):
Madison Square Garden Sports Corp. (a)	9,750	1,749,735
World Wrestling Entertainment, Inc., Class A (b)	104,740	5,683,192
		7,432,927
Consumer Discretionary (11.5%):
Brinker International, Inc. (a)	67,700	4,810,762
Carter’s, Inc. (a)	90,230	8,024,154
Dana, Inc.	367,660	8,945,168
Penske Automotive Group, Inc.	70,821	5,682,677
Taylor Morrison Home Corp. (a)	185,320	5,709,709
Wolverine World Wide, Inc.	106,130	4,066,902
WW International, Inc. (a)	168,640	5,275,059
		42,514,431
Consumer Staples (1.8%):
Hostess Brands, Inc. (a)(b)	472,551	6,776,381

Energy (5.6%):
Cimarex Energy Co.	93,420	5,548,214
Magnolia Oil & Gas Corp., Class A (a)(b)	594,610	6,826,123
National Energy Services Reunited Corp. (a)	24,280	300,344
PDC Energy, Inc. (a)	225,290	7,749,975
		20,424,656
Health Care (2.2%):
The Ensign Group, Inc.	22,490	2,110,462
Tivity Health, Inc. (a)(b)	270,910	6,046,711
		8,157,173
Industrials (18.9%):
Altra Industrial Motion Corp.	60,360	3,339,115
American Woodmark Corp. (a)	31,550	3,110,199
ArcBest Corp.	74,500	5,242,565
Atkore, Inc. (a)	111,200	7,995,280
Crane Co.	33,810	3,175,097
Evoqua Water Technologies Corp. (a)	75,800	1,993,540
Finning International, Inc.	192,210	4,889,002
GMS, Inc. (a)	144,920	6,050,410

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Partners Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
GrafTech International Ltd.	433,040	$5,296,079
H&E Equipment Services, Inc.	91,820	3,489,160
McGrath RentCorp	39,870	3,215,516
Meritor, Inc. (a)	168,950	4,970,509
MYR Group, Inc. (a)	50,680	3,632,235
Primoris Services Corp.	97,090	3,216,592
Ryder System, Inc.	40,090	3,032,809
SkyWest, Inc. (a)	48,940	2,666,251
TFI International, Inc.	49,940	3,744,010
		69,058,369
Information Technology (9.3%):
Cognyte Software Ltd. (a)	186,700	5,192,127
Euronet Worldwide, Inc. (a)	58,320	8,065,656
NCR Corp. (a)	296,530	11,253,314
Talend SA, ADR (a)	14,680	934,235
Verint Systems, Inc. (a)	186,700	8,492,983
		33,938,315
Insurance (6.2%):
Alleghany Corp. (a)	9,330	5,843,285
Axis Capital Holdings Ltd.	120,820	5,989,047
Globe Life, Inc.	57,560	5,562,023
Primerica, Inc.	36,363	5,375,179
		22,769,534
Materials (7.7%):
Constellium SE (a)	303,670	4,463,949
Graphic Packaging Holding Co.	594,910	10,803,566
Olin Corp.	126,700	4,810,799
Summit Materials, Inc., Class A (a)	300,437	8,418,245
		28,496,559
Real Estate (5.2%):
Four Corners Property Trust, Inc.	47,840	1,310,816
Jones Lang LaSalle, Inc. (a)	36,540	6,542,122
Kennedy-Wilson Holdings, Inc.	76,440	1,544,852
Spirit Realty Capital, Inc.	36,010	1,530,425
Sunstone Hotel Investors, Inc. (a)	530,260	6,607,040
Washington Real Estate Investment Trust (b)	63,580	1,405,118
		18,940,373
Thrifts & Mortgage Finance (1.9%):
PCSB Financial Corp.	114,480	1,901,513
TFS Financial Corp.	246,310	5,017,335
		6,918,848
Utilities (2.1%):
Black Hills Corp.	43,665	2,915,512
NorthWestern Corp.	40,670	2,651,684
South Jersey Industries, Inc.	98,850	2,232,033
		7,799,229

Total Common Stocks (Cost $241,960,786)		364,900,315

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Partners Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Preferred Stocks (0.2%)
Health Care (0.2%):
WellDoc, Inc.Series B (a)(c) (d)	1,587,483	$587,369
Total Preferred Stocks (Cost $1,942,920)		587,369
Collateral for Securities Loaned^ (3.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (e)	234,012	234,012
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (e)	6,026,337	6,026,337
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	116,783	116,783
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (e)	931,195	931,195
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	4,186,832	4,186,832
Total Collateral for Securities Loaned (Cost $11,495,159)		11,495,159
Total Investments (Cost $255,398,865) — 102.6%		376,982,843
Liabilities in excess of other assets — (2.6)%		(9,702,577)
NET ASSETS - 100.00%		$367,280,266

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security was fair valued using significant unobservable inputs as of March 31, 2021.
(d)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.2% of net assets.
(e)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Value Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (1.5%):
World Wrestling Entertainment, Inc., Class A (a)	93,040	$5,048,350

Consumer Discretionary (11.9%):
Adient PLC (b)	164,200	7,257,640
Carter’s, Inc. (b)	79,580	7,077,049
Dollar Tree, Inc. (b)	64,240	7,352,910
LKQ Corp. (b)	198,900	8,419,437
Magna International, Inc.	36,960	3,253,958
Taylor Morrison Home Corp. (b)	145,320	4,477,309
WW International, Inc. (b)	56,330	1,762,002
		39,600,305
Consumer Staples (4.5%):
Herbalife Nutrition Ltd. (b)	106,210	4,711,476
Hostess Brands, Inc. (a)(b)	349,780	5,015,845
Keurig Dr Pepper, Inc.	157,165	5,401,761
		15,129,082
Energy (4.8%):
Baker Hughes Co.	61,430	1,327,502
Chesapeake Energy Corp. (a)(b)	79,200	3,436,488
Cimarex Energy Co.	27,150	1,612,439
Devon Energy Corp.	253,240	5,533,293
Magnolia Oil & Gas Corp., Class A (a)(b)	360,620	4,139,918
		16,049,640
Financials (19.5%):
Aflac, Inc.	68,670	3,514,531
Alleghany Corp. (b)	13,260	8,304,605
Cboe Global Markets, Inc.	63,360	6,252,998
Citizens Financial Group, Inc.	187,830	8,292,695
Fidelity National Financial, Inc.	73,520	2,989,323
First Horizon Corp.	260,390	4,403,195
Hancock Whitney Corp.	137,530	5,777,635
KeyCorp	423,170	8,454,937
RenaissanceRe Holdings Ltd.	58,980	9,451,545
Voya Financial, Inc.	105,700	6,726,748
		64,168,212
Health Care (6.2%):
Hill-Rom Holdings, Inc.	62,170	6,868,541
Humana, Inc.	15,830	6,636,728
Quest Diagnostics, Inc.	26,050	3,343,257
Zimmer Biomet Holdings, Inc.	22,410	3,587,393
		20,435,919
Industrials (13.2%):
Allison Transmission Holdings, Inc.	78,490	3,204,747
Carrier Global Corp.	55,910	2,360,520
Crane Co.	48,900	4,592,199
Curtiss-Wright Corp.	44,250	5,248,050
GrafTech International Ltd.	145,980	1,785,335
nVent Electric PLC	120,650	3,367,342
Sensata Technologies Holding PLC (b)	161,980	9,386,741
Textron, Inc.	36,730	2,059,818
TFI International, Inc.	59,810	4,471,396

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Value Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
The Timken Co.	40,800	$3,311,736
United Rentals, Inc. (b)	11,820	3,892,444
		43,680,328
Information Technology (14.5%):
Alliance Data Systems Corp.	14,170	1,588,315
Cognyte Software Ltd. (b)	210,120	5,843,437
Euronet Worldwide, Inc. (b)	56,153	7,765,960
Fiserv, Inc. (b)	43,990	5,236,570
FleetCor Technologies, Inc. (b)	15,130	4,064,372
Leidos Holdings, Inc.	32,770	3,155,096
NCR Corp. (b)	281,860	10,696,587
Verint Systems, Inc. (b)	210,120	9,558,359
		47,908,696
Materials (10.6%):
Graphic Packaging Holding Co.	713,530	12,957,706
Olin Corp.	134,320	5,100,130
Sealed Air Corp.	248,940	11,406,431
Summit Materials, Inc., Class A (b)	195,700	5,483,514
		34,947,781
Real Estate (7.2%):
Healthcare Trust of America, Inc., Class A	176,210	4,859,872
Highwoods Properties, Inc.	95,450	4,098,623
MGM Growth Properties LLC, Series A	141,060	4,601,377
National Retail Properties, Inc.	118,480	5,221,415
Spirit Realty Capital, Inc.	119,980	5,099,150
		23,880,437
Utilities (5.5%):
FirstEnergy Corp.	103,170	3,578,967
The AES Corp.	175,690	4,710,249
Vistra Corp.	564,480	9,980,006
		18,269,222

Total Common Stocks (Cost $255,275,634)		329,117,972
Collateral for Securities Loaned^ (3.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (c)	230,677	230,677
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (c)	5,940,456	5,940,456
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	115,119	115,119
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	917,924	917,924
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	4,127,166	4,127,166
Total Collateral for Securities Loaned (Cost $11,331,342)		11,331,342
Total Investments (Cost $266,606,976) — 102.8%		340,449,314
Liabilities in excess of other assets — (2.8)%		(9,380,548)
NET ASSETS - 100.00%		$331,068,766

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on March 31, 2021.

LLC—Limited Liability Company
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Large Cap Alpha Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Banks (14.9%):
Bank of America Corp.	346,020	$13,387,514
Citigroup, Inc.	199,960	14,547,091
Comerica, Inc.	180,430	12,944,048
JPMorgan Chase & Co.	66,920	10,187,232
KeyCorp	512,910	10,247,942
U.S. Bancorp	255,210	14,115,665
		75,429,492
Capital Markets (2.5%):
Cboe Global Markets, Inc.	129,960	12,825,752

Communication Services (5.1%):
Alphabet, Inc., Class A (a)	5,780	11,921,366
Facebook, Inc., Class A (a)	46,790	13,781,058
		25,702,424
Consumer Discretionary (7.6%):
Dollar Tree, Inc. (a)	99,330	11,369,312
General Motors Co. (a)	136,480	7,842,141
LKQ Corp. (a)	304,780	12,901,337
Magna International, Inc.	83,330	7,336,373
		39,449,163
Consumer Finance (2.0%):
Discover Financial Services	104,570	9,933,104

Consumer Staples (6.4%):
Keurig Dr Pepper, Inc.	509,130	17,498,798
Mondelez International, Inc., Class A	256,560	15,016,457
		32,515,255
Diversified Financial Services (1.5%):
Voya Financial, Inc. (b)	119,860	7,627,890

Energy (6.1%):
Enterprise Products Partners LP	438,310	9,651,586
Hess Corp.	118,210	8,364,540
Pioneer Natural Resources Co.	52,860	8,395,225
Valero Energy Corp.	62,570	4,480,012
		30,891,363
Health Care (13.5%):
Cigna Corp.	62,950	15,217,533
Hill-Rom Holdings, Inc.	122,040	13,482,979
Humana, Inc.	24,240	10,162,620
Johnson & Johnson	42,560	6,994,736
Medtronic PLC	69,900	8,257,287
Quest Diagnostics, Inc.	46,930	6,022,996
UnitedHealth Group, Inc.	20,515	7,633,016
		67,771,167
Industrials (15.3%):
3M Co.	27,080	5,217,774
Eaton Corp. PLC	76,540	10,583,951
Johnson Controls International PLC	178,510	10,651,692
L3Harris Technologies, Inc.	27,830	5,640,584
Parker-Hannifin Corp.	30,850	9,731,016

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Large Cap Alpha Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Raytheon Technologies Corp.	106,432	$8,224,001
Sensata Technologies Holding PLC (a)	142,910	8,281,635
Union Pacific Corp.	46,960	10,350,454
United Rentals, Inc. (a)	29,850	9,829,904
		78,511,011
Information Technology (7.6%):
Euronet Worldwide, Inc. (a)	94,550	13,076,265
Fidelity National Information Services, Inc.	56,240	7,907,906
FleetCor Technologies, Inc. (a)	36,820	9,890,957
Leidos Holdings, Inc.	73,000	7,028,440
		37,903,568
Insurance (5.7%):
Aflac, Inc.	158,360	8,104,865
Chubb Ltd.	32,920	5,200,372
RenaissanceRe Holdings Ltd.	99,300	15,912,825
		29,218,062
Materials (3.2%):
Sealed Air Corp.	355,742	16,300,098

Real Estate (2.5%):
Host Hotels & Resorts, Inc. (a)	555,320	9,357,142
National Retail Properties, Inc.	81,810	3,605,367
		12,962,509
Utilities (5.5%):
Exelon Corp.	222,890	9,749,208
FirstEnergy Corp.	118,750	4,119,438
Vistra Corp.	818,980	14,479,566
		28,348,212

Total Common Stocks (Cost $378,786,347)		505,389,070
Collateral for Securities Loaned^ (0.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (c)	88,680	88,680
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (c)	2,283,719	2,283,719
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	44,256	44,256
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	352,882	352,882
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	1,586,627	1,586,627
Total Collateral for Securities Loaned (Cost $4,356,164)		4,356,164
Total Investments (Cost $383,142,511) — 100.3%		509,745,234
Liabilities in excess of other assets — (0.3)%		(1,290,802)
NET ASSETS - 100.00%		$508,454,432

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2021.

LP—Limited Partnership
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Investors Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Banks (12.6%):
Citigroup, Inc.	12,800	$931,200
Citizens Financial Group, Inc.	24,780	1,094,036
Comerica, Inc.	12,600	903,924
KeyCorp	43,670	872,527
		3,801,687
Capital Markets (2.7%):
Cboe Global Markets, Inc.	8,150	804,324

Communication Services (6.3%):
Alphabet, Inc., Class A (a)	452	932,259
Facebook, Inc., Class A (a)	3,230	951,332
		1,883,591
Consumer Discretionary (9.2%):
Carter’s, Inc. (a)	9,000	800,370
Dollar Tree, Inc. (a)	8,740	1,000,380
LKQ Corp. (a)	22,380	947,345
		2,748,095
Consumer Staples (4.8%):
Keurig Dr Pepper, Inc.	41,900	1,440,103

Energy (1.3%):
Pioneer Natural Resources Co.	2,500	397,050

Health Care (8.4%):
Cigna Corp.	4,300	1,039,482
Hill-Rom Holdings, Inc.	8,300	916,984
Humana, Inc.	1,330	557,603
		2,514,069
Industrials (8.0%):
Atkore, Inc. (a)	7,100	510,490
Meritor, Inc. (a)	16,100	473,662
Sensata Technologies Holding PLC (a)	15,510	898,805
TFI International, Inc.	6,910	518,044
		2,401,001
Information Technology (15.0%):
Cognyte Software Ltd. (a)	28,480	792,029
Euronet Worldwide, Inc. (a)	6,740	932,142
NCR Corp. (a)	17,000	645,150
Talend SA, ADR (a)	13,500	859,140
Verint Systems, Inc. (a)	28,480	1,295,555
		4,524,016
Insurance (13.8%):
Alleghany Corp. (a)	1,730	1,083,482
RenaissanceRe Holdings Ltd.	8,370	1,341,293
Safety Insurance Group, Inc.	10,520	886,310
Stewart Information Services Corp.	15,570	810,107
		4,121,192
Materials (11.5%):
Graphic Packaging Holding Co.	102,190	1,855,769
Sealed Air Corp.	35,230	1,614,239
		3,470,008

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Investors Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Utilities (5.3%):
Vistra Corp.	89,920	$1,589,786

Total Common Stocks (Cost $22,444,234)		29,694,922
Total Investments (Cost $22,444,234) — 98.9%		29,694,922
Other assets in excess of liabilities — 1.1%		331,235
NET ASSETS - 100.00%		$30,026,157

(a)	Non-income producing security.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Global Natural Resources Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (93.8%)
Chemicals (4.8%):
Linde PLC	19,330	$5,415,106
Sociedad Quimica y Minera de Chile SA, ADR (a)	120,385	6,388,832
		11,803,938
Metals & Mining (31.8%):
Antofagasta PLC	232,229	5,409,757
First Quantum Minerals Ltd.	849,349	16,189,342
Lundin Mining Corp.	549,493	5,654,552
Newmont Corp.	149,187	8,991,500
Rio Tinto PLC, ADR (a)	33,120	2,571,768
Turquoise Hill Resources Ltd. (b)	2,360,566	37,981,507
		76,798,426
Oil, Gas & Consumable Fuels (57.2%):
Antero Resources Corp. (b)	1,887,291	19,250,368
ARC Resources Ltd. (a)	1,894,524	11,640,052
Cameco Corp. (a)	528,545	8,766,317
Cheniere Energy, Inc. (b)	105,517	7,598,279
PDC Energy, Inc. (b)	311,427	10,713,089
Peyto Exploration & Development Corp.	2,695,337	11,433,463
Pioneer Natural Resources Co.	68,779	10,923,481
Range Resources Corp. (b)	2,316,142	23,925,747
Tourmaline Oil Corp.	612,750	11,664,926
Whitecap Resources, Inc.	5,042,982	22,154,605
		138,070,327

Total Common Stocks (Cost $177,083,128)		226,672,691
Rights (0.0%)(c)
Materials (0.0%):(c)
Sociedad Quimica y Minera de Chile SA, Expires 4/8/21 (b)(d)	22,439	69,561
Total Rights (Cost $–)		69,561
Collateral for Securities Loaned^ (6.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (e)	313,488	313,488
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (e)	8,073,038	8,073,038
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	156,446	156,446
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (e)	1,247,453	1,247,453
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	5,608,790	5,608,790
Total Collateral for Securities Loaned (Cost $15,399,215)		15,399,215
Total Investments (Cost $192,482,343) — 100.2%		242,141,467
Liabilities in excess of other assets — (0.2)%		(583,940)
NET ASSETS - 100.00%		$241,557,527

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.
(d)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (1.6%)
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 11/15/23 @ 100 (a)	$19,329	$19,373
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (b)	287,000	286,814
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 4/15/24 @ 100 (b)	142,000	141,889
Total Asset-Backed Securities (Cost $448,279)		448,076
Collateralized Mortgage Obligations (0.9%)
Bank, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	130,000	130,023
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53, Callable 2/15/30 @ 100	117,000	120,372
Total Collateralized Mortgage Obligations (Cost $254,278)		250,395
Preferred Stocks (2.0%)
Financials (0.8%):
AMG Capital Trust II, 10/15/37, 5.15%	875	49,021
Bank of America Corp., Series L, 7.25% (c)	45	62,910
KKR & Co., Inc., Series C, 9/15/23, 6.00% (d)	765	50,987
Wells Fargo & Co., Series L, 7.50% (c)	50	70,871
		233,789
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (d)	17	22,018

Industrials (0.2%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (d)	571	67,367

Utilities (0.9%):
American Electric Power Co., Inc., 8/15/23, 6.13%	230	11,238
CenterPoint Energy, Inc., 9/15/29, 4.57%	455	27,327
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	680	67,211
DTE Energy Co., 11/1/22, 6.25%	806	40,050
NextEra Energy, Inc., 3/1/23, 5.28%	1,190	58,941
The Southern Co., Series 2019, 8/1/22, 6.75%	1,057	53,833
		258,600

Total Preferred Stocks (Cost $563,310)		581,774
Corporate Bonds (55.8%)
Communication Services (2.8%):
Alphabet, Inc., 2.05%, 8/15/50, Callable 2/15/50 @ 100	80,000	65,831
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	76,000	85,437
1.65%, 2/1/28, Callable 12/1/27 @ 100	51,000	49,341
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	126,000	152,547
CenturyLink, Inc., 6.75%, 12/1/23	50,000	55,191
Comcast Corp.
3.45%, 2/1/50, Callable 8/1/49 @ 100	70,000	71,498
2.80%, 1/15/51, Callable 7/15/50 @ 100	56,000	51,141
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (b)	62,000	62,060
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	60,000	66,601

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
3.38%, 2/15/25 (a)	$38,000	$41,202
3.55%, 3/22/51, Callable 9/22/50 @ 100 (a)	120,000	119,324
		820,173
Consumer Discretionary (7.0%):
Booking Holdings, Inc.
0.90%, 9/15/21	10,000	11,768
0.75%, 5/1/25 (b)(d)	45,000	66,362
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	315,000	331,251
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	48,000	51,337
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100 (a)	75,000	81,511
Expedia Group, Inc.
3.60%, 12/15/23, Callable 11/15/23 @ 100 (b)	87,000	92,386
2/15/26 (b)	11,000	12,015
General Motors Co., 4.88%, 10/2/23 (a)	96,000	105,162
Hasbro, Inc., 2.60%, 11/19/22	130,000	134,018
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	48,000	50,880
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	55,000	57,386
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	52,000	54,396
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	93,000	106,905
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	142,000	151,274
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	27,000	30,361
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	43,000	42,264
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100 (d)	100,000	112,717
NVR, Inc.
3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	126,000	130,871
3.00%, 5/15/30, Callable 11/15/29 @ 100	118,000	120,879
Ross Stores, Inc.
3.38%, 9/15/24, Callable 6/15/24 @ 100	70,000	74,257
0.88%, 4/15/26, Callable 3/15/26 @ 100	82,000	79,428
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	73,000	70,166
		1,967,594
Consumer Staples (2.8%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (b)	156,000	155,451
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	34,000	38,247
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	75,000	82,790
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	30,000	30,749
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	52,000	61,045
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100	160,000	153,752
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	82,000	87,964
Molson Coors Beverage Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	42,000	43,707
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	92,000	109,139
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	39,000	49,289
		812,133
Energy (4.0%):
Chevron USA, Inc., 3.85%, 1/15/28, Callable 10/15/27 @ 100	135,000	150,394
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	113,000	116,827
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100	65,000	79,947
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	39,000	40,486
HollyFrontier Corp., 2.63%, 10/1/23	116,000	119,495
Phillips 66 Partners LP, 4.90%, 10/1/46, Callable 4/1/46 @ 100	90,000	97,984
Pioneer Natural Resources Co.
0.25%, 5/15/25 (b)	43,000	67,249
1.90%, 8/15/30, Callable 5/15/30 @ 100	109,000	101,177

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	$120,000	$123,198
Valero Energy Corp.
4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	62,000	67,148
6.63%, 6/15/37	140,000	181,336
		1,145,241
Financials (13.7%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	185,000	198,218
4.75%, 1/15/49, Callable 7/15/48 @ 100	20,000	24,776
Alleghany Corp.
3.63%, 5/15/30, Callable 2/15/30 @ 100	55,000	59,256
4.90%, 9/15/44, Callable 3/15/44 @ 100	89,000	106,009
Ares Capital Corp., 4.63%, 3/1/24	70,000	76,202
Bank of America Corp.
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	285,000	288,298
4.20%, 8/26/24 (a)	51,000	56,215
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	100,000	107,355
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	72,000	77,603
Cincinnati Financial Corp., 6.13%, 11/1/34	100,000	132,526
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	175,000	179,144
3.88%, 3/26/25	35,000	38,096
4.60%, 3/9/26 (a)	36,000	40,564
4.45%, 9/29/27 (a)	63,000	70,821
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (e)	51,000	55,153
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	55,000	56,234
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	261,000	281,445
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	200,000	209,150
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	49,000	52,386
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	110,000	105,391
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	170,000	181,553
5.60%, 7/15/41	52,000	69,109
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (b)	75,000	73,314
Morgan Stanley
4.88%, 11/1/22 (a)	144,000	153,583
3.75%, 2/25/23 (a)	300,000	318,051
3.13%, 7/27/26, MTN	305,000	328,075
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	50,000	54,358
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	164,000	170,458
Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	92,000	99,662
Wells Fargo & Co.
4.30%, 7/22/27, MTN	180,000	203,497
4.90%, 11/17/45 (a)	80,000	95,301
		3,961,803
Health Care (5.1%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100	135,000	143,212
4.45%, 5/14/46, Callable 11/14/45 @ 100	62,000	71,506
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	70,000	80,467
Anthem, Inc.
2.38%, 1/15/25, Callable 12/15/24 @ 100	65,000	67,925
2.75%, 10/15/42	15,000	75,781
Baxter International, Inc., 3.50%, 8/15/46, Callable 2/15/46 @ 100	48,000	49,838

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100	$220,000	$240,139
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	73,000	76,746
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	91,000	100,706
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (b)	114,000	112,570
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	65,000	67,365
Illumina, Inc.
0.50%, 6/15/21	26,000	39,110
8/15/23 (d)	25,000	29,680
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	59,000	52,039
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	112,000	126,724
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	63,000	54,132
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (b)	44,000	42,512
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (b)	40,000	40,360
		1,470,812
Industrials (6.4%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 (d)	105,000	99,699
Air Lease Corp., 0.70%, 2/15/24, MTN, Callable 1/15/24 @ 100	120,000	118,493
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	75,000	75,463
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	85,000	83,414
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	130,000	133,368
Fortive Corp., 0.88%, 2/15/22	70,000	71,106
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100	195,000	214,424
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	60,000	61,764
PACCAR Financial Corp., 0.80%, 6/8/23, MTN	100,000	100,839
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	65,000	71,724
6.25%, 12/1/37	60,000	79,439
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 (a)	167,000	174,032
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	57,000	56,238
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	56,000	64,109
Southwest Airlines Co., 1.25%, 5/1/25	38,000	65,244
The Boeing Co., 2.20%, 2/4/26, Callable 2/4/23 @ 100	201,000	200,489
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	137,000	150,585
		1,820,430
Information Technology (6.6%):
Akamai Technologies, Inc., 0.13%, 5/1/25	35,000	42,258
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	53,000	66,149
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	57,000	61,087
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	140,000	159,533
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	153,000	169,732
Citrix Systems, Inc., 1.25%, 3/1/26, Callable 2/1/26 @ 100	106,000	104,399
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (d)	55,000	62,781
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100	102,000	111,058
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	59,000	66,926
Micron Technology, Inc.
5.33%, 2/6/29, Callable 11/6/28 @ 100	167,000	195,524
3.13%, 5/1/32, Callable 5/10/21 @ 100 (f)	8,000	70,490
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (b)	38,000	38,472
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	70,000	72,578
Novellus Systems, Inc., 2.63%, 5/15/41	1,000	18,885
PayPal Holdings, Inc., 1.65%, 6/1/25, Callable 5/1/25 @ 100	184,000	187,371
ServiceNow, Inc., 6/1/22	2,000	7,181

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	$66,000	$78,261
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	123,000	99,291
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	170,000	175,449
Western Digital Corp., 1.50%, 2/1/24	65,000	66,422
		1,853,847
Materials (1.2%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	100,000	106,117
Domtar Corp., 6.75%, 2/15/44, Callable 8/15/43 @ 100	74,000	93,720
Nucor Corp., 2.00%, 6/1/25, Callable 5/1/25 @ 100	71,000	73,035
Steel Dynamics, Inc., 3.25%, 10/15/50, Callable 4/15/50 @ 100	84,000	78,241
		351,113
Real Estate (3.0%):
Duke Realty LP, 3.05%, 3/1/50, Callable 9/1/49 @ 100	46,000	42,302
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	285,000	295,594
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)(d)	48,000	49,513
Physicians Realty LP, 3.95%, 1/15/28, Callable 10/15/27 @ 100	60,000	63,991
Piedmont Operating Partnership LP, 3.15%, 8/15/30, Callable 5/15/30 @ 100	58,000	56,526
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	49,000	53,884
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	155,000	161,670
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	65,000	72,305
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	80,000	78,244
		874,029
Utilities (3.2%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	100,000	93,182
American Water Capital Corp., 2.80%, 5/1/30, Callable 2/1/30 @ 100	55,000	56,726
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	120,000	128,839
Consolidated Edison, Inc., 6.30%, 8/15/37	110,000	149,254
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	145,000	150,659
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	128,162
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100	65,000	70,779
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (b)	134,000	139,428
		917,029
Total Corporate Bonds (Cost $15,483,255)		15,994,204
Residential Mortgage-Backed Securities (0.3%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.43% (LIBOR01M+132bps), 10/25/32, Callable 4/25/21 @ 100 (e)	62,203	62,251
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 4/25/21 @ 100 (a)	3,690	2,708
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 9/25/22 @ 100 (a)(b)(g)	9,236	9,268
Total Residential Mortgage-Backed Securities (Cost $74,052)		74,227
Yankee Dollars (12.3%)
Communication Services (0.4%):
Vodafone Group PLC, 5.25%, 5/30/48	89,000	111,300

Consumer Discretionary (1.0%):
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	245,000	265,086

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (4.0%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	$275,000	$299,783
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a)(b)	400,000	416,599
Suntory Holdings Ltd.
2.55%, 6/28/22, Callable 5/28/22 @ 100 (a)(b)	258,000	263,890
2.25%, 10/16/24, Callable 9/16/24 @ 100 (b)	200,000	208,418
		1,188,690
Energy (0.8%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	65,000	67,471
Ecopetrol SA, 5.88%, 9/18/23 (a)	133,000	146,622
Statoil ASA, 3.95%, 5/15/43	20,000	21,745
		235,838
Financials (2.6%):
Barclays Bank PLC
2/4/25 (a)	35,000	45,648
2/18/25	30,000	33,387
Enel Finance International NV, 2.88%, 5/25/22 (a)(b)	200,000	205,216
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (b)	95,000	121,192
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b)	25,000	27,221
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	200,000	216,598
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	85,000	81,413
		730,675
Industrials (1.5%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	150,000	174,935
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	60,958
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	200,000	204,068
		439,961
Materials (1.6%):
Anglo American Capital PLC, 2.88%, 3/17/31, Callable 12/17/30 @ 100 (b)	200,000	198,432
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	80,000	87,722
5.20%, 11/2/40	50,000	64,816
Vale Overseas Ltd., 6.25%, 8/10/26	63,000	74,784
		425,754
Utilities (0.4%):
Iberdrola International BV
6.75%, 9/15/33	35,000	45,979
6.75%, 7/15/36 (d)	47,000	68,420
		114,399
Total Yankee Dollars (Cost $3,390,413)		3,511,703
U.S. Government Mortgage-Backed Agencies (24.4%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (a)	11,404	11,714
Series 4395, Class PA, 2.50%, 4/15/37 - 7/1/50 (a)	235,306	243,491
5.50%, 6/1/38	32,368	37,175
7.00%, 9/1/38 (a)	6,835	8,109
Series 4320, Class AP, 3.50%, 7/15/39 - 10/15/40 (a)	200,761	210,500
4.50%, 1/1/41 - 7/1/44 (a)	415,181	464,131

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	March 31, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Series 4444, Class CH, 3.00%, 1/15/41 (a)	$60,382	$61,697
2.00%, 3/1/51	285,000	284,492
		1,321,309
Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (a)	62,014	71,485
5.50%, 4/1/22 - 1/1/38 (a)	124,157	141,277
7.00%, 8/1/23 - 6/1/32	17,004	20,006
7.50%, 12/1/29 - 2/1/31 (a)	16,322	18,805
8.00%, 6/1/30 - 9/1/30	11,633	13,630
5.00%, 12/1/34 - 3/1/40	61,244	69,781
2.16% (LIBOR12M+166bps), 12/1/36 (a)(e)	26,127	26,796
4.50%, 12/1/38 - 5/25/40 (a)	256,073	273,697
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (a)	199,415	202,496
3.50%, 8/1/39 - 12/25/50	937,869	986,081
3.00%, 6/1/40 - 5/1/48	1,001,762	1,054,296
4.00%, 11/1/43 - 6/1/49 (a)	711,196	784,121
2.00%, 3/1/51 - 5/25/51(h)	1,084,409	1,081,349
2.50%, 5/25/51 (h)	800,000	818,592
		5,562,412
Government National Mortgage Association
3.00%, 8/20/50	96,064	100,425
Multi-family (0.1%):
Collateralized Mortgage Obligations (0.1%):
Government National Mortgage Association
6.00%, 12/15/33 (a)	14,334	16,489
Total U.S. Government Mortgage-Backed Agencies (Cost $6,878,122)		7,000,635
U.S. Treasury Obligations (2.8%)
U.S. Treasury Bonds, 1.25%, 5/15/50	517,000	389,042
U.S. Treasury Notes
0.25%, 3/15/24	355,000	354,002
0.38%, 1/31/26	75,000	73,107
Total U.S. Treasury Obligations (Cost $827,349)		816,151
Collateral for Securities Loaned^ (2.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (i)	12,436	12,436
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (i)	320,262	320,262
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (i)	6,206	6,206
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (i)	49,487	49,487
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (i)	222,504	222,504
Total Collateral for Securities Loaned (Cost $610,895)		610,895
Total Investments (Cost $28,529,953) — 102.2%		29,288,060
Liabilities in excess of other assets — (2.2)%		(628,181)
NET ASSETS - 100.00%		$28,659,879

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $3,612,714 and amounted to 12.6% of net assets.

(c)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d)	All or a portion of this security is on loan.
(e)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2021.
(f)	Continuously callable with 30 days’ notice.
(g)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2021.

(h)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(i)	Rate disclosed is the daily yield on March 31, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company

Futures Contracts Purchased	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mexican Peso Currency Futures	8	6/14/21	$194,400	$194,160	$(240)
Ultra Long Term U.S. Treasury Bond Futures	5	6/21/21	950,806	906,093	(44,713)
					$(44,953)

Futures Contracts Sold	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	17	6/21/21	2,248,833	2,225,937	22,896
2-Year U.S. Treasury Note Futures	3	6/30/21	662,173	662,180	(7)
5-Year U.S. Treasury Note Futures	1	6/30/21	123,676	123,398	278
Canadian Dollar Futures	4	6/15/21	316,321	318,280	(1,959)
					$21,208

	Total unrealized appreciation				$23,174
	Total unrealized depreciation				(46,919)
	Total net unrealized appreciation (depreciation)				$(23,745)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection (a)

Underlying Instruments	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2021 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 35	5.00%	12/20/25	Quarterly	2.86%	$900,000	$(81,530)	$(81,405)	$(125)
						$(81,530)	$(81,405)	$(125)

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond Fund	March 31, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (4.5%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 12/18/22 @ 100 (a)	$3,200,000	$3,230,333
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable 11/18/24 @ 100	1,815,000	1,806,030
GM Financial Automobile Leasing Trust, Series 2021-1, Class C, 0.70%, 2/20/25, Callable 8/20/23 @ 100	1,168,000	1,161,861
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 11/15/23 @ 100 (a)	149,110	149,450
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 2/17/26, Callable 1/15/26 @ 100	1,144,000	1,141,187
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (b)	2,200,000	2,198,577
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 4/15/24 @ 100 (b)	1,230,000	1,229,037

Total Asset-Backed Securities (Cost $10,904,920)		10,916,475
Collateralized Mortgage Obligations (3.4%)
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class AIR, 1.47% (LIBOR03M+125bps), 7/20/29, Callable 4/20/21 @ 100 (a)(b)(c)	1,497,580	1,497,826
Galaxy CLO Ltd., Series 2017-24A, Class A, 1.36% (LIBOR03M+112bps), 1/15/31, Callable 4/15/21 @ 100 (a)(b)(c)	2,000,000	2,000,444
Steele Creek CLO Ltd., Series 2017-1A, Class A, 1.49% (LIBOR03M+125bps), 1/15/30, Callable 4/15/21 @ 100 (a)(b)(c)	2,825,000	2,817,250
Voya CLO Ltd., Series 2017-4A, Class A1, 1.37% (LIBOR03M+113bps), 10/15/30, Callable 4/15/21 @ 100 (a)(b)(c)	2,000,000	2,000,106

Total Collateralized Mortgage Obligations (Cost $8,268,135)		8,315,626
Preferred Stocks (2.1%)
Financials (0.8%):
AMG Capital Trust II, 10/15/37, 5.15%	7,530	421,861
Bank of America Corp., Series L, 7.25% (d)	370	517,260
KKR & Co., Inc., Series C, 9/15/23, 6.00% (e)	6,495	432,891
Wells Fargo & Co., Series L, 7.50% (d)	450	637,835
		2,009,847
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (e)	146	189,099

Industrials (0.2%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (e)	4,805	566,894

Utilities (1.0%):
American Electric Power Co., Inc., 8/15/23, 6.13%	3,530	172,476
CenterPoint Energy, Inc., 9/15/29, 4.57%	3,880	233,033
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	5,730	566,353
DTE Energy Co., 11/1/22, 6.25%	6,774	336,600
NextEra Energy, Inc., 3/1/23, 5.28%	9,950	492,823

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
The Southern Co., Series 2019, 8/1/22, 6.75%	$8,901	$453,328
		2,254,613

Total Preferred Stocks (Cost $4,867,060)		5,020,453
Corporate Bonds (52.0%)
Communication Services (4.3%):
AT&T, Inc., 1.70%, 3/25/26, Callable 3/25/23 @ 100	2,500,000	2,500,349
CenturyLink, Inc., 6.75%, 12/1/23	424,000	468,020
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/1/24, Callable 1/1/24 @ 100 (e)	496,000	542,485
Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100 (a)	1,182,000	1,274,716
Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	1,388,000	1,507,119
Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31 (a)(b)	836,000	860,578
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	1,866,000	2,071,279
3.38%, 2/15/25 (a)	354,000	383,825
1.30% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(c)	827,000	845,632
		10,454,003
Consumer Discretionary (7.4%):
Aptiv Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100	1,599,000	1,745,340
AutoZone, Inc., 3.13%, 4/18/24, Callable 3/18/24 @ 100	2,632,000	2,805,396
Booking Holdings, Inc.
0.90%, 9/15/21	105,000	123,563
0.75%, 5/1/25 (b)(e)	360,000	530,899
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (a)	3,027,000	3,224,996
Expedia Group, Inc.
3.60%, 12/15/23, Callable 11/15/23 @ 100 (b)	1,020,000	1,083,148
2/15/26 (b)	105,000	114,687
General Motors Co., 4.88%, 10/2/23 (a)	1,297,000	1,420,786
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	620,000	646,902
Kohl’s Corp., 4.25%, 7/17/25, Callable 4/17/25 @ 100 (e)	1,194,000	1,307,132
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a)(b)	244,000	255,326
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	1,247,000	1,328,442
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	3,283,000	3,409,921
		17,996,538
Consumer Staples (2.3%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (b)	1,372,000	1,367,171
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	322,000	362,218
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	792,000	811,784
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	695,000	745,547
Tyson Foods, Inc.
2.25%, 8/23/21, Callable 7/23/21 @ 100	1,080,000	1,086,372
3.95%, 8/15/24, Callable 5/15/24 @ 100	1,170,000	1,279,138
		5,652,230
Energy (2.6%):
Boardwalk Pipelines LP, 3.38%, 2/1/23, Callable 11/1/22 @ 100	400,000	414,792
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	801,000	828,130
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	329,000	341,538
HollyFrontier Corp., 2.63%, 10/1/23	971,000	1,000,256
Pioneer Natural Resources Co., 0.25%, 5/15/25 (b)	365,000	570,838
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	1,010,000	1,036,918

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Valero Energy Corp.
2.70%, 4/15/23 (a)	$951,000	$987,537
1.20%, 3/15/24	1,020,000	1,023,131
		6,203,140
Financials (9.5%):
Ares Capital Corp., 4.63%, 3/1/24	590,000	642,268
Bank of America Corp., 4.20%, 8/26/24 (a)	1,660,000	1,829,751
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	684,000	737,229
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 5/10/21 @ 102.88 (a)(b)	772,000	796,079
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	1,660,000	1,697,234
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	799,000	861,586
Ford Motor Credit Co. LLC, 3.10%, 5/4/23 (a)	1,500,000	1,524,795
General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	1,549,000	1,713,565
Harley-Davidson Financial Services, Inc., 3.35%, 2/15/23, Callable 1/15/23 @ 100 (b)	1,488,000	1,545,333
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	435,000	482,385
Morgan Stanley
4.88%, 11/1/22 (a)	1,004,000	1,070,816
0.53% (SOFR+46bps), 1/25/24, Callable 1/25/23 @ 100 (c)	2,575,000	2,570,340
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	465,000	505,525
The Bank of New York Mellon Corp., 0.75%, 1/28/26, MTN, Callable 12/28/25 @ 100 (e)	1,097,000	1,072,690
The Goldman Sachs Group, Inc., 1.97% (LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a)(c)	1,500,000	1,569,990
Unum Group, 4.00%, 3/15/24	1,310,000	1,423,538
Zions Bancorp NA
3.50%, 8/27/21 (a)	1,785,000	1,806,151
3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	1,090,000	1,115,114
		22,964,389
Health Care (5.5%):
AbbVie, Inc.
2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	1,211,000	1,211,557
3.85%, 6/15/24, Callable 3/15/24 @ 100	2,545,000	2,766,007
Anthem, Inc., 2.75%, 10/15/42	125,000	631,507
Biogen, Inc., 3.63%, 9/15/22	1,025,000	1,071,310
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	621,000	652,864
HCA, Inc., 5.00%, 3/15/24	2,479,000	2,760,415
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	560,000	580,373
Illumina, Inc.
0.50%, 6/15/21	233,000	350,486
8/15/23 (e)	195,000	231,506
Mylan, Inc., 3.13%, 1/15/23 (b)	2,479,000	2,582,572
Upjohn, Inc., 1.13%, 6/22/22 (b)	525,000	528,056
		13,366,653
Industrials (4.3%):
Air Lease Corp., 0.70%, 2/15/24, MTN, Callable 1/15/24 @ 100	2,480,000	2,448,851
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	1,115,000	1,143,890
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 10/15/21 @ 104.31 (a)	725,000	768,819
Fortive Corp., 0.88%, 2/15/22	580,000	589,164
Roper Technologies, Inc., 0.45%, 8/15/22	1,019,000	1,018,613
Southwest Airlines Co.
4.75%, 5/4/23	1,937,000	2,091,301
1.25%, 5/1/25	315,000	540,836

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
The Boeing Co., 2.20%, 2/4/26, Callable 2/4/23 @ 100	$1,784,000	$1,779,469
		10,380,943
Information Technology (6.3%):
Akamai Technologies, Inc., 0.13%, 5/1/25	305,000	368,248
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	2,175,000	2,330,969
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (e)	445,000	507,959
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	496,000	554,632
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100 (a)	3,328,000	3,337,251
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	941,000	1,008,187
Maxim Integrated Products, Inc., 3.38%, 3/15/23, Callable 12/15/22 @ 100	901,000	943,527
Micron Technology, Inc.
2.50%, 4/24/23	2,479,000	2,571,194
3.13%, 5/1/32, Callable 5/10/21 @ 100 (f)	69,000	607,976
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5 (b)	642,000	648,484
Novellus Systems, Inc., 2.63%, 5/15/41	10,000	188,852
PayPal Holdings, Inc., 2.20%, 9/26/22 (a)	757,000	777,128
Seagate HDD Cayman, 4.88%, 3/1/24, Callable 1/1/24 @ 100	1,000,000	1,073,351
ServiceNow, Inc., 6/1/22	20,000	71,811
Western Digital Corp., 1.50%, 2/1/24	505,000	516,049
		15,505,618
Materials (2.2%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	855,000	907,300
Graphic Packaging International LLC, 0.82%, 4/15/24, Callable 3/15/24 @ 100 (b)	1,987,000	1,980,324
Nucor Corp., 4.00%, 8/1/23, Callable 5/1/23 @ 100	1,190,000	1,273,526
Packaging Corp. of America, 4.50%, 11/1/23, Callable 8/1/23 @ 100	1,049,000	1,142,791
		5,303,941
Real Estate (3.7%):
American Tower Corp., 3.00%, 6/15/23 (a)	1,000,000	1,052,550
Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100 (a)	1,230,000	1,293,099
Equinix, Inc., 5.38%, 5/15/27, Callable 5/15/22 @ 102.69	1,676,000	1,800,107
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (a)	1,019,000	1,020,804
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	638,000	658,110
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100 (a)	1,629,000	1,693,996
Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	500,000	519,295
Weingarten Realty Investors
3.38%, 10/15/22, Callable 7/15/22 @ 100 (a)	365,000	377,315
3.50%, 4/15/23, Callable 1/15/23 @ 100	497,000	519,892
		8,935,168
Utilities (3.9%):
Ameren Corp., 2.50%, 9/15/24, Callable 8/15/24 @ 100	588,000	618,652
Exelon Corp.
3.50%, 6/1/22, Callable 5/1/22 @ 100 (a)	2,681,000	2,765,049
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	591,000	647,913
NextEra Energy Capital Holdings, Inc.
2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	1,462,000	1,519,062
0.65%, 3/1/23	1,129,000	1,132,489
Vistra Operations Co. LLC, 3.55%, 7/15/24, Callable 6/15/24 @ 100 (b)	2,500,000	2,614,550
		9,297,715

Total Corporate Bonds (Cost $123,069,435)		126,060,338

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Residential Mortgage-Backed Securities (3.4%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 2.86%, 10/25/33, Callable 4/25/21 @ 100 (a)(g)	$1,252,307	$1,252,307
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 10/31/33 (a)	13,270	13,636
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 2.68%, 11/25/34, Callable 4/25/21 @ 100 (a)(g)	1,050,415	1,050,415
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20, Callable 10/25/30 @ 100 (a)	15,727	15,631
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 4/25/21 @ 100 (a)	6,680	4,903
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 9/25/22 @ 100 (a)(b)(g)	115,452	115,847
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 4/25/21 @ 100 (a)	44,062	40,824
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.46%, 10/25/46, Callable 11/25/22 @ 100 (a)(b)(g)	92,429	92,680
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.93%, 10/25/29, Callable 7/25/24 @ 100 (a)(b)(g)	2,325,850	2,366,874
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 12/25/23 @ 100 (a)(b)(g)	1,096,878	1,107,118
Madison Park Funding Ltd., Series 2007-4A, Class AR, 1.41% (LIBOR03M+120bps), 7/29/30, Callable 4/29/21 @ 100 (a)(b)(c)	2,250,000	2,249,439

Total Residential Mortgage-Backed Securities (Cost $8,289,862)		8,309,674
Yankee Dollars (12.0%)
Communication Services (0.2%):
SES SA, 3.60%, 4/4/23 (b)	503,000	529,418

Consumer Staples (4.1%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	2,346,000	2,557,422
Heineken NV, 3.40%, 4/1/22 (b)	1,570,000	1,614,981
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a)(b)	2,391,000	2,490,227
Pernod Ricard SA, 4.25%, 7/15/22 (a)(b)	833,000	870,976
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a)(b)	2,122,000	2,170,445
		9,704,051
Energy (1.5%):
Canadian Natural Resources Ltd.
2.95%, 1/15/23, Callable 12/15/22 @ 100	1,305,000	1,354,616
3.80%, 4/15/24, Callable 1/15/24 @ 100 (e)	1,180,000	1,263,839
Ecopetrol SA, 5.88%, 9/18/23 (a)	846,000	932,647
		3,551,102
Financials (3.4%):
Barclays Bank PLC
2/4/25 (a)	270,000	352,139
2/18/25	230,000	255,967
Enel Finance International NV, 2.88%, 5/25/22 (a)(b)	1,675,000	1,718,684
Newcrest Finance Pty Ltd., 4.20%, 10/1/22 (a)(b)	2,214,000	2,329,947
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	3,406,000	3,688,663
		8,345,400

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Industrials (0.7%):
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	$1,100,000	$1,068,793
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	606,000	618,326
		1,687,119
Materials (1.8%):
Anglo American Capital PLC
4.13%, 4/15/21 (a)(b)	1,524,000	1,525,280
3.63%, 9/11/24 (b)	2,880,000	3,113,338
		4,638,618
Utilities (0.3%):
Enel Generacion Chile SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100 (e)	655,000	704,505

Total Yankee Dollars (Cost $28,907,399)		29,160,213
U.S. Government Mortgage-Backed Agencies (6.4%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (a)	689,599	782,758
5.50%, 10/25/23 (a)	2,924	3,057
7.00%, 9/1/38 (a)	3,281	3,892
Series 4320, Class AP, 3.50%, 7/15/39 (a)	1,009,939	1,083,472
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (a)	3,352,849	3,442,340
Series 4444, Class CH, 3.00%, 1/15/41 (a)	1,106,996	1,131,108
Series 4049, Class AB, 2.75%, 12/15/41 (a)	372,230	379,618
		6,826,245
Federal National Mortgage Association
6.00%, 2/1/37 (a)	1,053,832	1,217,919
Series 2013-33, Class UD, 2.50%, 4/25/39 (a)	793,614	818,933
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	2,297,830	2,435,101
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	545,554	554,702
5.00%, 2/1/41 - 10/1/41 (a)	2,633,021	2,990,209
Series 2018-29, Class PA, 3.50%, 3/25/44 (a)	587,046	592,460
		8,609,324

Total U.S. Government Mortgage-Backed Agencies (Cost $15,107,230)		15,435,569
U.S. Treasury Obligations (10.5%)
U.S. Treasury Notes
0.13%, 4/15/22 (a)	8,455,267	8,688,374
0.13%, 6/30/22 (a)	11,526,000	11,528,701
0.13%, 7/15/23	5,328,000	5,317,178
Total U.S. Treasury Obligations (Cost $25,305,536)		25,534,253
Collateral for Securities Loaned^ (2.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (h)	129,461	129,461
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (h)	3,333,910	3,333,910
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (h)	64,607	64,607
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (h)	515,158	515,158
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (h)	2,316,253	2,316,253

Total Collateral for Securities Loaned (Cost $6,359,389)		6,359,389
Total Investments (Cost $231,078,966) — 96.9%		235,111,990
Other assets in excess of liabilities — 3.1%		7,631,741
NET ASSETS - 100.00%		$242,743,731

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2021
(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $57,248,622 and amounted to 23.6% of net assets.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2021.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e)	All or a portion of this security is on loan.
(f)	Continuously callable with 30 days’ notice.
(g)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2021.

(h)	Rate disclosed is the daily yield on March 31, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mexican Peso Currency Futures	70	6/14/21	$1,701,001	$1,698,900	$(2,101)

Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	24	6/21/21	3,224,372	3,142,500	81,872
5-Year U.S. Treasury Note Futures	100	6/30/21	12,495,866	12,339,845	156,021
Canadian Dollar Futures	33	6/15/21	2,609,640	2,625,810	(16,170)
Ultra Long Term U.S. Treasury Bond Futures	4	6/21/21	735,486	724,875	10,611
					$232,334

	Total unrealized appreciation				$248,504
	Total unrealized depreciation				(18,271)
	Total net unrealized appreciation (depreciation)				$230,233

Centrally Cleared

Credit Default Swap Agreements - Sell Protection (a)

Underlying Instruments	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2021 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 35	5.00%	12/20/25	Quarterly	2.86%	$8,000,000	$(724,711)	$(723,600)	$(1,111)
						$(724,711)	$(723,600)	$(1,111)

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Yield Fund	March 31, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.7%)
Communication Services (0.7%):
iHeartMedia, Inc., Class A (a)	30,500	$553,575
Nexstar Media Group, Inc., Class A	7,250	1,018,118
Sinclair Broadcast Group, Inc., Class A	14,500	424,270
		1,995,963
Consumer Discretionary (0.0%):
Men’s Wearhouse, Inc.	31,563	23,672

Total Common Stocks (Cost $1,764,006)		2,019,635
Senior Secured Loans (15.1%)
Air Methods Corp., Initial Term Loans, First Lien, 4.50% (LIBOR03M+350bps), 4/21/24 (b)	$1,974,359	1,908,475
Alphabet Holding Co., Inc., Initial Term Loan Second Lien, 7.86% (LIBOR01M+775bps), 8/15/25 (b)	1,500,000	1,500,810
Caesars Resort Collection, LLC, Term B-1 Loans, First Lien, 4.61% (LIBOR01M+450bps), 6/19/25 (b)	1,990,000	1,992,488
Dayco Products LLC, Term Loans, First Lien, 4.44% (LIBOR03M+425bps), 5/19/24 (b)	962,500	869,686
Dynasty Acquisition Co., Inc., 2020 Specified Refi Term B-1 Loans, First Lien, 3.75% (LIBOR03M+350bps), 4/8/26 (b)	1,539,674	1,489,712
Froneri International Ltd., Second Lien Term Loan USD, 5.86% (LIBOR01M+575bps), 1/30/28 (b)	500,000	505,940
Golden Nugget, Inc., Senior Secured Term Loan, First Lien, 3.25% (LIBOR02M+250bps), 10/4/23 (b)	1,983,167	1,949,949
Great Outdoors Group LLC, Term B-1 Loan, First Lien, 5.00% (LIBOR01M+425bps), 2/26/28 (b)(c)	2,992,500	2,993,996
Holley Purchaser, Inc., Initial Term Loan, First Lien, 5.21% (LIBOR03M+500bps), 10/26/25 (b)	2,673,453	2,656,076
Jo-Ann Stores LLC, Loan, First Lien, 6.00% (LIBOR03M+500bps), 10/16/23 (b)	3,000,000	2,986,620
LIFE TIME, Inc., 2021 Refinancing Term Loan, First Lien, 12/15/24 (b)(c)	2,000,000	1,995,000
LifeScan Global Corp., Initial Term Loan, First Lien, 6.24% (LIBOR03M+600bps), 6/19/24 (b)	1,715,557	1,662,014
Navistar, Inc., Tranche B Term Loan, First Lien, 3.62% (LIBOR01M+350bps), 11/6/24 (b)	2,952,278	2,951,540
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 3/4/28 (b)(c)	3,000,000	2,986,410
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (b)	675,000	673,448
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06+325bps), 2/12/28 (b)(c)	1,000,000	997,700
Reynolds Group Holdings Inc., 2017 Incremental US Term Loans, First Lien, 2.86% (LIBOR01M+275bps), 2/5/23 (b)	671,629	668,378
SIWF Holdings, Inc., Initial Term Loan, Second Lien, 8.61% (LIBOR01M+850bps), 5/26/26 (b)	1,000,000	995,000
Spectacle Gary Holdings LLC, Closing Date Term Loan, First Lien, 11.00% (LIBOR03M+900bps), 12/23/25 (b)	1,864,865	2,032,703

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Spectacle Gary Holdings LLC, Delayed Draw Term Loan Commitment, First Lien, 11.00% (LIBOR03M+900bps), 12/23/25 (b)	$135,135	$147,297
Standard Aero Ltd., 2020 SPCFD Refi Term B-2 Loans, First Lien, 3.75% (LIBOR03M+350bps), 4/8/26 (b)	827,782	800,920
Stars Group Holdings BV, Term Loan, First Lien, 3.75% (LIBOR03M+350bps), 6/27/25 (b)	876,075	876,566
Team Health Holdings, Inc., Initial Term Loans, First Lien, 3.75% (LIBOR01M+275bps), 2/6/24 (b)	1,473,146	1,366,431
The Enterprise Development Authority, Term Loan B, First Lien, 2/19/28 (b)(c)	3,000,000	3,007,500
The Men’s Wearhouse LLC, Term Loan, First Lien, 3.25% (LIBOR03M+225bps), 12/1/25 (b)	1,677,874	1,275,184

Total Senior Secured Loans (Cost $40,761,321)		41,289,843
Corporate Bonds (68.2%)
Communication Services (12.3%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	3,000,000	3,079,739
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5 (d)	1,000,000	1,057,780
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (d)(e)	2,710,000	2,760,216
Entercom Media Corp.
7.25%, 11/1/24, Callable 4/10/21 @ 103.63 (d)(e)	1,750,000	1,814,873
6.50%, 5/1/27, Callable 5/1/22 @ 104.88 (d)(e)	2,500,000	2,597,150
6.75%, 3/31/29, Callable 3/31/24 @ 103.38 (d)	1,800,000	1,872,018
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (d)	2,750,000	2,719,805
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	2,520,000	2,706,354
Meredith Corp., 6.88%, 2/1/26, Callable 5/10/21 @ 103.44 (e)	2,468,000	2,529,256
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (d)	3,000,000	3,154,679
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (d)	3,000,000	2,922,180
Sirius XM Radio, Inc.
4.63%, 7/15/24, Callable 7/15/21 @ 102.31 (d)(f)	1,000,000	1,029,400
5.50%, 7/1/29, Callable 7/1/24 @ 102.75 (d)(f)	2,350,000	2,541,596
Univision Communications, Inc., 5.13%, 2/15/25, Callable 4/20/21 @ 101.71 (d)(e)	2,500,000	2,532,225
		33,317,271

Consumer Discretionary (15.7%):
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (d)	2,750,000	2,901,195
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (e)	2,000,000	2,071,480
Boyd Gaming Corp.
8.63%, 6/1/25, Callable 6/1/22 @ 104.31 (d)	1,700,000	1,890,162
6.38%, 4/1/26, Callable 4/26/21 @ 103.19	2,250,000	2,323,103
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 4/20/21 @ 102.63 (d)	2,500,000	2,522,125
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (d)	3,000,000	3,230,280
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (d)(e)(f)	6,000,000	3,151,680
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100 (f)	3,000,000	3,631,710
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (d)	2,750,000	2,739,220
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (d)	2,000,000	2,085,860
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13 (d)	1,800,000	1,854,000

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	$2,000,000	$2,199,020
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	2,475,000	2,659,610
Michaels Stores, Inc., 8.00%, 7/15/27 (d)	2,750,000	3,043,480
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88 (d)	250,000	270,373
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (d)	3,000,000	3,225,839
Tenneco, Inc.
5.00%, 7/15/26, Callable 7/15/21 @ 102.5 (e)	2,350,000	2,228,834
7.88%, 1/15/29, Callable 1/15/24 @ 103.94 (d)	650,000	730,477
		42,758,448

Consumer Staples (3.6%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (d)	2,750,000	2,924,295
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 5/10/21 @ 103.63 (d)	3,000,000	3,084,480
Simmons Foods, Inc./Simmons prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 3/1/29, Callable 3/1/24 @ 102.31 (d)	2,950,000	2,973,482
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (d)	900,000	917,541
		9,899,798

Energy (4.2%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24, Callable 4/26/21 @ 102.69	2,750,000	2,778,518
Antero Resources Corp.
5.63%, 6/1/23, Callable 5/10/21 @ 101.41	1,184,000	1,187,824
8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (d)(e)	3,000,000	3,306,299
7.63%, 2/1/29, Callable 2/1/24 @ 103.81 (d)	900,000	957,654
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38 (d)	900,000	937,656
Occidental Petroleum Corp., 5.50%, 12/1/25, Callable 9/1/25 @ 100	950,000	1,002,792
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100 (e)	1,350,000	1,374,030
		11,544,773

Financials (7.0%):
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (d)	3,000,000	3,300,900
BCPE Ulysses Intermediate, Inc. PIK, 7.75%, 4/1/27, Callable 4/1/23 @ 102 (d)(g)	450,000	466,727
Compass Group Diversified Holdings LLC
8.00%, 5/1/26 (d)(f)	3,000,000	3,138,450
5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (d)	1,200,000	1,258,584
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (d)	3,000,000	3,259,590
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (d)(f)	2,250,000	2,504,633
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (d)	1,300,000	1,371,851
White Capital Parent LLC PIK, 8.25%, 3/15/26, Callable 3/15/22 @ 102 (d)(g)	2,100,000	2,188,326
Wolverine Escrow LLC, 13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (d)(e)	2,200,000	1,848,154
		19,337,215

Health Care (6.9%):
Air Methods Corp., 8.00%, 5/15/25, Callable 5/10/21 @ 104 (d)(f)	1,500,000	1,417,215
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28, Callable 6/30/23 @ 104.5 (d)	3,000,000	2,463,510
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (d)	1,796,000	1,970,966
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (d)(f)	2,500,000	2,736,625

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (d)	$3,000,000	$3,247,499
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (d)(e)	2,000,000	2,209,080
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 4/26/21 @ 101.59 (d)(e)	2,000,000	1,767,400
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (d)	3,000,000	3,123,690
		18,935,985

Industrials (12.7%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/10/21 @ 101.84 (d)	2,000,000	1,800,400
American Airlines, Inc., 11.75%, 7/15/25 (d)	3,000,000	3,708,419
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26 (d)	1,300,000	1,355,796
5.75%, 4/20/29 (d)	1,850,000	1,971,120
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 5/10/21 @ 100 (d)(e)	2,000,000	2,002,500
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19 (d)	3,000,000	3,180,570
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (d)	1,800,000	1,857,276
Delta Air Lines, Inc., 7.00%, 5/1/25 (d)	3,000,000	3,453,480
Hillenbrand, Inc., 3.75%, 3/1/31, Callable 3/1/26 @ 101.88 (e)	800,000	783,592
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (d)	3,000,000	3,285,360
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (c)(d)	1,050,000	1,076,597
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75 (d)	2,000,000	2,036,080
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (d)	3,000,000	3,124,710
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31 (d)	1,250,000	1,230,663
Triumph Group, Inc., 6.25%, 9/15/24, Callable 5/10/21 @ 103.13 (d)	1,525,000	1,547,753
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (d)	2,250,000	2,512,305
		34,926,621

Information Technology (1.6%):
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (d)	2,250,000	2,475,338
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25, Callable 9/1/21 @ 103.75 (d)	1,800,000	1,871,226
		4,346,564

Materials (3.5%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (d)	3,000,000	3,059,760
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 7/15/25, Callable 7/15/22 @ 103.25 (d)	1,200,000	1,291,956
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (d)	2,000,000	2,108,420
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 5/10/21 @ 103.13 (d)(e)	3,000,000	3,088,080
		9,548,216

Real Estate (0.7%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 2/15/22 @ 103.75 (d)	1,800,000	1,884,510

Total Corporate Bonds (Cost $177,550,344)		186,499,401
Yankee Dollars (7.9%)
Consumer Discretionary (1.7%):
1011778 BC ULC/New Red Finance, Inc., 4.38%, 1/15/28, Callable 11/15/22 @ 102.19 (d)	2,000,000	2,009,960
Viking Cruises, Ltd., 7.00%, 2/15/29, Callable 2/15/24 @ 103.5 (d)	1,800,000	1,853,730

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	March 31, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Viking Ocean Cruises Ship VII, Ltd., 5.63%, 2/15/29, Callable 2/15/24 @ 102.81 (d)	$900,000	$910,026
		4,773,716

Energy (1.1%):
Husky Holding Ltd. PIK, 13.00%, 2/15/25, Callable 5/10/21 @ 109.75 (d)(e)(f)(g)	500,000	545,860
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25 (d)	2,300,000	2,405,802
		2,951,662

Financials (0.5%):
Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 5/10/21 @ 106.38 (d)(e)(h)	2,000,000	1,259,020

Health Care (1.1%):
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 5/10/21 @ 102.04 (d)	3,000,000	3,075,239

Industrials (1.9%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 4/20/21 @ 102.5 (d)(f)	2,200,000	2,245,078
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (d)	3,000,000	2,936,580
		5,181,658

Materials (1.6%):
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5 (d)	1,330,000	1,394,306
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 5/10/21 @ 103.88 (d)(f)	2,000,000	2,082,140
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56 (d)	900,000	927,891
		4,404,337

Total Yankee Dollars (Cost $21,394,665)		21,645,632
Collateral for Securities Loaned^ (10.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (i)	576,465	576,465
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (i)	14,845,293	14,845,293
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (i)	287,685	287,685
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (i)	2,293,907	2,293,907
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (i)	10,313,853	10,313,853

Total Collateral for Securities Loaned (Cost $28,317,203)		28,317,203
Total Investments (Cost $269,787,539) — 102.2%		279,771,714
Liabilities in excess of other assets — (2.2)%		(5,909,182)
NET ASSETS - 100.00%		$273,862,532

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2021.
(c)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $177,589,171 and amounted to 64.8% of net assets.

(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security has been segregated as collateral for securities purchased on a when-issued basis.
(g)	Cash interest 13.0%, PIK interest 13.75%.
(h)	Defaulted security.
(i)	Rate disclosed is the daily yield on March 31, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PIK—Payment-in-Kind
PLC—Public Limited Company
ULC—Unlimited Liability Co.

Victory Portfolios	Schedule of Portfolio Investments
Victory Tax-Exempt Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.8%)
Arkansas (2.0%):
Arkansas Development Finance Authority Revenue Bonds, 3.20%, 12/1/49, Continuously Callable @100	$750,000	$754,575
University of Central Arkansas Revenue Bonds, Series A, 3.00%, 11/1/49, Continuously Callable @100	265,000	272,688
		1,027,263
California (3.0%):
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @100	1,500,000	1,550,325

Colorado (1.6%):
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 12/1/50, Continuously Callable @103	750,000	800,453

Connecticut (4.6%):
Connecticut Health and Educational Facilities Authority Revenue Bonds, Series 2016 CT, 5.00%, 12/1/41, Continuously Callable @100	2,000,000	2,379,199

Florida (9.5%):
Capital Trust Agency, Inc. Revenue, 5.00%, 8/1/55, Continuously Callable @100	400,000	463,420
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103	500,000	530,455
Florida Development Finance Corp. Revenue, Series A, 5.00%, 6/15/55, Continuously Callable @100	500,000	550,365
Hillsborough County Industrial Development Authority Revenue Bonds, 4.00%, 8/1/50, Continuously Callable @100	500,000	563,050
Miami-Dade County Public Facilities Revenue Bonds, Series A, 5.00%, 6/1/33, Continuously Callable @100	2,000,000	2,339,040
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103	500,000	530,275
		4,976,605
Georgia (1.0%):
Development Authority of Applying County Revenue Bonds, 0.11%, 9/1/41, Continuously Callable @100 (a)	400,000	400,000
The Development Authority of Monroe County Revenue, 0.11%, 11/1/48, Continuously Callable @100 (a)	100,000	100,000
		500,000
Guam (2.3%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000,000	1,164,500

Illinois (25.2%):
Chicago Board of Education Revenue Bonds, 6.00%, 4/1/46, Continuously Callable @100	2,275,000	2,685,887
Chicago General Obligation Refunding Bonds, Series A, 5.75%, 1/1/33, Continuously Callable @100	1,000,000	1,207,770
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, Continuously Callable @100	1,450,000	1,632,497
City of Chicago General Obligation Bonds, Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,183,420
City of Chicago Wastewater Transmission Revenue
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000,000	1,157,000
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000,000	1,150,910
Illinois General Obligation Bonds, Series 2013, 5.50%, 7/1/27, Continuously Callable @100	2,000,000	2,186,800

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Tax-Exempt Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Sales Tax Securitization Corp. Revenue Bonds, Series 2018 C, 5.00%, 1/1/43, Continuously Callable @100	$1,500,000	$1,799,835
		13,004,119
Iowa (1.1%):
Iowa Finance Authority Revenue Bonds, Series A-1, 4.00%, 5/15/55, Continuously Callable @103	500,000	542,940

Massachusetts (1.8%):
University of Massachusetts Building Authority Revenue
5.00%, 11/1/39, Continuously Callable @100	600,000	689,355
5.00%, 11/1/39, Pre-refunded 11/1/24 @ 100	220,000	256,234
		945,589
Missouri (2.5%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100 (b)	1,150,000	1,278,927

New Jersey (8.1%):
New Jersey Economic Development Authority Biomedical Research Facilities Revenue Bonds, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @100	885,000	1,053,318
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00%, 6/15/28, Continuously Callable @100	1,000,000	1,175,280
Series BB, 3.50%, 6/15/46, Continuously Callable @100	200,000	210,510
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,750,530
		4,189,638
New York (12.7%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Revenue Bonds, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @100	1,545,000	1,801,115
Metropolitan Transportation Authority Revenue, Series D-3, 4.00%, 11/15/49, Continuously Callable @100	500,000	554,305
New York Counties Tobacco Trust II Revenue Bonds, 5.75%, 6/1/43, Continuously Callable @100	200,000	200,734
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @100 (c)	500,000	497,845
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 12/1/32, Continuously Callable @100	1,000,000	1,111,020
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	2,000,000	2,314,940
		6,479,959
North Carolina (5.4%):
City of Charlotte Certificate of Participation, 4.00%, 6/1/49, Continuously Callable @100	1,670,000	1,914,772
North Carolina Medical Care Commission Revenue, Series A, 4.00%, 10/1/50, Continuously Callable @103	350,000	376,201
North Carolina Medical Care Commission Revenue Bonds, Series A, 4.00%, 9/1/50, Continuously Callable @100	500,000	524,785
		2,815,758
Ohio (7.3%):
Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series B-2, 5.00%, 6/1/55, Continuously Callable @100	1,000,000	1,126,040
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103	500,000	571,235
County of Hardin Economic Development Facilities Revenue Bonds, 5.00%, 5/1/30, Continuously Callable @103	350,000	376,971
Logan Elm Local School District General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @100	1,500,000	1,671,900
		3,746,146

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Tax-Exempt Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Oregon (0.4%):
Oregon State Lottery Revenue Bonds, Series A, 5.25%, 4/1/30, Continuously Callable @100	$205,000	$205,467

Pennsylvania (5.3%):
Philadelphia School District, GO, Series A, 5.00%, 9/1/44, Continuously Callable @100	1,000,000	1,226,900
The School District of Philadelphia, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,200,000	1,474,116
		2,701,016
Texas (1.5%):
New Hope Cultural Education Facilities Finance Corp. Revenue, 5.00%, 7/1/47, Continuously Callable @102	500,000	449,935
Port of Port Arthur Navigation District Revenue, Series B, 0.08%, 4/1/40, Continuously Callable @100 (a)	300,000	300,000
		749,935
Utah (3.5%):
Jordanelle Special Service District, Series C, 12.00%, 8/1/30, Continuously Callable @100 (b)	600,000	601,998
Utah Infrastructure Agency Revenue Bonds, Series A, 5.00%, 10/15/40, Continuously Callable @100	1,000,000	1,159,330
		1,761,328
Total Municipal Bonds (Cost $47,114,062)		50,819,167
Total Investments (Cost $47,114,062) — 98.8%		50,819,167
Other assets in excess of liabilities — 1.2%		618,350
NET ASSETS - 100.00%		$51,437,517

(a)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $2,378,770 and amounted to 4.6% of net assets.

(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 1.0% of net assets.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority

Victory Portfolios	Schedule of Portfolio Investments
Victory High Income Municipal Bond Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.6%)
Arizona (0.7%):
La Paz County IDA Revenue, 4.00%, 2/15/51, Continuously Callable @100	$280,000	$304,828

California (2.9%):
California County Tobacco Securitization Agency Revenue Bonds, Series B-1, 5.00%, 6/1/49, Continuously Callable @100	250,000	304,198
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @100	1,000,000	1,033,550
		1,337,748
District of Columbia (1.7%):
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, 6.50%, 5/15/33	715,000	782,753

Florida (6.2%):
Escambia County Health Facilities Authority Revenue Bonds, 3.00%, 8/15/50, Continuously Callable @100	1,000,000	1,006,230
Florida Development Finance Corp. Revenue, 4.00%, 7/1/55, Continuously Callable @100	500,000	528,780
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @100	1,225,000	1,315,099
		2,850,109
Illinois (15.2%):
Chicago Board of Education Revenue Bonds, 6.00%, 4/1/46, Continuously Callable @100	1,500,000	1,770,914
Chicago General Obligation Refunding Bonds, Series 2015 C, 5.00%, 1/1/38, Continuously Callable @100	1,000,000	1,103,970
City of Chicago General Obligation Bonds, Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,183,420
Illinois Finance Authority Revenue Bonds, 4.75%, 10/15/40, (Put Date 8/01/30) (a)(b)	500,000	523,740
Illinois General Obligation Bonds
5.50%, 7/1/33, Continuously Callable @100	1,000,000	1,075,240
5.50%, 7/1/38, Continuously Callable @100	1,250,000	1,341,438
		6,998,722
Indiana (3.5%):
Indiana Finance Authority Revenue Bonds
4.13%, 12/1/26	1,000,000	1,055,030
Series A, 5.00%, 7/1/55, Continuously Callable @100	500,000	540,765
		1,595,795
Iowa (2.4%):
Iowa Finance Authority Revenue, Series A, 5.00%, 5/15/48, Continuously Callable @100	500,000	565,265
Iowa Finance Authority Revenue Bonds, Series A-1, 4.00%, 5/15/55, Continuously Callable @103	500,000	542,940
		1,108,205
Maryland (0.5%):
Maryland Economic Development Corp. Revenue Bonds, 4.25%, 7/1/50, Continuously Callable @100	200,000	219,738

Massachusetts (2.8%):
Massachusetts Development Finance Agency Revenue, 4.00%, 10/1/32, Continuously Callable @105 (a)	300,000	323,217
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J
Series 2011, 5.63%, 7/1/28, Continuously Callable @100	275,000	277,478
Series 2011, 5.63%, 7/1/29, Continuously Callable @100	560,000	565,029

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Series 2011, 5.63%, 7/1/33, Continuously Callable @100	$140,000	$141,242
		1,306,966
Missouri (1.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100 (a)	500,000	556,055

New Hampshire (2.9%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	500,000	542,855
New Hampshire Business Finance Authority Revenue Bonds, Series B, 3.75%, 7/1/45, (Put Date 7/02/40) (a)(b)	750,000	770,700
		1,313,555
New Jersey (7.2%):
New Jersey Economic Development Authority Revenue Bonds, Series S, 4.00%, 6/15/50, Continuously Callable @100	450,000	501,170
New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @100	1,000,000	1,159,070
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 5.00%, 7/1/33, Continuously Callable @100	500,000	579,075
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @100	540,000	554,812
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series BB, 3.50%, 6/15/46, Continuously Callable @100	500,000	526,275
		3,320,402
New Mexico (1.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49, Continuously Callable @102	500,000	553,335

New York (8.5%):
Huntington Local Development Corp. Revenue, Series S, 3.00%, 7/1/25	500,000	500,115
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (b)	365,000	460,637
Series D-3, 4.00%, 11/15/49, Continuously Callable @100	500,000	554,305
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @100 (a)(d)	1,000,000	995,690
New York State Dormitory Authority Revenue Bonds, 4.00%, 7/1/40, Continuously Callable @100	200,000	213,414
New York Transportation Development Corp. Revenue Bonds, 5.00%, 10/1/40, Continuously Callable @100	750,000	911,610
Onondaga Civic Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100	250,000	250,853
		3,886,624
North Carolina (3.9%):
North Carolina Medical Care Commission Revenue Bonds, 5.00%, 10/1/50, Continuously Callable @103	250,000	271,620
University of North Carolina Hill Revenue Bonds, 5.00%, 2/1/49	1,000,000	1,497,119
		1,768,739
North Dakota (2.2%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue Bonds, 5.00%, 12/1/36, Continuously Callable @100	1,000,000	1,021,950

Ohio (4.0%):
Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series B-2, 5.00%, 6/1/55, Continuously Callable @100	1,000,000	1,126,040
County of Hardin Revenue Bonds, 5.50%, 5/1/50, Continuously Callable @103	500,000	520,350

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	March 31, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Northeast Ohio Medical University Revenue Bonds, Series A, 4.00%, 12/1/45, Continuously Callable @100	$225,000	$242,046
		1,888,436
Oklahoma (0.0%):(c)
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Bonds, Series 2012, 6.00%, 1/1/32, Continuously Callable @100 (d)	1,885,000	21,037

Oregon (1.4%):
Clackamas County Hospital Facility Authority Revenue Bonds
Series A, 5.00%, 11/15/52, Continuously Callable @102	500,000	544,385
Series A, 5.38%, 11/15/55, Continuously Callable @102	100,000	106,827
		651,212
Pennsylvania (1.2%):
Bucks County IDA Revenue, 5.00%, 7/1/54, Continuously Callable @100	500,000	574,385

South Carolina (3.9%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016 A-1, 5.00%, 12/1/37, Continuously Callable @100	1,675,000	1,756,974

South Dakota (1.2%):
Oglala Sioux Tribe, Series 2012, 5.00%, 10/1/22, Callable 5/10/21 @ 100 (a)	545,000	545,554

Texas (6.8%):
New Hope Cultural Education Facilities Finance Corp. Revenue, 5.00%, 7/1/47, Continuously Callable @102	1,000,000	688,310
Port of Port Arthur Navigation District Revenue
Series A, 0.08%, 4/1/40, Continuously Callable @100 (e)	700,000	700,000
Series C, 0.10%, 4/1/40, Continuously Callable @100 (e)	600,000	600,000
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC - Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @100	1,000,000	1,137,900
		3,126,210
Utah (7.0%):
Jordanelle Special Service District, Series C, 12.00%, 8/1/30, Continuously Callable @100 (a)	1,337,656	1,342,110
Utah Charter School Finance Authority Revenue Bonds, 2.75%, 4/15/50, Continuously Callable @100	525,000	526,969
Utah Infrastructure Agency Revenue Bonds, Series A, 5.38%, 10/15/40, Continuously Callable @100	1,150,000	1,365,843
		3,234,922
Vermont (0.6%):
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	250,000	264,655

West Virginia (2.2%):
The County Commission of Monongalia County, WV Special District Excise Tax Revenue Bonds, Series 2017 A, 5.75%, 6/1/43, Continuously Callable @100 (a)	1,000,000	1,027,310

Wisconsin (2.3%):
Public Finance Authority Revenue Bonds
Series A, 5.25%, 3/1/55, Continuously Callable @100 (a)	500,000	532,580
Series A, 5.00%, 7/1/55, Continuously Callable @100 (a)	500,000	510,505
		1,043,085
Total Municipal Bonds (Cost $41,172,597)		43,059,304
Exchange-Traded Funds (5.2%)
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	8,000	474,640

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
VanEck Vectors High-Yield Municipal Index ETF	31,000	$1,926,650
Total Exchange-Traded Funds (Cost $2,310,942)		2,401,290
Total Investments (Cost $43,483,539) — 98.8%		45,460,594
Other assets in excess of liabilities — 1.2%		541,201
NET ASSETS - 100.00%		$46,001,795

(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $7,127,461 and amounted to 15.5% of net assets.

(b)	Put Bond.
(c)	Amount represents less than 0.05% of net assets.
(d)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 2.2% of net assets.
(e)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF—Exchange-Traded Fund
IDA—Industrial Development Authority
LLC—Limited Liability Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Floating Rate Fund	March 31, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%)(a)
Consumer Discretionary (0.0%):
Men’s Wearhouse, Inc.	51,299	$38,474

Total Common Stocks (Cost $192,371)		38,474
Warrants (0.0%)(a)
Communication Services (0.0%):
Cineworld	377,856	311,981

Total Warrants (Cost $–)		311,981
Senior Secured Loans (81.8%)
84 Lumber Co., Term B-1 Loans, First Lien, 3.75% (LIBOR01M+300bps), 11/13/26 (b)(c)	$7,000,000	6,987,750
AAdvantage Loyalty IP Ltd, Initial Term Loan, First Lien, 3/10/28 (b)(c)	8,500,000	8,699,240
Acrisure, LLC, Term Loan B 2020, First Lien, 3.61% (LIBOR01M+350bps), 2/15/27 (b)(c)	13,384,466	13,206,052
Admi Corp., Amendment No. 4 Refinancing Term Loans, First Lien, 3.75% (LIBOR01M+325bps), 12/23/27 (b)(c)	13,500,000	13,368,781
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 5.25% (LIBOR06M+425bps), 3/14/25 (b)	4,911,392	4,877,209
Air Methods Corp., Initial Term Loans, First Lien, 4.50% (LIBOR03M+350bps), 4/21/24 (b)	10,900,440	10,536,693
Aldevron LLC, Term Loan B, First Lien, 4.25% (LIBOR01M+325bps), 10/11/26 (b)	7,147,900	7,135,963
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 4.25% (LIBOR03M+350bps), 10/8/27 (b)	8,578,500	8,557,912
Alphabet Holding Co., Inc., Initial Term Loan Second Lien, 7.86% (LIBOR01M+775bps), 8/15/25 (b)	4,950,000	4,952,673
Alphabet Holding Co., Inc., Term Loan B, First Lien, 3.61% (LIBOR01M+350bps), 9/28/24 (b)(c)	10,396,248	10,306,944
American Axle & Manufacturing, Inc., Term Loan B, First Lien, 3.00% (LIBOR01M+225bps), 4/6/24 (b)	5,510,156	5,476,599
Amneal Pharmaceuticals LLC, Initial Term Loans, First Lien, 3.63% (LIBOR01M+350bps), 3/23/25 (b)	7,736,670	7,586,114
Anchor Packaging LLC, Initial Term Loans, First Lien, 4.11% (LIBOR01M+400bps), 7/18/26 (b)	8,940,853	8,940,853
AOT Packaging Products Acquisition Co. LLC, Closing Date Initial Term Loans, First Lien, 1/29/28 (b)(c)	8,571,920	8,482,601
AOT Packaging Products Acquisition Co. LLC, Delayed Draw Term Loan Commitment, First Lien, 1/29/28 (b)(c)	1,928,080	1,907,989
Asurion, LLC, Term B7, First Lien, 3.11% (LIBOR01M+300bps), 11/3/24 (b)	3,830,226	3,812,875
Athenahealth, Inc., Additional Term B-1, First Lien, 4.45% (LIBOR03M+425bps), 2/11/26 (b)	12,500,000	12,510,375
Blount International, Inc., Initial Term Loan Repricing, First Lien, 4.75% (LIBOR01M+375bps), 4/12/23 (b)	5,821,013	5,828,289
Boyd Gaming Corp., Refinancing Term B Loans, First Lien, 2.33% (LIBOR01M+225bps), 9/15/23 (b)	4,511,284	4,497,660
Brand Energy and Infrastructure Services, Inc., Initial Term Loan, First Lien, 5.25% (LIBOR02M+425bps), 6/21/24 (b)	60,026	59,029

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Brand Energy and Infrastructure Services, Inc., Initial Term Loan, First Lien, 5.25% (LIBOR03M+425bps), 6/21/24 (b)	$7,643,328	$7,516,296
Brookfield Property REIT, Inc., Initial Term B Loans, First Lien, 2.61% (LIBOR01M+250bps), 8/24/25 (b)	10,000,000	9,539,300
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien, 9.19% (LIBOR03M+900bps), 5/15/26 (b)	3,000,000	1,650,000
BWAY Holding Co., Initial Term Loan, First Lien, 3.41% (LIBOR03M+325bps), 4/3/24 (b)	9,974,093	9,749,677
Caesars Resort Collection, LLC, Term B-1 Loans, First Lien, 4.61% (LIBOR01M+450bps), 6/19/25 (b)	7,967,481	7,977,441
Calpine Corp., 2020 Term Loans, First Lien, 2.62% (LIBOR01M+250bps), 12/16/27 (b)	2,987,631	2,966,837
Chassix, Inc., Term Loan B, First Lien, 6.50% (LIBOR03M+550bps), 11/10/23 (b)	1,854,079	1,752,105
Chassix, Inc., Term Loan B, First Lien, 6.50% (LIBOR06M+550bps), 11/10/23 (b)	2,001,299	1,891,227
CIBT Holdings, Inc., Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 6/1/24 (b)	3,810,714	3,108,133
CityCenter Holdings LLC, Term B Loan, First Lien, 3.00% (LIBOR01M+225bps), 4/18/24 (b)	9,974,093	9,838,346
CLARIOS GLOBAL LP, Term B-1, First Lien, 3.35% (LIBOR01M+325bps), 4/30/26 (b)	8,765,531	8,666,919
Consolidated Communications, Inc., Initial Term Loan, First Lien, 10/2/27 (b)	4,644,610	4,642,194
Cornerstone Building Brands, Inc., Term Loan B, First Lien, 4/12/28 (b)(c)	3,000,000	2,985,000
CP ATLAS BUYER, Inc., Term B Loans, First Lien, 4.25% (LIBOR06M+375bps), 11/23/27 (b)(c)	14,000,000	13,897,239
CPM Holdings, Inc., 2nd Lien Initial Term Loans, Second Lien, 8.37% (LIBOR01M+825bps), 11/16/26 (b)	2,000,000	1,954,000
CPM Holdings, Inc., Initial Term Loans, First Lien, 3.62% (LIBOR01M+350bps), 11/17/25 (b)	2,932,498	2,849,655
Crown Finance US, Inc., Initial Term B-1 Loan, First Lien, 7.00% (LIBOR+700bps), 5/23/24 (b)	1,150,591	1,451,183
Dayco Products LLC, Term Loans, First Lien, 4.44% (LIBOR03M+425bps), 5/19/24 (b)	7,700,000	6,957,489
Delta 2 (Lux) S.a.r.l., New Term Loan B, First Lien, 3.50% (LIBOR01M+250bps), 2/1/24 (b)(c)	8,000,000	7,912,480
DELTA AIR LINES, Inc., and SKYMILES IP LTD, Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 9/16/27 (b)	7,500,000	7,867,500
Dole Food Company, Inc., Tranche B Term Loan, First Lien, 3.75% (LIBOR01M+275bps), 4/6/24 (b)	10,729,133	10,718,725
Dole Food Company, Inc., Tranche B Term Loan, First Lien, 5.00% (Prime+175bps), 3/24/24	110,507	110,399
Dynasty Acquisition Co., Inc., 2020 Specified Refi Term B-1 Loans, First Lien, 3.75% (LIBOR03M+350bps), 4/8/26 (b)	5,533,438	5,353,878
Endo Luxembourg Finance Co. I S.a.r.l., Term B-1, First Lien, 3/11/28 (b)(c)	4,500,000	4,449,375
Endo Luxembourg Finance Co. I S.a.r.l.,Term B-1, First Lien, 5.75% (LIBOR01M+500bps), 4/29/24 (b)	10,890,725	10,768,205
Engineered Machinery Holdings, Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+300bps), 7/19/24 (b)	3,733,275	3,715,393

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
ENTERCOM MEDIA Corp., New Term Loan, First Lien, 2.61% (LIBOR01M+250bps), 11/17/24 (b)(c)	$14,242,019	$13,910,892
First Brands Group LLC, 2021 Term Loans, First Lien, 3/24/27 (b)(c)	5,000,000	4,993,750
First Brands Group LLC, Tranche B-3 Term Loan, First Lien, 8.50% (LIBOR03M+750bps), 2/2/24 (b)(c)	10,399,840	10,564,469
Forterra Finance LLC, Replacement Term Loan, First Lien, 4.00% (LIBOR01M+300bps), 10/25/23 (b)	8,490,118	8,492,241
Froneri International Ltd., Facility B2 Loan, First Lien, 2.36% (LIBOR01M+225bps), 1/31/27 (b)	6,952,475	6,852,012
Gates Global LLC, Initial B-3 Dollar Term Loan, First Lien, 3.50% (LIBOR01M+275bps), 3/31/27 (b)(c)	11,024,214	10,987,503
Global Medical Response, Inc., 2020 Term Loan, First Lien, 5.75% (LIBOR06M+475bps), 10/2/25 (b)	4,987,500	4,967,550
Golden Nugget, Inc., Senior Secured Term Loan, First Lien, 3.25% (LIBOR02M+250bps), 10/4/23 (b)	11,055,870	10,870,684
Graham Packaging Co., Inc., New term Loans, First Lien, 8/4/27 (b)(c)	4,000,000	3,972,280
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (b)(c)	11,857,627	11,775,454
Great Outdoors Group LLC, Term B-1 Loan, First Lien, 5.00% (LIBOR01M+425bps), 2/26/28 (b)(c)	16,962,500	16,970,981
GTT Communications B.V., Delayed Draw Term Loan, First Lien, 6.00% (LIBOR01M+500bps), 12/31/21 (b)	516,906	524,014
Gulf Finance, LLC, Term Loan B, First Lien, 6.25% (LIBOR01M+525bps), 8/25/23 (b)	3,984,413	3,289,970
Hillman Group, Inc., Delayed Draw Term loan, First Lien, 2/24/28 (b)(c)	1,603,376	1,594,028
Hillman Group, Inc., Term Loan B, First Lien, 4.11% (LIBOR01M+400bps), 5/31/25 (b)	5,946,584	5,936,356
Hillman Group, Inc., Term Loan B1, First Lien, 2/24/28 (b)(c)	1,202,532	1,195,521
Hillman Group, Inc., Term Loan B1, First Lien, 2/24/28 (b)(c)	6,694,093	6,655,066
Holley Purchaser, Inc., Initial Term Loan, First Lien, 5.21% (LIBOR03M+500bps), 10/26/25 (b)	7,063,831	7,017,917
Hub International Ltd., Term Loan B, First Lien, 3.22% (LIBOR03M+300bps), 4/25/25 (b)	10,286,058	10,134,133
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien, 4.75% (LIBOR01M+400bps), 5/1/26 (b)	4,982,437	4,983,982
iHeartCommunications, Inc., Term Loans, First Lien, 3.11% (LIBOR01M+300bps), 5/1/26 (b)(c)	12,431,253	12,270,020
Ineos U.S Petrochem LLC, 2026 Tranche B Dollar Term Loans, First Lien, 3.25% (LIBOR01M+275bps), 1/29/26 (b)	8,000,000	7,970,000
Innio North America Holding, Inc., Facility B USD, First Lien, 3.23% (LIBOR06M+300bps), 11/6/25 (b)	8,916,589	8,619,399
Intelsat Jackson Holdings S.A., DIP Term Loan Commitment, First Lien, 6.50% (LIBOR03M+550bps), 7/13/21 (b)	4,172,613	4,216,425
Intelsat Jackson Holdings S.A.,Term B-3, First Lien, 8.00% (Prime+475bps), 11/27/23 (b)(d)	6,750,000	6,851,250
Janus International Group LLC, Amendment No 3 Refinancing Term Loans, First Lien, 4.25% (LIBOR02M+325bps), 2/15/25 (b)	5,886,919	5,869,729

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Jo-Ann Stores LLC, Loan, First Lien, 6.00% (LIBOR03M+500bps), 10/16/23 (b)	$15,000,000	$14,933,099
Kindred Healthcare LLC., Term Loan New, First Lien, 4.63% (LIBOR01M+450bps), 7/2/25 (b)	8,865,000	8,865,000
LABL, Inc., Term B USD Facility, First Lien, 4.11% (LIBOR01M+400bps), 7/2/26 (b)	6,425,946	6,403,455
LBM Acquisition LLC, Delayed Draw Term Loan, First Lien, 12/8/27 (b)(c)	1,212,121	1,206,279
LBM Acquisition LLC, Initial Term Loan, First Lien, 4.50% (LIBOR01M+375bps), 12/17/27 (b)	5,454,545	5,428,255
Leslie’s Poolmart, Inc., Term Loan B, First Lien, 3/8/28 (b)(c)	7,000,000	6,953,310
Leslie’s Poolmart, Inc., Tranche B Term Loans, First Lien, 3.25% (LIBOR01M+275bps), 8/16/23 (b)	5,593,109	5,555,803
LIFE TIME, Inc., 2021 Refinancing Term Loan, First Lien, 12/15/24 (b)(c)	5,000,000	4,987,500
Lifepoint Health, Inc., Term B Loans, First Lien, 3.86% (LIBOR01M+375bps), 11/16/25 (b)	4,934,991	4,920,877
LifeScan Global Corp., Initial Term Loan, First Lien, 6.24% (LIBOR03M+600bps), 6/19/24 (b)	3,033,000	2,938,340
LifeScan Global Corp., Initial Term Loan, Second Lien, 9.74% (LIBOR03M+950bps), 6/19/25 (b)	2,250,000	2,025,000
Meredith Corp., Term B-2 Facility, First Lien, 1/31/25 (b)(c)	5,000,000	4,939,400
Meredith Corp., Tranche B-3 Term Loans, First Lien, 5.25% (LIBOR03M+425bps), 1/31/25 (b)	10,433,712	10,579,367
MHI Holdings, LLC, Initial Term Loans, First Lien, 5.11% (LIBOR01M+500bps), 9/20/26 (b)	8,902,405	8,920,031
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 6.25% (LIBOR03M+525bps), 6/20/27 (b)	11,000,000	11,675,510
Momentive Performance Materials, Inc., Initial Dollar Term Loan, First Lien, 3.37% (LIBOR01M+325bps), 5/15/24 (b)	5,710,729	5,610,791
Navicure, Inc., Initial Term Loans, First Lien, 4.11% (LIBOR01M+400bps), 10/22/26 (b)	6,467,418	6,463,408
Navistar, Inc., Tranche B Term Loan, First Lien, 3.62% (LIBOR01M+350bps), 11/6/24 (b)	9,969,242	9,966,750
Northriver Midstream Finance LP, Initial Term Loan B, First Lien, 10/1/25 (b)(c)	2,000,000	1,970,320
Ortho-Clinical Diagnostics, Inc., Term Loan B New, First Lien, 3.36% (LIBOR01M+325bps), 5/22/25 (b)	5,097,949	5,086,479
Packaging Coordinators Midco, Inc., Term B Loans, First Lien, 4.50% (LIBOR06M+375bps), 12/1/27 (b)	6,500,000	6,491,875
Park River Holdings, Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 1/20/28 (b)	10,000,000	9,931,300
Peraton Corp., Term Loan B, First Lien, 4.50% (LIBOR02M+375bps), 2/1/28 (b)	4,166,807	4,163,349
Peraton Corp., Term Loan B, First Lien, 2/24/28 (b)(c)	7,333,193	7,327,106
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 3/4/28 (b)(c)	18,350,000	18,266,875
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (b)	8,750,000	8,729,875

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
PetSmart, Inc., Initial Term Loans, First Lien, 2/12/28 (b)(c)	$9,000,000	$8,979,300
PG&E CORP, TL, First Lien, 3.50% (LIBOR01M+300bps), 6/23/25 (b)	10,932,462	10,908,520
Pluto Acquisition I, Inc., 2020 Incremental Term Loans, First Lien, 5.50% (LIBOR01M+500bps), 6/20/26 (b)	997,500	997,500
Pluto Acquisition I, Inc., Term Loan B Reprice, First Lien, 4.61% (LIBOR01M+450bps), 6/20/26 (b)	7,417,500	7,398,956
Ply Gem Midco, Inc., Term Loan, First Lien, 3.86% (LIBOR01M+375bps), 4/14/25 (b)	8,812,437	8,797,015
Presidio Holdings, Inc., Term Loan B, First Lien, 3.72% (LIBOR03M+350bps), 12/19/26 (b)(c)	3,994,975	3,979,993
Radiology Partners, Inc., Term Loan New, First Lien, 5.29% (LIBOR12M+425bps), 7/9/25 (b)	4,247,670	4,210,503
Radiology Partners, Inc., Term Loan New, First Lien, 4.36% (LIBOR01M+425bps), 7/9/25	4,954,132	4,910,784
Rent-A-Center, Initial Term Loans, First Lien, 4.75% (LIBOR01M+400bps), 1/17/28 (b)	8,200,000	8,234,194
Revint Intermediate II LLC, Initial Term Loans, First Lien, 5.75% (LIBOR01M+500bps), 10/15/27 (b)	10,000,000	10,016,700
Reynolds Group Holdings Inc., 2017 Incremental US Term Loans, First Lien, 2.86% (LIBOR01M+275bps), 2/5/23 (b)	1,122,333	1,116,901
Reynolds Group Holdings, Inc., Tranche B-2 U.S. Term Loans, First Lien, 3.36% (LIBOR01M+325bps), 2/16/26 (b)	6,982,500	6,898,710
Robertshaw US Holding Corp., 2nd Lien Initial Term Loans, Second Lien, 9.00% (LIBOR01M+800bps), 2/15/26 (b)	4,000,000	3,426,680
Robertshaw US Holding Corp., Term Loan B, First Lien, 4.50% (LIBOR01M+350bps), 2/28/25 (b)	5,945,000	5,579,383
Ryan Specialty Group LLC, TL, First Lien, 4.00% (LIBOR01M+325bps), 9/1/27 (b)	7,967,481	7,954,176
Sabert Corp., Initial Term Loans, First Lien, 5.50% (LIBOR01M+450bps), 12/10/26 (b)	7,802,331	7,792,578
Scientific Games International, Inc., Term Loan B-5, First Lien, 8/14/24 (b)(c)	8,000,000	7,839,440
SIWF Holdings, Inc., Initial Term Loan, First Lien, 4.36% (LIBOR01M+425bps), 6/15/25 (b)	9,851,773	9,798,377
SIWF Holdings, Inc., Initial Term Loan, Second Lien, 8.61% (LIBOR01M+850bps), 5/26/26 (b)	1,500,000	1,492,500
Spectacle Gary Holdings LLC, Closing Date Term Loan, First Lien, 11.00% (LIBOR03M+900bps), 12/23/25 (b)	5,594,595	6,098,108
Spectacle Gary Holdings LLC, Delayed Draw Term Loan Commitment, First Lien, 11.00% (LIBOR03M+900bps), 12/23/25 (b)	405,405	441,892
SRS Distribution, Inc., First Amendment Incremental Term Loans, First Lien, 4.36% (LIBOR01M+425bps), 5/23/25 (b)	2,468,750	2,456,406
SRS Distribution, Inc., Initial Term Loans, First Lien, 3.11% (LIBOR01M+300bps), 5/19/25 (b)(c)	6,900,000	6,801,399
Standard Aero Ltd., 2020 SPCFD Refi Term B-2 Loans, First Lien, 3.75% (LIBOR03M+350bps), 4/8/26 (b)	2,974,967	2,878,429
Station Casinos LLC, Term B-1 Facility Loans, First Lien, 2.50% (LIBOR01M+225bps), 2/8/27 (b)(c)	14,466,382	14,219,729
Surgery Center Holdings, Inc., Initial Term Loans, First Lien, 4.25% (LIBOR01M+325bps), 8/31/24 (b)(c)	12,044,775	11,914,933

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Tailwind Smith Cooper Intermediate Corp., 2nd Lien Initial Term Loans, Second Lien, 9.12% (LIBOR01M+900bps), 5/28/27 (b)	$3,000,000	$2,529,690
Tailwind Smith Cooper Intermediate Corp., Initial Term Loans, First Lien, 5.12% (LIBOR01M+500bps), 5/28/26 (b)	4,925,000	4,805,569
Team Health Holdings, Inc., Initial Term Loans, First Lien, 3.75% (LIBOR01M+275bps), 2/6/24 (b)	9,633,387	8,935,544
TENNECO, Inc., Tranche B Term Loan, First Lien, 3.11% (LIBOR01M+300bps), 10/1/25 (b)	8,356,262	8,128,554
The Enterprise Development Authority, Term Loan B, First Lien, 2/19/28 (b)(c)	11,250,000	11,278,125
The Men’s Wearhouse LLC, Term Loan, First Lien, 3.25% (LIBOR03M+225bps), 12/1/25 (b)	2,727,093	2,072,590
Thor Industries, Inc., Term Loan B, First Lien, 3.13% (LIBOR01M+300bps), 2/1/26 (b)	8,753,496	8,754,896
Titan Acquisition Ltd., Initial Term Loan, First Lien, 3.27% (LIBOR06M+300bps), 3/28/25 (b)	4,842,841	4,737,896
TransDigm, Inc., Tranche F Refinancing Term Loan, First Lien, 2.36% (LIBOR01M+225bps), 12/9/25 (b)	11,969,697	11,710,313
Traverse Midstream Partners LLC, Advance, First Lien, 6.50% (LIBOR01M+550bps), 9/27/24 (b)	4,960,764	4,913,636
TRUCK HERO, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 1/20/28 (b)	9,000,000	8,971,290
U.S. Renal Care, Inc., Initial Term Loan, First Lien, 6/26/26 (b)	9,937,424	9,872,235
Univision Communications, Inc., 2020 Replacement New First-Lien Term Loans, First Lien, 4.75% (LIBOR01M+375bps), 3/24/26 (b)(c)	11,882,295	11,862,094
USI, Inc., 2017 New Term Loans, First Lien, 3.25% (LIBOR03M+300bps), 5/16/24 (b)(c)	12,730,683	12,578,424
Utz Quality Foodz LLC, 2021 New Term Loans, First Lien, 3.11% (LIBOR01M+300bps), 1/20/28 (b)	7,980,000	7,961,726
Verscend Holding Corp, Term B Loans, First Lien, 4.61% (LIBOR01M+450bps), 8/10/25 (b)	6,877,731	6,869,959
Verscend Holding Corp., New Term Loan B-1 Facility, First Lien, 8/27/25 (b)(c)	1,000,000	998,870
Vertex Aerospace Services Corp., Term Loan, First Lien, 4.09% (LIBOR01M+400bps), 6/29/27 (b)	6,925,000	6,920,707
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.00% (LIBOR01M+325bps), 10/30/27 (b)(c)	11,975,000	11,960,031
Welbilt, Inc., Facility TL, First Lien, 2.61% (LIBOR01M+250bps), 10/23/25 (b)(c)	12,000,000	11,460,000
Westjet Airlines Ltd, Initial Term Loan, First Lien, 4.00% (LIBOR06M+300bps), 12/11/26 (b)	9,974,747	9,666,129
WHITE CAP BUYER LLC, Initial Closing Date Term Loan, First Lien, 4.50% (LIBOR06M+400bps), 10/19/27 (b)	7,481,250	7,462,547
Wireco Worldgroup, Inc., Term Loans, First Lien, 6.00% (LIBOR06M+500bps), 9/30/23 (b)	9,973,890	9,705,892
WP CPP Holdings, LLC, Term Loan Second Lien, Second Lien, 8.75% (LIBOR03M+775bps), 4/30/26 (b)	2,000,000	1,763,340
WP CPP Holdings, LLC, Term Loans, First Lien, 4.75% (LIBOR01M+375bps), 4/30/25 (b)	9,912,183	9,627,207

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Zaxby’s Operating Co. LP, Second Lien Initial Loans, 7.25% (LIBOR01M+650bps), 12/8/28 (b)	$6,000,000	$6,060,000
Total Senior Secured Loans (Cost $1,044,134,732)		1,040,595,947
Corporate Bonds (9.9%)
Consumer Discretionary (2.9%):
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (e)	5,000,000	5,274,900
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (e)(f)	10,000,000	5,252,800
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (e)	6,000,000	5,976,480
Michaels Stores, Inc., 8.00%, 7/15/27 (e)	5,000,000	5,533,600
Scientific Games International, Inc.
8.63%, 7/1/25, Callable 7/1/22 @ 104.31 (e)	1,000,000	1,086,810
8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (e)	6,000,000	6,451,679
Tenneco, Inc.
5.00%, 7/15/26, Callable 7/15/21 @ 102.5	3,840,000	3,642,009
7.88%, 1/15/29, Callable 1/15/24 @ 103.94 (e)	2,160,000	2,427,430
		35,645,708
Energy (1.0%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24, Callable 4/26/21 @ 102.69	3,000,000	3,031,110
Antero Resources Corp.
5.63%, 6/1/23, Callable 5/10/21 @ 101.41	1,000,000	1,003,230
8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (e)	5,000,000	5,510,500
Occidental Petroleum Corp., 5.50%, 12/1/25, Callable 9/1/25 @ 100	1,500,000	1,583,355
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	2,000,000	2,035,600
		13,163,795
Financials (2.4%):
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24 (e)	2,500,000	2,702,475
Compass Group Diversified Holdings LLC
8.00%, 5/1/26 (e)(f)	5,000,000	5,230,750
5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (e)	4,000,000	4,195,280
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (e)(f)	6,500,000	7,235,605
White Capital Parent LLC PIK, 8.25%, 3/15/26, Callable 3/15/22 @ 102 (e)(g)	2,250,000	2,344,635
Wolverine Escrow LLC
9.00%, 11/15/26, Callable 11/15/22 @ 106.75 (e)	4,453,000	4,450,506
13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (e)	4,750,000	3,990,333
		30,149,584
Health Care (2.0%):
Air Methods Corp., 8.00%, 5/15/25, Callable 5/10/21 @ 104 (e)(f)	1,250,000	1,181,013
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28, Callable 6/30/23 @ 104.5 (e)	10,000,000	8,211,700
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.38%, 6/1/25, Callable 6/1/22 @ 103.69 (e)(f)	1,196,000	1,286,011
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (e)(f)	2,500,000	2,736,625
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (e)	500,000	552,270
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 4/26/21 @ 101.59 (e)	4,000,000	3,534,800
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (e)	7,000,000	7,288,610
		24,791,029
Industrials (1.4%):
American Airlines, Inc., 11.75%, 7/15/25 (e)	6,000,000	7,416,840

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 5/10/21 @ 100 (e)	$4,000,000	$4,005,000
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (e)	4,000,000	4,380,480
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (e)(f)	3,000,000	3,158,310
		18,960,630

Information Technology (0.2%):
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (e)	2,500,000	2,750,375

Total Corporate Bonds (Cost $121,355,181)		125,461,121
Yankee Dollars (1.1%)
Energy (0.6%):
Husky Holding Ltd. PIK, 13.00%, 2/15/25, Callable 5/10/21 @ 109.75 (e)(f)(g)	4,500,000	4,912,740
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25 (e)	2,000,000	2,092,001
		7,004,741
Industrials (0.3%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 4/20/21 @ 102.5 (e)(f)	4,000,000	4,081,960

Materials (0.2%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 5/10/21 @ 103.88 (e)(f)	2,500,000	2,602,675
Total Yankee Dollars (Cost $12,920,123)		13,689,376
Total Investments (Cost $1,178,602,407) — 92.8%		1,180,096,899
Other assets in excess of liabilities — 7.2%		92,241,502
NET ASSETS - 100.00%		$1,272,338,401

(a)	Amount represents less than 0.05% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2021.
(c)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(d)	Defaulted security.
(e)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $127,855,193 and amounted to 10.0% of net assets.

(f)	All or a portion of the security has been segregated as collateral for securities purchased on a when-issued basis.
(g)	All of the coupon is paid in kind.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PIK—Payment-in-Kind
PLC—Public Limited Company
PRIME—U.S. Prime Rate
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Income Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (1.2%)
Commonbond Student Loan Trust, Series 2021-AGS, Class A, 1.20%, 8/25/50, Callable 6/25/29 @ 100 (a)	$300,000	$299,260
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, 3/26/46, Callable 3/25/24 @ 100 (a)	500,000	497,109
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/48, Callable 5/25/21 @ 100 (a)	293,250	294,538
Total Asset-Backed Securities (Cost $1,099,883)		1,090,907
Collateralized Mortgage Obligations (7.3%)
AIMCO CLO, Series 2017-AA, Class DR (US0003M+315bps), 4/20/34 (a)(b)(c)	400,000	399,958
AIMCO CLO 14 Ltd., Series 2021-14A, Class D (US0003M+290bps), 4/20/34 (a)(b)(c)	800,000	800,082
Battalion CLO XIX Ltd., Series 2021-19A, Class D (US0003M+325bps), 4/15/34 (a)(b)(c)(d)	800,000	800,083
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 8/15/50 (d)	590,000	641,112
Grace Trust, Series 2020-GRCE, Class C, 2.68%, 12/10/40, Callable 12/10/30 @ 100 (a)(d)(e)	650,000	640,392
Greywolf CLO II Ltd., Series 2013-1A, Class C2RR (US0003M+420bps), 4/15/34 (a)(b)(c)	900,000	891,000
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45, Callable 2/10/22 @ 100 (d)	484,454	488,534
GS Mortgage Securities Trust, Series 2019-GC42, Class A4, 3.00%, 9/1/52, Callable 9/10/29 @ 100 (d)	690,000	726,369
GS Mortgage Securities Trust, Series 2013-GC12, Class AS, 3.38%, 6/10/46, Callable 5/10/23 @ 100	300,000	312,783
Hilton USA Trust, Series 2016-SFP, Class A, 2.83%, 11/5/35 (a)(d)	500,000	500,384
JPMCC Mortgage Securities Trust, Series 2017-JP5, Class B, 4.08%, 3/15/50 (e)	200,000	213,940
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class B, 4.00%, 12/15/50 (e)	150,000	161,962
Total Collateralized Mortgage Obligations (Cost $6,613,715)		6,576,599
Corporate Bonds (64.9%)

Communication Services (10.1%):
AT&T, Inc.
4.30%, 2/15/30, Callable 11/15/29 @ 100 (d)	1,200,000	1,351,056
3.50%, 9/15/53, Callable 3/15/53 @ 100 (a)(d)	1,600,000	1,473,472
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56 (a)(d)	800,000	846,160
Charter Communications Operating LLC/Charter Communications Operating capital, 3.70%, 4/1/51, Callable 10/1/50 @ 100	500,000	467,060
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, 2/1/32, Callable 11/1/31 @ 100 (d)	2,600,000	2,414,932
T-Mobile USA, Inc.
3.50%, 4/15/31, Callable 4/15/26 @ 101.75	960,000	969,974
3.30%, 2/15/51, Callable 8/15/50 @ 100 (a)(d)	600,000	557,640
Verizon Communications, Inc., 3.55%, 3/22/51, Callable 9/22/50 @ 100 (d)	600,000	596,622
ViacomCBS, Inc.
4.38%, 3/15/43	150,000	162,020

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
4.95%, 5/19/50, Callable 11/19/49 @ 100 (f)	$250,000	$292,595
		9,131,531
Consumer Discretionary (11.3%):
Expedia Group, Inc., 2.95%, 3/15/31, Callable 12/15/30 @ 100 (a)(d)	2,300,000	2,265,753
General Motors Co., 5.95%, 4/1/49, Callable 10/1/48 @ 100	400,000	506,436
Kohl’s Corp.
3.38%, 5/1/31, Callable 2/1/31 @ 100	500,000	500,085
5.55%, 7/17/45, Callable 1/17/45 @ 100 (d)(f)	1,000,000	1,132,900
Marriott International, Inc., 2.85%, 4/15/31, Callable 1/15/31 @ 100 (d)	2,600,000	2,553,590
MDC Holdings, Inc., 2.50%, 1/15/31, Callable 7/15/30 @ 100	900,000	851,814
Nissan Motor Acceptance Corp., 2.75%, 3/9/28, Callable 1/9/28 @ 100 (a)(d)(f)	2,500,000	2,480,025
		10,290,603
Consumer Staples (5.1%):
BAT Capital Corp.
3.46%, 9/6/29, Callable 6/6/29 @ 100 (d)	1,500,000	1,564,185
2.73%, 3/25/31, Callable 12/25/30 @ 100 (d)	1,300,000	1,262,404
Kraft Heinz Foods Co., 4.25%, 3/1/31, Callable 12/1/30 @ 100 (d)	1,600,000	1,765,280
		4,591,869
Energy (14.7%):
Energy Transfer LP
3.75%, 5/15/30, Callable 2/15/30 @ 100 (d)	1,100,000	1,134,661
5.00%, 5/15/50, Callable 11/15/49 @ 100 (d)	500,000	514,535
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 (d)	2,100,000	2,289,882
Marathon Petroleum Corp., 4.50%, 4/1/48, Callable 10/1/47 @ 100 (d)	650,000	685,100
MPLX LP
4.80%, 2/15/29, Callable 11/15/28 @ 100 (d)	2,200,000	2,516,426
5.50%, 2/15/49, Callable 8/15/48 @ 100	100,000	118,848
ONEOK, Inc.
3.40%, 9/1/29, Callable 6/1/29 @ 100 (d)	1,900,000	1,952,459
4.45%, 9/1/49, Callable 3/1/49 @ 100	150,000	149,621
Ovintiv Exploration, Inc., 5.38%, 1/1/26, Callable 10/1/25 @ 100 (d)	2,500,000	2,745,299
Valero Energy Corp., 4.00%, 4/1/29, Callable 1/1/29 @ 100 (d)	1,200,000	1,299,636
		13,406,467
Financials (6.1%):
Arch Capital Group Ltd., 3.64%, 6/30/50, Callable 12/30/49 @ 100 (d)	700,000	699,853
Bank of America Corp., 2.83% (SOFR+200bps ), 10/24/51, MTN, Callable 10/24/50 @ 100 (b)(d)	1,000,000	910,790
Ford Motor Credit Co. LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100 (d)	1,000,000	992,070
General Motors Financial Co., Inc., 3.60%, 6/21/30, Callable 3/21/30 @ 100 (d)	1,100,000	1,159,301
Wells Fargo & Co.
3.07% (SOFR+253bps), 4/30/41, Callable 4/30/40 @ 100 (b)	250,000	244,633
3.90%, 5/1/45 (d)	500,000	547,905
Willis North America, Inc., 3.88%, 9/15/49, Callable 3/15/49 @ 100 (d)(f)	850,000	901,876
		5,456,428
Health Care (1.0%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 (d)	800,000	902,424
Industrials (5.4%):
Air Lease Corp., 4.63%, 10/1/28, Callable 7/1/28 @ 100 (d)	2,200,000	2,417,294
Boeing Co. (The), 3.75%, 2/1/50, Callable 8/1/49 @ 100	600,000	571,860

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
The Boeing Co., 5.15%, 5/1/30, Callable 2/1/30 @ 100 (d)	$1,600,000	$1,841,184
		4,830,338
Information Technology (2.6%):
Dell International LLC / EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100 (a)(d)	1,900,000	2,361,966

Materials (4.1%):
Freeport-McMoRan, Inc., 5.00%, 9/1/27, Callable 9/1/22 @ 102.5 (d)(f)	3,475,000	3,691,110

Real Estate (1.4%):
Simon Property Group LP, 2.20%, 2/1/31, Callable 11/1/30 @ 100	1,300,000	1,241,435

Utilities (3.1%):
FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29 @ 100 (d)(f)	2,900,000	2,808,998
Total Corporate Bonds (Cost $59,857,539)		58,713,169
Residential Mortgage-Backed Securities (0.2%)
Bank of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 9/20/34, Callable 2/20/24 @ 100 (d)	55,199	56,996
Countrywide Home Loans, Inc., Series 2004-5, Class 2A9, 5.25%, 5/25/34, Callable 4/25/21 @ 100 (d)	74,705	77,715
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20, Callable 10/25/30 @ 100 (d)	1,629	1,619
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 2.59%, 2/25/35, Callable 4/25/21 @ 100 (d)(e)	15,326	15,326
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 4/25/21 @ 100 (d)	1,306	958
Total Residential Mortgage-Backed Securities (Cost $150,811)		152,614
Yankee Dollars (8.1%)

Energy (0.6%):
Cenovus Energy, Inc., 5.40%, 6/15/47, Callable 12/15/46 @ 100	500,000	555,015

Financials (3.4%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30, Callable 2/1/30 @ 100 (a)(d)	2,950,000	3,110,657

Industrials (3.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 7/21/27, Callable 4/21/27 @ 100 (d)	1,200,000	1,255,032
3.88%, 1/23/28, Callable 10/23/27 @ 100 (d)(f)	1,500,000	1,570,575
		2,825,607
Materials (1.0%):
Teck Resources, Ltd., 6.25%, 7/15/41, Callable 1/15/41 @ 100	700,000	862,652
Total Yankee Dollars (Cost $7,454,695)		7,353,931
U.S. Government Mortgage-Backed Agencies (0.2%)
Federal National Mortgage Association
Series 2018-M1, Class A2, 2.98%, 12/25/27 (e)	65,000	70,842
3.50%, 7/1/43 (d)	60,972	65,875
		136,717
Total U.S. Government Mortgage-Backed Agencies (Cost $125,016)		136,717
U.S. Treasury Obligations (11.7%)
U.S. Treasury Bonds, 1.38%, 8/15/50	500,000	388,984
U.S. Treasury Notes
0.13%, 4/30/22 (d)	2,100,000	2,100,902
0.13%, 6/30/22 (d)	4,500,000	4,501,055

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	March 31, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
0.13%, 11/30/22 (d)	$3,600,000	$3,599,016
Total U.S. Treasury Obligations (Cost $10,663,347)		10,589,957
Exchange-Traded Funds (4.6%)
iShares iBoxx High Yield Corporate Bond ETF (d)(f)	30,000	2,615,400
VanEck Vectors Fallen Angel High Yield Bond ETF (d)	48,300	1,542,219
Total Exchange-Traded Funds (Cost $3,967,811)		4,157,619
Collateral for Securities Loaned^ (11.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (g)	204,255	204,255
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (g)	5,260,024	5,260,024
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (g)	101,933	101,933
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (g)	812,783	812,783
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (g)	3,654,432	3,654,432
Total Collateral for Securities Loaned (Cost $10,033,427)		10,033,427
Total Investments (Cost $99,966,244) — 109.3%		98,804,940
Liabilities in excess of other assets — (9.3)%		(8,440,179)
NET ASSETS - 100.00%		$90,364,761

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $18,218,479 and amounted to 20.2% of net assets.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2021.
(c)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(d)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(e)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2021.

(f)	All or a portion of this security is on loan.
(g)	Rate disclosed is the daily yield on March 31, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
US0003M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	38	6/30/21	$8,392,836	$8,387,609	$(5,227)
30-Year U.S. Treasury Bond Futures	74	6/21/21	$11,876,193	$11,439,938	$(436,255)
					$(441,482)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	161	6/21/21	23,876,356	23,133,687	742,669
Ultra Long Term U.S. Treasury Bond Futures	7	6/21/21	1,285,211	1,268,531	16,680
					$759,349

	Total unrealized appreciation				$759,349
	Total unrealized depreciation				(441,482)
	Total net unrealized appreciation (depreciation)				$317,867